As filed with the Securities and Exchange Commission on December 7, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10267
Investment Company Act file number

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 425
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2007

Date of reporting period: SEPTEMBER 30, 2006

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

September 30, 2006

ASSETMARK LARGE CAP GROWTH FUND

ASSETMARK LARGE CAP VALUE FUND

ASSETMARK SMALL/MID CAP GROWTH FUND

ASSETMARK SMALL/MID CAP VALUE FUND

ASSETMARK INTERNATIONAL EQUITY FUND

ASSETMARK REAL ESTATE SECURITIES FUND

ASSETMARK TAX-EXEMPT FIXED INCOME FUND

ASSETMARK CORE PLUS FIXED INCOME FUND

November, 2006

Dear Shareholder,

    Over the past six months, we made two changes to our lineup of investment managers for the AssetMark Funds. In the AssetMark Small/Mid Cap Value Fund, our two previous Sub-Advisors for the Fund were replaced by Advisory Research, Inc. and First Quadrant L.P. After an extensive search of the Small/Mid Cap Value manager universe, utilizing the manager research expertise of Wilshire Associates, Advisory Research and First Quadrant were selected for this mandate, and each firm took over as manager of approximately 50% of the Fund’s portfolio on April 5, 2006. In consultation with Wilshire Associates, we will continue our diligent efforts to research and monitor a broad universe of investment managers to provide shareholders with the finest institutional quality investment capabilities available for the management of the AssetMark Funds portfolios.

    In addition, on June 28, 2006, the Funds’ Advisor, AssetMark Investment Advisors, Inc., announced a new partnership with Genworth Financial, Inc. (NYSE:GNW), a Fortune 500 insurance company holding firm, which was described in more detail in the Proxy Solicitation sent out in July. This transaction, which involved the acquisition of AssetMark by Genworth Financial, closed on October 21, 2006 following the receipt of proxy votes from the requisite number of shareholders in each of our eight AssetMark Funds.

    We greatly appreciate the support of the thousands of individual shareholders of the Funds and the hundreds of independent investment advisors who have recommended the Funds as integral components of a diversified asset allocation portfolio. We look forward into 2007 with confidence that the Funds will continue to be well positioned to meet the challenges and opportunities that lie ahead.

Sincerely,
Ronald D. Cordes
Chairman and President
AssetMark Funds

AssetMark Funds
EXPENSE EXAMPLE
September 30, 2006 (Unaudited)

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (April 1, 2006 - September 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AssetMark Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$ 936.70	$6.36

Hypothetical (5% return
before expenses)	1,000.00	1,018.50	6.63

* Expenses are equal to the Fund’s annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued)
September 30, 2006 (Unaudited)

AssetMark Large Cap Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$1,075.60	$6.61

Hypothetical (5% return
before expenses)	1,000.00	1,018.70	6.43

* Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark Small/Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$ 896.20	$6.70

Hypothetical (5% return
before expenses)	1,000.00	1,018.00	7.13

* Expenses are equal to the Fund’s annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark Small/Mid Cap Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$ 997.90	$6.96

Hypothetical (5% return
before expenses)	1,000.00	1,018.10	7.03

* Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark International Equity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$1,015.60	$6.92

Hypothetical (5% return
before expenses)	1,000.00	1,018.20	6.93

* Expenses are equal to the Fund’s annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued)
September 30, 2006 (Unaudited)

AssetMark Real Estate Securities Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$1,077.50	$7.76

Hypothetical (5% return
before expenses)	1,000.00	1,017.60	7.54

* Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark Tax-Exempt Fixed Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$1,027.00	$6.55

Hypothetical (5% return
before expenses)	1,000.00	1,018.60	6.53

* Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark Core Plus Fixed Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	April 1, 2006	September 30, 2006	April 1, 2006 - September 30, 2006
Actual	$1,000.00	$1,033.20	$5.81

Hypothetical (5% return
before expenses)	1,000.00	1,019.35	5.77

* Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS
September 30, 2006 (Unaudited)

AssetMark Large Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$78,987,196
Consumer Staples		60,974,280
Energy		28,736,477
Financials		136,110,518
Health Care		122,057,166
Industrials		64,657,299
Information Technology		202,277,590
Materials		3,537,521
Short Term Investments		85,509,611
	Total	$782,847,658(1)

(1) Total excludes $236,001,619 of Securities Lending Collateral

AssetMark Large Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$97,566,002
Consumer Staples		63,589,647
Energy		60,919,763
Financials		187,127,003
Health Care		53,345,818
Industrials		44,915,079
Information Technology		58,805,737
Materials		33,584,321
Telecommunication Services		28,937,876
Utilities		9,165,432
Short Term Investments		26,359,700
	Total	$664,316,378(1)

(1) Total excludes $253,874,102 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
September 30, 2006 (Unaudited)

AssetMark Small/Mid Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$21,415,712
Consumer Staples		3,282,253
Energy		9,007,323
Financials		17,760,357
Health Care		20,917,525
Industrials		32,386,251
Information Technology		26,020,878
Materials		6,164,685
Telecommunication Services		2,777,520
Utilities		1,661,175
Short Term Investments		4,141,683
	Total	$145,535,362(1)

(1) Total excludes $45,705,592 of Securities Lending Collateral

AssetMark Small/Mid Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$12,631,711
Consumer Staples		3,901,707
Energy		9,135,160
Financials		53,762,838
Health Care		6,982,074
Industrials		6,443,386
Information Technology		10,401,478
Materials		5,581,201
Telecommunication Services		2,319,569
Utilities		12,370,466
	Total	$123,529,590(1)

(1) Total excludes $43,014,467 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
September 30, 2006 (Unaudited)

AssetMark International Equity Fund

Components of Portfolio Holdings
Asia		$217,283,783
Australia		5,894,839
Europe		430,608,918
North America		17,359,488
South America		8,374,732
Short Term Investments		6,058,965
	Total	$685,580,725(1)

(1) Total excludes $51,370,823 of Securities Lending Collateral

AssetMark Real Estate Securities Fund

Components of Portfolio Holdings
Apartments		$21,157,076
Diversified		11,672,834
Health Care		833,810
Hotels & Motels		3,897,289
Office Property		19,740,624
Regional Malls		16,145,391
Shopping Centers		11,183,811
Storage		2,416,984
Warehouse/Industrial		6,961,408
Short Term Investments		1,267,547
	Total	$95,276,774(1)

(1) Total excludes $38,350,847 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
September 30, 2006 (Unaudited)

AssetMark Tax-Exempt Fixed Income Fund

Components of Portfolio Holdings
General Obligation Bonds		$73,312,239
Revenue Bonds		136,260,052
Certificate Participation		2,243,750
Notes		1,254,138
Special Assessment		907,722
Special Tax		1,335,762
Warrants		700,011
Short Term Investments		5,345,169
	Total	$221,358,843

AssetMark Core Plus Fixed Income Fund

Components of Portfolio Holdings
Asset Backed Securities	$29,918,782
Collateralized Mortgage Obligations	19,650,760
Convertible Preferred Stocks	1,319,538
Corporate Bonds	109,145,413
Foreign Government Note/Bonds	14,672,130
Mortgage Backed Securities	237,630,767
Preferred Stocks	1,021,825
Supranational Obligations	1,475,680
U.S. Government Agency Issues	175,553,079
U.S. Treasury Obligations	83,845,196
Municipal Bonds	3,221,314
Short Term Investments	44,006,696
Total	$721,461,180(1)

(1) Total excludes $214,866,688 of Securities Lending Collateral

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 97.46%
	Aerospace & Defense - 1.52%
122,675	Precision Castparts Corp. (b)	$7,748,153
49,400	United Technologies Corp.	3,129,490
		10,877,643
	Air Freight & Logistics - 1.44%
230,400	Expeditors International
	Washington, Inc. (b)	10,271,232
	Beverages - 3.26%
60,600	The Coca-Cola Co.	2,707,608
68,525	Hansen Natural Corp. (a)(b)	2,225,692
281,350	PepsiCo, Inc.	18,360,901
		23,294,201
	Biotechnology - 5.50%
116,076	Amgen, Inc. (a)(b)	8,302,916
252,685	Genentech, Inc. (a)(b)	20,897,049
147,925	Gilead Sciences, Inc. (a)(b)	10,162,448
		39,362,413
	Capital Markets - 7.42%
83,000	The Bank of New York Co., Inc.	2,926,580
37,425	BlackRock, Inc. (b)	5,576,325
59,550	The Goldman Sachs
	Group, Inc. (b)	10,074,073
130,460	Lehman Brothers
	Holdings, Inc. (b)	9,635,776
46,150	Merrill Lynch & Co., Inc.	3,609,853
74,825	Morgan Stanley	5,455,491
61,575	Northern Trust Corp. (b)	3,597,827
40,400	SEI Investments Co.	2,270,076
86,375	State Street Corp.	5,389,800
95,050	T. Rowe Price Group, Inc. (b)	4,548,143
		53,083,944
	Chemicals - 0.49%
53,300	Air Products & Chemicals, Inc.	3,537,521
	Commercial Banks - 1.28%
170,867	Commerce Bancorp, Inc. (b)	6,272,528
52,100	Wachovia Corp. (b)	2,907,180
		9,179,708
	Commercial Services & Supplies - 0.54%
106,500	Monster Worldwide, Inc. (a)	3,854,235
	Communications Equipment - 7.20%
650,350	Cisco Systems, Inc. (a)(b)	14,958,050
158,900	Corning, Inc. (a)(b)	3,878,749
502,825	Motorola, Inc.	12,570,625

Number of		Market
Shares		Value
	Communications Equipment (Continued)
553,326	QUALCOMM, Inc.	$20,113,400
		51,520,824
	Computers & Peripherals - 5.25%
194,150	Apple Computer, Inc. (a)(b)	14,955,374
119,625	Dell, Inc. (a)(b)	2,732,235
536,475	Network Appliance, Inc. (a)(b)	19,854,940
		37,542,549
	Consumer Finance - 2.00%
72,050	American Express Co.	4,040,564
23,500	Capital One Financial Corp. (b)	1,848,510
161,400	SLM Corp. (b)	8,389,572
		14,278,646
	Diversified Financial Services - 1.77%
19,125	Chicago Mercantile Exchange
	Holdings, Inc. (b)	9,146,531
70,450	Citigroup, Inc.	3,499,252
		12,645,783
	Electrical Equipment - 1.29%
110,375	Emerson Electric Co.	9,256,047
	Electronic Equipment & Instruments - 0.67%
43,100	CDW Corp. (b)	2,658,408
55,650	Molex, Inc. (b)	2,168,680
		4,827,088
	Energy Equipment & Services - 3.54%
46,450	Baker Hughes, Inc. (b)	3,167,890
155,250	Halliburton Co.	4,416,863
144,175	National-Oilwell, Inc. (a)(b)	8,441,446
150,600	Schlumberger Ltd. (b)	9,341,718
		25,367,917
	Food & Staples Retailing - 2.67%
72,900	Costco Wholesale Corp. (b)	3,621,672
127,725	CVS Corp.	4,102,527
40,700	Sysco Corp. (b)	1,361,415
118,824	Walgreen Co. (b)	5,274,597
96,975	Wal-Mart Stores, Inc.	4,782,807
		19,143,018
	Food Products - 0.69%
130,450	Archer-Daniels-Midland Co.	4,941,446
	Health Care Equipment & Supplies - 4.18%
99,900	Baxter International, Inc.	4,541,454
71,300	Biomet, Inc.	2,295,147
73,100	Dentsply International, Inc. (b)	2,201,041

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
105,500	Medtronic, Inc. (b)	$4,899,420
57,300	St Jude Medical, Inc. (a)	2,022,117
174,217	Varian Medical Systems, Inc. (a)(b)	9,301,446
68,700	Zimmer Holdings, Inc. (a)(b)	4,637,250
		29,897,875
	Health Care Providers & Services - 4.60%
50,865	Cerner Corp. (a)	2,309,271
105,750	DaVita, Inc. (a)	6,119,752
126,625	Medco Health Solutions, Inc. (a)(b)	7,611,429
64,775	Quest Diagnostics	3,961,639
167,550	Wellpoint, Inc. (a)	12,909,728
		32,911,819
	Hotels & Motels - 0.50%
62,125	Starwood Hotels &
	Resorts Worldwide, Inc.	3,552,929
	Hotels, Restaurants & Leisure - 0.23%
48,650	Starbucks Corp. (a)(b)	1,656,532
	Household Durables - 0.47%
105,555	Pulte Homes, Inc. (b)	3,362,982
	Household Products - 1.90%
41,250	Colgate-Palmolive Co.	2,561,625
178,025	Procter & Gamble Co.	11,033,989
		13,595,614
	Industrial Conglomerates - 3.13%
24,050	3M Co.	1,789,801
583,765	General Electric Co.	20,606,904
		22,396,705
	Insurance - 4.62%
69,250	Aflac, Inc. (b)	3,168,880
104,150	American International Group, Inc.	6,900,979
104,750	Chubb Corp.	5,442,810
65,775	Hartford Financial
	Services Group, Inc. (b)	5,705,981
481,092	The Progressive Corp.	11,805,998
		33,024,648
	Internet & Catalog Retail - 2.22%
226,865	Amazon.Com, Inc. (a)(b)	7,286,904
304,255	eBay, Inc. (a)(b)	8,628,672
		15,915,576
	Internet Software & Services - 4.89%
122,225	Akamai Technologies, Inc. (a)(b)	6,110,028

Number of		Market
Shares		Value
	Internet Software & Services (Continued)
65,752	Google, Inc. (a)(b)	$26,425,729
95,950	Yahoo!, Inc. (a)(b)	2,425,616
		34,961,373
	IT Services - 2.71%
47,125	Alliance Data
	Systems Corp. (a)(b)	2,600,829
42,700	Automatic Data Processing, Inc.	2,021,418
129,800	Cognizant Technology
	Solutions Corp. (a)	9,612,988
79,019	First Data Corp. (b)	3,318,798
39,350	Fiserv, Inc. (a)	1,852,991
		19,407,024
	Machinery - 1.12%
67,900	Dover Corp.	3,221,176
73,800	Illinois Tool Works, Inc. (b)	3,313,620
56,000	Pentair, Inc. (b)	1,466,640
		8,001,436
	Media - 2.43%
90,575	The McGraw-Hill
	Companies, Inc.	5,256,067
418,550	News Corp. (b)	8,224,508
19,300	Omnicom Group, Inc. (b)	1,806,480
67,310	The Walt Disney Co.	2,080,552
		17,367,607
	Multiline Retail - 1.52%
49,700	Kohl’s Corp. (a)	3,226,524
87,275	Nordstrom, Inc. (b)	3,691,732
71,900	Target Corp. (b)	3,972,475
		10,890,731
	Oil & Gas - 0.47%
53,300	Apache Corp. (b)	3,368,560
	Pharmaceuticals - 2.78%
159,325	Abbott Laboratories (b)	7,736,822
91,600	Genzyme Corp. (a)(b)	6,180,252
91,900	Johnson & Johnson	5,967,986
		19,885,060
	Real Estate - 0.88%
254,975	CB Richard Ellis Group, Inc. (a)(b)	6,272,385
	Semiconductor & Semiconductor
	Equipment - 2.71%
354,000	Intel Corp.	7,281,780
104,300	Linear Technology Corp. (b)	3,245,816

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment (Continued)
119,750	Nvidia Corp. (a)	$3,543,403
161,025	Texas Instruments, Inc. (b)	5,354,081
		19,425,080
	Software - 4.83%
50,283	Adobe Systems, Inc. (a)	1,883,098
265,775	BEA Systems, Inc. (a)(b)	4,039,780
44,253	Electronic Arts, Inc. (a)(b)	2,464,007
144,200	Microsoft Corp.	3,940,986
611,325	Oracle Corp. (a)	10,844,906
167,678	Salesforce.com, Inc. (a)(b)	6,016,287
253,975	Symantec Corp. (a)	5,404,588
		34,593,652
	Specialty Retail - 2.48%
105,850	American Eagle Outfitters (b)	4,639,406
88,650	Best Buy Co, Inc. (b)	4,748,094
71,600	Lowe’s Cos, Inc. (b)	2,009,096
260,025	Staples, Inc. (b)	6,326,408
		17,723,004
	Textiles, Apparel & Luxury Goods - 1.19%
159,100	Coach, Inc. (a)(b)	5,473,040
34,750	Nike, Inc. (b)	3,044,795
		8,517,835
	Thrifts & Mortgage Finance - 1.07%
217,620	Countrywide Financial Corp. (b)	7,625,405
	Total Common Stocks
	(Cost $629,629,777)	697,338,047
	SHORT TERM INVESTMENTS - 11.95%
	Money Market Funds - 11.95%
85,509,611	Federated Prime Obligations Fund
	5.180%, 01/01/2050	85,509,611
	Total Short Term Investments
	(Cost $85,509,611)	85,509,611
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 32.98%
	COMMERCIAL PAPER - 14.44%
$10,688,671	Antalis Funding,
	5.31%, 10/06/06 (c) (d)	10,677,656

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$ 5,344,336	CCN Independence IV LLC,
	5.46%, 04/16/07 (c)	$5,344,336
10,421,454	Chesham Finance LLC,
	5.43%, 10/02/06 (c) (d)	10,416,739
3,611,435	Concord Minutemen Capital Co.,
	5.32%, 10/10/06 (c)	3,611,435
5,077,119	Concord Minutemen Capital Co.,
	5.33%, 10/10/06 (c)	5,077,119
8,016,503	Duke Funding,
	5.31%, 12/06/06 (c)	8,016,503
10,154,238	Fenway Funding LLC,
	5.32%, 10/02/06 (c) (d)	10,118,359
1,603,301	Fenway Funding LLC,
	5.41%, 10/02/06 (c) (d)	1,602,578
9,619,804	Laguna Corp.,
	5.34%, 10/23/06 (c) (d)	9,574,399
6,145,986	Lakeside Funding LLC,
	5.33%, 10/10/06 (c)	6,145,986
9,085,370	Mortgage Interest Networking Trust,
	5.35%, 10/26/06 (c) (d)	9,047,706
4,008,252	Ocala Funding,
	5.34%, 10/26/06 (c) (d)	3,984,012
3,741,034	Rams Funding LLC,
	5.32%, 10/06/06 (c) (d)	3,727,265
5,878,769	Rams Funding LLC,
	5.32%, 10/18/06 (c) (d)	5,853,670
10,154,238	Thornburg Mortgage Capital LLC,
	5.32%, 10/05/06 (c) (d)	10,112,379
	Total Commercial Paper
	(Cost $103,310,142)	103,310,142
	CORPORATE BONDS AND NOTES - 1.16%
2,672,168	Bayerische Landesbank,
	5.38%, 12/24/15	2,672,168
3,206,601	Metlife Global, 5.42%, 04/28/08	3,206,601
2,404,951	Northlake, 5.46%, 03/06/33 (c)	2,404,951
	Total Corporate Bonds and Notes
	(Cost $8,283,720)	8,283,720
	CORPORATE PAYDOWN
	SECURITIES - 1.38%
2,672,168	Duke Funding, 5.06%, 10/11/06 (c)	2,672,168
7,190,631	Leafs LLC, 5.27%, 04/20/07 (c)	7,190,631
	Total Corporate Paydown
	Securities (Cost $9,862,799)	9,862,799

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	MUTUAL FUNDS - 0.02%
176,177	AIM Short Term
	Liquid Asset Fund	$176,177
	Total Mutual Fund
	(Cost $176,177)	176,177
Principal
Amount
	REPURCHASE AGREEMENTS - 15.98%
$13,360,839	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $13,444,213,
	3.88%, 04/15/29)	13,360,839
53,443,355	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$58,761,019, 0.00% to 1.67%,
	09/19/09 to 03/19/45)	53,443,355
2,672,168	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$2,793,073, 6.50%, 08/31/36)	2,672,168
2,939,385	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$2,985,009, 6.00%, 09/15/36)	2,939,385
4,008,252	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$4,192,524, 5.54%, 09/11/41)	4,008,252
29,393,845	Merrill Lynch Repurchase
	Agreement, 5.35%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$8,721,956, 6.00%, 05/15/35
	to 09/15/36)	29,393,845

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$ 8,550,937	Morgan Stanley Repurchase
	Agreement, 5.40%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $29,862,915,
	4.50% to 5.50%, 09/01/23
	to 10/01/33)	$8,550,937
	Total Repurchase Agreements
	(Cost $114,368,781)	114,368,781
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $236,001,619)	236,001,619
	Total Investments
	(Cost $951,141,007) - 142.39%	1,018,849,277
	Liabilities in Excess of
	Other Assets - (42.39)%	(303,325,767)
	TOTAL NET
	ASSETS - 100.00%	$715,523,510

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on
September 30, 2006.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 95.94%
	Aerospace & Defense - 0.90%
88,200	Northrop Grumman Corp. (b)	$6,003,774
	Airlines - 0.03%
121,040	Delta Air Lines, Inc. (a)(b)	165,825
	Auto Components - 0.86%
1,038,246	Delphi Corp. (a)(b)	1,661,194
96,915	The Goodyear Tire
	& Rubber Co. (a)(b)	1,405,267
36,500	Johnson Controls, Inc. (b)	2,618,510
		5,684,971
	Automobiles - 3.77%
888,836	Ford Motor Co. (b)	7,190,683
433,125	General Motors Corp. (b)	14,405,737
55,550	Harley-Davidson, Inc. (b)	3,485,763
		25,082,183
	Beverages - 1.32%
74,300	Anheuser-Busch Companies, Inc.	3,529,993
146,800	Coca-Cola Enterprises, Inc.	3,057,844
30,350	Diageo PLC - ADR	2,156,064
		8,743,901
	Building Products - 1.44%
349,500	Masco Corp. (b)	9,583,290
	Capital Markets - 1.80%
41,570	Ameriprise Financial, Inc.	1,949,633
135,600	Lehman Brothers Holdings, Inc. (b)	10,015,416
		11,965,049
	Chemicals - 1.74%
217,300	The Dow Chemical Co. (b)	8,470,354
46,400	PPG Industries, Inc.	3,112,512
		11,582,866
	Commercial Banks - 5.07%
196,800	Bank of America Corp.	10,542,576
112,480	Fifth Third Bancorp (b)	4,283,239
56,792	HSBC Holdings PLC - ADR (b)	5,198,172
164,200	KeyCorp (b)	6,147,648
134,660	Popular, Inc.	2,617,790
135,900	Wells Fargo & Co.	4,916,862
		33,706,287
	Commercial Services & Supplies - 1.10%
14,150	Dun & Bradstreet Corp. (a)(b)	1,061,109
288,380	H&R Block, Inc. (b)	6,269,381
		7,330,490

Number of		Market
Shares		Value
	Communications Equipment - 1.33%
158,750	Avaya, Inc. (a)(b)	$1,816,100
2,997,435	Lucent Technologies, Inc. (a)(b)	7,013,998
		8,830,098
	Computers & Peripherals - 2.71%
343,730	Dell, Inc. (a)(b)	7,850,793
90,500	Hewlett-Packard Co.	3,320,445
51,690	International Business
	Machines Corp.	4,235,479
44,685	Lexmark International, Inc. (a)	2,576,537
		17,983,254
	Construction Materials - 0.17%
14,450	Vulcan Materials Co.	1,130,712
	Consumer Finance - 1.25%
148,300	American Express Co. (b)	8,316,664
	Containers & Packaging - 0.54%
66,600	Sealed Air Corp. (b)	3,604,392
	Diversified Financial Services - 3.76%
264,770	Citigroup, Inc.	13,151,126
200,223	J.P. Morgan Chase & Co.	9,402,472
37,650	Moody’s Corp. (b)	2,461,557
		25,015,155
	Diversified Telecommunication Services - 4.35%
243,255	AT&T Inc. (b)	7,920,383
105,055	BellSouth Corp.	4,491,101
108,100	Sprint Corp. (b)	1,853,915
395,165	Verizon Communications, Inc. (b)	14,672,476
		28,937,875
	Electric Utilities - 1.38%
146,600	TXU Corp.	9,165,432
	Energy Equipment & Services - 1.03%
109,600	GlobalSantaFe Corp.	5,478,904
18,600	Transocean, Inc. (a)	1,362,078
		6,840,982
	Food & Staples Retailing - 3.48%
125,800	Costco Wholesale Corp. (b)	6,249,744
165,596	The Kroger Co.	3,831,891
140,285	Safeway, Inc. (b)	4,257,650
175,550	Supervalu, Inc.	5,205,058
72,950	Wal-Mart Stores, Inc.	3,597,894
		23,142,237
	Food Products - 0.98%
20,500	Hershey Foods Corp. (b)	1,095,725

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food Products (Continued)
338,860	Sara Lee Corp.	$5,445,480
		6,541,205
	Health Care Providers & Services - 2.12%
29,050	Cardinal Health, Inc. (b)	1,909,747
40,250	Caremark Rx, Inc. (b)	2,280,967
28,200	Cigna Corp. (b)	3,280,224
63,200	HCA, Inc. (b)	3,153,048
427,500	Tenet Healthcare Corp. (a)(b)	3,479,850
		14,103,836
	Hotels, Restaurants & Leisure - 1.05%
77,000	Carnival Corp. (b)	3,621,310
86,000	McDonald’s Corp.	3,364,320
		6,985,630
	Household Durables - 0.85%
39,500	Fortune Brands, Inc. (b)	2,966,845
32,110	Whirlpool Corp.	2,700,772
		5,667,617
	Household Products - 1.25%
102,800	Kimberly-Clark Corp. (b)	6,719,008
25,900	Procter & Gamble Co. (b)	1,605,282
		8,324,290
	Industrial Conglomerates - 1.63%
37,000	3M Co.	2,753,540
288,850	Tyco International Ltd.	8,084,911
		10,838,451
	Insurance - 10.46%
209,600	The Allstate Corp. (b)	13,148,208
113,700	American International Group, Inc.	7,533,762
32,350	AON Corp. (b)	1,095,695
2,103	Berkshire Hathaway, Inc. (a)(b)	6,674,922
144,570	Loews Corp.	5,479,203
234,260	Marsh & McLennan
	Companies, Inc.	6,594,419
182,800	Metlife, Inc. (b)	10,361,104
167,400	The Progressive Corp.	4,107,996
269,800	The St. Paul Travelers
	Companies, Inc.	12,650,922
31,866	Transatlantic Holdings, Inc.	1,925,025
		69,571,256
	IT Services - 1.04%
59,637	Electronic Data Systems Corp.	1,462,299

Number of		Market
Shares		Value
	IT Services (Continued)
59,150	Iron Mountain, Inc. (a)	$2,539,901
515,175	Unisys Corp. (a)	2,915,891
		6,918,091
	Leisure Equipment & Products - 1.36%
245,286	Eastman Kodak Co. (b)	5,494,406
180,835	Mattel, Inc.	3,562,450
		9,056,856
	Machinery - 2.21%
85,600	Deere & Co. (b)	7,182,696
131,700	Paccar, Inc.	7,509,534
		14,692,230
	Media - 4.84%
234,800	CBS Corporation (b)	6,614,316
149,950	Comcast Corp. (a)(b)	5,519,659
210,725	Gannett Co., Inc. (b)	11,975,502
145,600	News Corp. (b)	2,861,040
158,380	Tribune Co. (b)	5,182,194
		32,152,711
	Metals & Mining - 1.74%
197,670	Alcoa, Inc.	5,542,667
71,000	Phelps Dodge Corp. (b)	6,013,700
		11,556,367
	Multiline Retail - 0.54%
83,600	Federated Department Stores (b)	3,612,356
	Office Electronics - 0.81%
346,420	Xerox Corp. (a)	5,390,295
	Oil & Gas - 8.13%
151,300	Apache Corp. (b)	9,562,160
280,152	ConocoPhillips	16,677,449
58,100	Devon Energy Corp. (b)	3,669,015
103,795	El Paso Corp.	1,415,764
50,750	EOG Resources, Inc. (b)	3,301,287
199,900	Occidental Petroleum Corp.	9,617,189
191,100	Valero Energy Corp.	9,835,917
		54,078,781
	Paper & Forest Products - 0.86%
92,800	Weyerhaeuser Co.	5,709,984
	Pharmaceuticals - 5.90%
245,844	Bristol-Myers Squibb Co.	6,126,433
52,000	Johnson & Johnson	3,376,880
211,530	Merck & Co., Inc. (b)	8,863,107
471,616	Pfizer, Inc.	13,375,030

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
279,855	Schering Plough Corporation	$6,181,997
25,935	Wyeth	1,318,535
		39,241,982
	Real Estate - 1.96%
155,500	Equity Office Properties Trust (b)	6,182,680
75,400	Simon Property Group, Inc. (b)	6,832,748
		13,015,428
	Road & Rail - 0.39%
35,000	Burlington Northern
	Santa Fe Corp.	2,570,400
	Semiconductor & Semiconductor
	Equipment - 1.50%
356,200	Intel Corp.	7,327,034
151,696	Micron Technology, Inc. (a)(b)	2,639,510
		9,966,544
	Software - 1.46%
355,560	Microsoft Corp. (b)	9,717,455
	Specialty Retail - 0.46%
115,300	Limited Brands, Inc. (b)	3,054,297
	Thrifts & Mortgage Finance - 3.84%
165,700	Countrywide Financial Corp. (b)	5,806,128
57,500	Fannie Mae	3,214,825
47,600	Freddie Mac (a)	3,157,308
61,400	Golden West Financial Corp. (b)	4,743,150
198,200	Washington Mutual, Inc. (b)	8,615,754
		25,537,165
	Tobacco - 2.53%
219,961	Altria Group, Inc.	16,838,014
	Total Common Stocks
	(Cost $556,919,934)	637,956,678
	SHORT TERM INVESTMENTS - 3.97%
	Money Market Funds - 3.97%
26,359,712	Federated Prime Obligations Fund	26,359,700
	5.180%, 01/01/2050
	Total Short Term Investments
	(Cost $26,359,700)	26,359,700

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 38.18%
	COMMERCIAL PAPER - 16.71%
$11,498,128	Antalis Funding,
	5.31%, 10/06/06 (c) (d)	$11,486,278
5,749,064	CCN Independence IV LLC,
	5.46%, 04/16/07 (c)	5,749,064
11,210,675	Chesham Finance LLC,
	5.43%, 10/02/06 (c) (d)	11,205,602
3,884,930	Concord Minutemen Capital Co.,
	5.32%, 10/10/06 (c)	3,884,930
5,461,611	Concord Minutemen Capital Co.,
	5.33%, 10/10/06 (c)	5,461,611
8,623,596	Duke Funding,
	5.31%, 12/06/06 (c)	8,623,596
10,923,221	Fenway Funding LLC,
	5.32%, 10/02/06 (c) (d)	10,884,626
1,724,719	Fenway Funding LLC,
	5.41%, 10/02/06 (c) (d)	1,723,942
10,348,315	Laguna Corp.,
	5.34%, 10/23/06 (c) (d)	10,299,471
6,611,423	Lakeside Funding LLC,
	5.33%, 10/10/06 (c)	6,611,423
9,773,409	Mortgage Interest Networking Trust,
	5.35%, 10/26/06 (c) (d)	9,732,892
4,311,798	Ocala Funding,
	5.34%, 10/26/06 (c) (d)	4,285,722
4,024,345	Rams Funding LLC,
	5.32%, 10/06/06 (c) (d)	4,009,533
6,323,970	Rams Funding LLC,
	5.32%, 10/18/06 (c) (d)	6,296,970
10,923,221	Thornburg Mortgage Capital LLC,
	5.32%, 10/05/06 (c) (d)	10,878,194
	Total Commercial Paper
	(Cost $111,133,854)	111,133,854
	CORPORATE BONDS AND NOTES - 1.34%
2,874,532	Bayerische Landesbank,
	5.38%, 12/24/15	2,874,532
3,449,438	Metlife Global, 5.42%, 04/28/08	3,449,438
2,587,079	Northlake, 5.46%, 03/06/33 (c)	2,587,079
	Total Corporate Bonds and Notes
	(Cost $8,911,049)	8,911,049

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE PAYDOWN
	SECURITIES - 1.60%
$ 2,874,532	Duke Funding,
	5.06%, 10/11/06 (c)	$2,874,532
7,735,180	Leafs LLC, 5.27%, 04/20/07 (c)	7,735,180
	Total Corporate Paydown
	Securities (Cost $10,609,712)	10,609,712
Number of
Shares
	MUTUAL FUNDS - 0.03%
189,519	AIM Short Term
	Liquid Asset Fund	189,519
	Total Mutual Funds
	(Cost $189,519)	189,519
Principal
Amount
	REPURCHASE AGREEMENTS - 18.50%
$14,372,660	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $14,462,347,
	3.88%, 04/15/29)	14,372,660
57,490,639	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$63,211,011, 0.00% to 1.67%,
	09/19/09 to 03/19/45)	57,490,639
2,874,532	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$3,004,593, 6.50%, 08/31/36)	2,874,532
3,161,985	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$3,211,064, 6.00%, 09/15/36)	3,161,985
4,311,798	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$4,510,025, 5.54%, 09/11/41)	4,311,798

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$31,619,851	Merrill Lynch Repurchase
	Agreement, 5.35%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$9,382,473, 6.00%, 05/15/35
	to 09/15/36)	$31,619,851
9,198,503	Morgan Stanley Repurchase
	Agreement, 5.40%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $32,124,444,
	4.50% to 5.50%, 09/01/23
	to 10/01/33)	9,198,503
	Total Repurchase Agreements
	(Cost $123,029,968)	123,029,968
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $253,874,102)	253,874,102
	Total Investments
	(Cost $837,153,736) - 138.09%	918,190,480
	Liabilities in Excess of
	Other Assets - (38.09)%	(253,262,961)
	TOTAL NET
	ASSETS - 100.00%	$664,927,519

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on
September 30, 2006.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 97.49%
	Aerospace & Defense - 3.19%
94,743	BE Aerospace, Inc. (a)(b)	$1,998,130
44,000	Orbital Sciences Corp. (a)	825,880
27,850	Precision Castparts Corp. (b)	1,759,006
		4,583,016
	Air Freight & Logistics - 0.72%
28,500	EGL, Inc. (a)(b)	1,038,540
	Airlines - 1.42%
15,300	AMR Corp. (a)	354,042
46,600	Continental Airlines, Inc. (a)(b)	1,319,246
47,700	Mesa Air Group, Inc. (a)	370,152
		2,043,440
	Biotechnology - 0.39%
17,300	Kendle International, Inc. (a)	553,946
	Capital Markets - 5.29%
40,975	Affiliated Managers
	Group, Inc. (a)(b)	4,102,007
15,904	GFI Group Inc. (a)	879,332
18,650	Greenhill & Co, Inc. (b)	1,249,923
30,200	Investment Technology
	Group, Inc. (a)	1,351,450
		7,582,712
	Chemicals - 1.77%
9,900	Lubrizol Corp.	452,727
37,100	OM Group, Inc. (a)(b)	1,630,174
14,200	Westlake Chemical Corp.	454,542
		2,537,443
	Commercial Banks - 0.55%
25,550	Signature Bank (a)	790,262
	Commercial Services & Supplies - 9.62%
38,450	American Reprographics Co. (a)	1,232,707
47,750	The Corporate Executive
	Board Co. (b)	4,293,203
22,341	CoStar Group, Inc. (a)	923,130
14,400	Dun & Bradstreet Corp. (a)(b)	1,079,856
12,400	Equifax, Inc.	455,204
13,200	First Advantage Corp. (a)(b)	275,352
27,800	ITT Educational
	Services, Inc. (a)	1,843,140
15,950	Laureate Education, Inc. (a)	763,367
19,600	Monster Worldwide, Inc. (a)	709,324
9,800	Strayer Education, Inc. (b)	1,060,458
36,400	Tetra Tech, Inc. (a)	634,088

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
11,300	United Stationers, Inc. (a)	$525,563
		13,795,392
	Communications Equipment - 2.43%
29,600	Belden CDT, Inc. (b)	1,131,608
59,800	CommScope, Inc. (a)(b)	1,965,028
14,000	Nice Systems Ltd.
	Spons ADR - ADR (a)	387,380
		3,484,016
	Computers & Peripherals - 2.49%
209,900	Brocade Communications
	Systems, Inc. (a)(b)	1,481,894
76,345	Rackable Systems, Inc. (a)	2,089,563
		3,571,457
	Construction & Engineering - 0.71%
18,600	EMCOR Group, Inc. (a)	1,020,024
	Diversified Financial Services - 2.31%
13,236	International Securities
	Exchange Holdings, Inc. (b)	620,636
89,318	Nasdaq Stock Market, Inc. (a)(b)	2,700,976
		3,321,612
	Diversified Telecommunication Services - 1.44%
20,900	Consolidated Communications
	Holdings, Inc.	391,039
180,300	Level 3 Communications,
	Inc. (a)(b)	964,605
37,300	Time Warner Telecom, Inc. (a)(b)	709,073
		2,064,717
	Electric Utilities - 0.38%
16,500	Unisource Energy Corp.	549,945
	Electrical Equipment - 2.16%
32,300	General Cable Corp. (a)	1,234,183
30,200	Thomas & Betts Corp. (a)	1,440,842
12,700	Woodward Governor Co. (b)	425,958
		3,100,983
	Electronic Equipment & Instruments - 0.14%
5,500	Tech Data Corp. (a)	200,915
	Energy Equipment & Services - 4.83%
44,700	Dresser-Rand Group, Inc. (a)(b)	911,880
21,600	Hercules Offshore, Inc. (a)	670,680
29,850	Patterson-UTI Energy, Inc. (b)	709,236
47,500	Pride International, Inc. (a)(b)	1,302,450
20,200	Superior Energy Services (a)	530,452

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
43,243	Tidewater, Inc. (b)	$1,910,908
19,500	Unit Corp. (a)	896,415
		6,932,021
	Food Products - 0.92%
22,100	Pilgrim’s Pride Corp.	604,435
14,900	Ralcorp Holdings, Inc. (a)	718,627
		1,323,062
	Gas Utilities - 0.37%
15,800	Suburban Propane Partners LP	533,408
	Health Care Equipment & Supplies - 3.13%
40,200	Arthrocare Corp. (a)(b)	1,883,772
7,500	Datascope Corp.	251,025
13,400	Haemonetics Corporation (a)	627,120
7,300	Mentor Corp. (b)	367,847
25,000	PerkinElmer, Inc.	473,250
24,600	Zoll Medical Corp. (a)	882,894
		4,485,908
	Health Care Providers & Services - 7.78%
40,993	Allscripts Healthcare
	Solutions, Inc. (a)	920,293
12,500	AMERIGROUP Corp. (a)	369,375
15,500	Community Health
	Systems, Inc. (a)	578,925
10,500	Coventry Health Care, Inc. (a)(b)	540,960
68,500	Emdeon Corp. (a)	802,135
32,300	Health Net, Inc. (a)	1,405,696
52,300	Healthways, Inc. (a)(b)	2,332,580
9,700	Lincare Holdings, Inc. (a)	336,008
24,000	Magellan Health Services, Inc. (a)	1,022,400
14,100	Odyssey HealthCare, Inc. (a)	199,938
32,694	Psychiatric Solutions, Inc. (a)(b)	1,114,538
40,400	Radiation Therapy
	Services, Inc. (a)(b)	1,180,892
9,400	Sierra Health Services, Inc. (a)	355,696
		11,159,436
	Hotels, Restaurants & Leisure - 4.13%
20,300	Darden Restaurants, Inc. (b)	862,141
22,500	Dominos Pizza, Inc. (b)	577,125
37,200	Interstate Hotels & Resorts, Inc. (a)	401,016
18,300	Jack in the Box, Inc. (a)	954,894
41,300	Penn National Gaming, Inc. (a)(b)	1,508,276
57,450	Pinnacle Entertainment, Inc. (a)	1,615,494
		5,918,946

Number of		Market
Shares		Value
	Household Durables - 0.85%
16,700	Blount International, Inc. (a)	$167,334
7,300	Harman International
	Industries, Inc.	609,112
9,900	Snap-On, Inc.	441,045
		1,217,491
	Industrial Conglomerates - 0.67%
17,400	Teleflex, Inc.	968,136
	Insurance - 0.73%
3,500	Triad Guaranty, Inc. (a)	179,095
24,500	WR Berkley Corp.	867,055
		1,046,150
	Internet Software & Services - 0.98%
13,300	Digital Insight Corp. (a)	389,956
11,050	Equinix, Inc. (a)(b)	664,105
31,800	SonicWALL, Inc. (a)	347,256
		1,401,317
	IT Services - 3.84%
40,400	Acxiom Corp.	996,264
38,550	Alliance Data Systems Corp. (a)(b)	2,127,574
13,900	Convergys Corp. (a)	287,035
9,400	Global Payments, Inc.	413,694
8,100	Hewitt Associates, Inc. (a)	196,506
37,700	Sabre Holdings Corp.	881,803
29,500	SYKES Enterprises, Inc. (a)	600,325
		5,503,201
	Leisure Equipment & Products - 1.14%
83,000	Mattel, Inc.	1,635,100
	Machinery - 3.40%
36,300	Bucyrus International,
	Inc. - Class A (b)	1,539,846
9,000	Clarcor, Inc. (b)	274,410
21,200	Columbus McKinnon
	Corporation (a)	382,236
12,100	Crane Co.	505,780
30,819	ESCO Technologies, Inc. (a)	1,418,907
25,400	Flow International Corp. (a)(b)	329,438
4,500	Freightcar America, Inc. (b)	238,500
5,900	Gardner Denver, Inc. (a)	195,172
		4,884,289
	Marine - 0.49%
11,800	American Commercial
	Lines, Inc. (a)	701,510

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Media - 0.47%
19,000	Cablevision Systems Corp. (b)	$431,490
9,300	Warner Music Group Corp.	241,335
		672,825
	Metals & Mining - 2.53%
19,900	AK Steel Holding Corp. (a)	241,586
7,800	Alliance Resource Partners L.P	271,596
8,400	Compass Minerals
	International, Inc.	237,804
7,000	Metal Management, Inc.	194,880
14,200	Oregon Steel Mills, Inc. (a)	693,954
24,600	Steel Dynamics, Inc.	1,241,070
14,400	Steel Technologies, Inc.	282,672
55,200	Stillwater Mining Co. (a)	463,680
		3,627,242
	Multiline Retail - 0.89%
14,100	Dollar Tree Stores, Inc. (a)(b)	436,536
28,800	Family Dollar Stores, Inc. (b)	842,112
		1,278,648
	Multi-Utilities & Unregulated Power - 0.40%
104,300	Dynegy, Inc. - Class A (a)	577,822
	Oil & Gas - 1.45%
6,400	Alon USA Energy, Inc.	188,736
22,000	ATP Oil & Gas Corp. (a)(b)	812,680
11,524	Cabot Oil & Gas Corp.	552,345
3,300	Oneok Partners L.P	185,625
11,500	W & T Offshore, Inc.	335,915
		2,075,301
	Personal Products - 1.37%
600	Bare Escentuals, Inc. (a)	16,290
10,400	Chattem, Inc. (a)	365,248
53,900	NBTY, Inc. (a)	1,577,653
		1,959,191
	Pharmaceuticals - 3.29%
57,784	Adams Respiratory
	Therapeutics, Inc. (a)	2,114,317
37,600	Mylan Laboratories, Inc. (b)	756,888
25,650	New River
	Pharmaceuticals, Inc. (a)(b)	659,974
43,900	Theravance, Inc. (a)	1,187,056
		4,718,235
	Real Estate - 0.86%
31,300	CB Richard Ellis Group, Inc. (a)(b)	769,980

Number of		Market
Shares		Value
	Real Estate (Continued)
45,300	Luminent Mortgage Capital, Inc.	$466,137
		1,236,117
	Road & Rail - 0.71%
13,600	Arkansas Best Corp.	585,208
15,700	Laidlaw International, Inc.	429,081
		1,014,289
	Semiconductor & Semiconductor
	Equipment - 4.00%
53,500	Advanced Semiconductor
	Engineering, Inc. - ADR (a)(b)	249,845
45,650	Atheros
	Communications, Inc. (a)(b)	827,634
36,900	Atmel Corp. (a)	222,876
15,012	Diodes, Inc. (a)	648,068
64,300	Lattice Semiconductor Corp. (a)	438,526
73,200	Mattson Technology, Inc. (a)	607,560
66,187	Microsemi Corp. (a)(b)	1,247,625
21,600	Omnivision
	Technologies, Inc. (a)(b)	308,232
18,400	Silicon Laboratories, Inc. (a)	570,768
38,000	Zoran Corp. (a)	611,040
		5,732,174
	Software - 4.27%
22,000	Blackbaud, Inc.	483,780
82,700	Compuware Corp. (a)	644,233
33,800	I2 Technologies, Inc. (a)(b)	633,074
28,900	Kronos, Inc. (a)	985,201
14,900	MicroStrategy, Inc. (a)(b)	1,517,267
127,850	Nuance Communications,
	Inc. (a)(b)	1,044,535
17,900	Synopsys, Inc. (a)(b)	352,988
16,000	THQ, Inc. (a)(b)	466,720
		6,127,798
	Specialty Retail - 6.21%
36,320	Aeropostale, Inc. (a)	1,061,634
15,500	The Childrens Place
	Retail Stores, Inc. (a)	992,465
44,600	Christopher & Banks Corp.	1,314,808
34,800	Dick’s Sporting Goods, Inc. (a)	1,584,096
38,400	GameStop Corp. - Class A (a)(b)	1,777,152
9,600	Group 1 Automotive, Inc. (b)	479,040
46,979	Hibbett Sporting
	Goods, Inc. (a)(b)	1,229,910

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
24,500	Maidenform Brands, Inc. (a)	$472,850
		8,911,955
	Textiles, Apparel & Luxury Goods - 0.71%
21,500	Deckers Outdoor Corp. (a)(b)	1,017,380
	Thrifts & Mortgage Finance - 1.56%
13,800	Bankunited Financial Corp. (b)	359,766
24,900	FirstFed Financial Corp. (a)(b)	1,412,328
20,600	Washington Federal, Inc.	462,264
		2,234,358
	Wireless Telecommunication Services - 0.50%
14,700	Leap Wireless
	International, Inc. (a)	712,803
	Total Common Stocks
	(Cost $132,380,926)	139,844,533
	INVESTMENT COMPANIES - 1.08%
	Exchange Traded Funds - 1.08%
21,400	iShares Russell 2000
	Growth Index Fund (b)	1,549,146
	Total Investment Companies
	(Cost $1,560,958)	1,549,146
	SHORT TERM INVESTMENTS - 2.89%
	Money Market Funds - 2.89%
4,141,683	Federated Prime Obligations Fund
	5.180%, 01/01/2050	4,141,683
	Total Short Term Investments
	(Cost $4,141,682)	4,141,683

Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 31.87%
	COMMERCIAL PAPER - 13.95%
$ 2,070,037	Antalis Funding,
	5.31%, 10/06/06 (c) (d)	2,067,904
1,035,018	CCN Independence IV LLC,
	5.46%, 04/16/07 (c)	1,035,018
2,018,286	Chesham Finance LLC,
	5.43%, 10/02/06 (c) (d)	2,017,373
699,414	Concord Minutemen Capital Co.,
	5.32%, 10/10/06 (c)	699,414
983,267	Concord Minutemen Capital Co.,
	5.33%, 10/10/06 (c)	983,267

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$ 1,552,528	Duke Funding,
	5.31%, 12/06/06 (c)	$1,552,528
1,966,535	Fenway Funding LLC,
	5.32%, 10/02/06 (c) (d)	1,959,587
310,506	Fenway Funding LLC,
	5.41%, 10/02/06 (c) (d)	310,366
1,863,033	Laguna Corp.,
	5.34%, 10/23/06 (c) (d)	1,854,240
1,190,271	Lakeside Funding LLC,
	5.33%, 10/10/06 (c)	1,190,271
1,759,531	Mortgage Interest Networking
	Trust, 5.35%, 10/26/06 (c) (d)	1,752,237
776,264	Ocala Funding,
	5.34%, 10/26/06 (c) (d)	771,569
724,513	Rams Funding LLC,
	5.32%, 10/06/06 (c) (d)	721,846
1,138,520	Rams Funding LLC,
	5.32%, 10/18/06 (c) (d)	1,133,659
1,966,535	Thornburg Mortgage Capital LLC,
	5.32%, 10/05/06 (c) (d)	1,958,429
	Total Commercial Paper
	(Cost $20,007,708)	20,007,708
	CORPORATE BONDS AND NOTES - 1.12%
517,509	Bayerische Landesbank,
	5.38%, 12/24/15	517,509
621,011	Metlife Global, 5.42%, 04/28/08	621,011
465,758	Northlake, 5.46%, 03/06/33 (c)	465,758
	Total Corporate Bonds and Notes
	(Cost $1,604,278)	1,604,278
	CORPORATE PAYDOWN
	SECURITIES - 1.33%
517,509	Duke Funding,
	5.06%, 10/11/06 (c)	517,509
1,392,584	Leafs LLC, 5.27%, 04/20/07 (c)	1,392,584
	Total Corporate Paydown
	Securities (Cost $1,910,093)	1,910,093

Number of
Shares
	MUTUAL FUNDS - 0.03%
34,120	AIM Short Term
	Liquid Asset Fund	34,120
	Total Mutual Funds
	(Cost $34,120)	34,120

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 15.44%
$ 2,587,546	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $2,603,693,
	3.88%, 04/15/29)	$2,587,546
10,350,184	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$11,380,037, 0.00% to 1.67%,
	09/19/09 to 03/19/45)	10,350,184
517,509	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$540,924, 6.50%, 08/31/36)	517,509
569,260	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$578,096, 6.00%, 09/15/36)	569,260
776,264	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$811,951, 5.54%, 09/11/41)	776,264
5,692,601	Merrill Lynch Repurchase
	Agreement, 5.35%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$1,689,150, 6.00%, 05/15/35
	to 09/15/36)	5,692,601

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$ 1,656,029	Morgan Stanley Repurchase
	Agreement, 5.40%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $5,783,444,
	4.50% to 5.50%, 09/01/23
	to 10/01/33)	$1,656,029
	Total Repurchase Agreements
	(Cost $22,149,393)	22,149,393
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $45,705,592)	45,705,592
	Total Investments
	(Cost $183,789,158) - 133.33% . .	191,240,954
	Liabilities in Excess of
	Other Assets - (33.33)%	(47,802,931)
	TOTAL NET
	ASSETS - 100.00%	$143,438,023

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2006.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 97.25%
	Capital Markets - 6.77%
23,220	AG Edwards, Inc. (b)	$1,237,162
41,100	American Capital
	Strategies Ltd. (b)	1,622,217
53,370	Ameriprise Financial, Inc.	2,503,053
157,600	Apollo Investment Corp. (b)	3,232,376
		8,594,808
	Chemicals - 2.47%
39,370	Ashland, Inc. (b)	2,511,018
36,970	CF Industries Holdings, Inc.	631,078
		3,142,096
	Commercial Banks - 8.07%
12,300	BancFirst Corp.	574,656
18,800	BOK Financial Corp.	988,880
48,500	Boston Private Financial
	Holdings, Inc. (b)	1,352,180
24,500	Central Pacific Financial Corp. (b)	896,210
73,400	The Colonial BancGroup, Inc.	1,798,300
102,910	Investors Bancorp, Inc. (a)(b)	1,552,912
11,700	Provident Bankshares Corp.	433,485
29,400	TCF Financial Corp.	772,926
51,380	UMB Financial Corp.	1,878,966
		10,248,515
	Commercial Services & Supplies - 5.07%
168,700	Allied Waste
	Industries, Inc. (a)(b)	1,901,249
20,700	Equifax, Inc.	759,897
201,500	IKON Office Solutions, Inc. (b)	2,708,160
39,200	PHH Corp. (a)	1,074,080
		6,443,386
	Containers & Packaging - 1.42%
89,000	Longview Fibre Co.	1,808,480
	Diversified Financial Services - 3.94%
45,100	CIT Group, Inc.	2,193,213
24,300	GATX Corp.	1,005,291
68,950	Leucadia National Corp.	1,804,422
		5,002,926
	Diversified Telecommunication Services - 1.83%
33,900	Broadwing Corp. (a)(b)	427,818
39,110	Embarq Corp.	1,891,751
		2,319,569
	Electric Utilities - 3.18%
133,470	Centerpoint Energy, Inc. (b)	1,911,290

Number of		Market
Shares		Value
	Electric Utilities (Continued)
77,100	El Paso Electric Co. (a)	$1,722,414
16,500	Portland General Electric Co. (b)	402,765
		4,036,469
	Electronic Equipment & Instruments - 5.43%
49,300	Coherent, Inc. (a)(b)	1,708,738
209,900	Sanmina-SCI Corporation (a)	785,026
51,070	Tech Data Corp. (a)(b)	1,865,587
181,000	Vishay Intertechnology,
	Inc. (a)(b)	2,541,240
		6,900,591
	Food & Staples Retailing - 3.07%
18,600	Great Atlantic &
	Pacific Tea Co. (b)	447,888
39,860	Longs Drug Stores Corp.	1,833,959
162,800	Pathmark Stores, Inc. (a)	1,619,860
		3,901,707
	Health Care Equipment & Supplies - 1.36%
30,300	Hillenbrand Industries, Inc.	1,726,494
	Health Care Providers & Services - 1.95%
51,990	Genesis HealthCare Corp. (a)	2,476,284
	Hotels Restaurants & Leisure - 3.84%
27,790	Gaylord Entertainment Co. (a)	1,218,591
114,190	Triarc Companies, Inc.	1,726,553
28,860	Wendy’s International, Inc.	1,933,620
		4,878,764
	Household Durables - 0.99%
27,190	MDC Holdings, Inc. (b)	1,262,976
	Insurance - 4.37%
28,060	LandAmerica Financial
	Group, Inc. (b)	1,846,067
99,960	Old Republic International Corp.	2,214,114
3,000	White Mountains
	Insurance Group Ltd.	1,490,880
		5,551,061
	IT Services - 2.27%
24,900	Convergys Corp. (a)	514,185
101,200	Sabre Holdings Corp.	2,367,068
		2,881,253
	Media - 1.76%
154,710	Discovery Holding Co. (a)(b)	2,237,107
	Metals & Mining - 0.50%
12,500	Steel Dynamics, Inc.	630,625

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Multiline Retail - 3.35%
37,400	Dillard’s, Inc. (b)	$1,224,102
37,100	Family Dollar Stores, Inc. (b)	1,084,804
18,520	J.C. Penney Co., Inc. (b)	1,266,583
39,200	Saks, Inc. (b)	677,376
		4,252,865
	Multi-Utilities & Unregulated Power - 6.56%
279,030	Aquila, Inc. (a)	1,208,200
74,600	Energen Corp.	3,123,502
70,500	Energy East Corp. (b)	1,672,260
64,100	National Fuel Gas Co. (b)	2,330,035
		8,333,997
	Oil & Gas - 7.19%
66,530	CNX Gas Corp. (a)	1,541,500
44,200	Denbury Resources, Inc. (a)(b)	1,277,380
48,850	Pioneer Natural Resources Co. (b)	1,911,012
27,340	Plains All American
	Pipeline, L.P.	1,261,741
28,780	Plains Exploration &
	Production Co. (a)	1,234,950
59,830	Quicksilver Resources, Inc. (a)(b)	1,908,577
		9,135,160
	Pharmaceuticals - 2.19%
163,200	King Pharmaceuticals, Inc. (a)	2,779,296
	Real Estate - 6.15%
83,500	American Home Mortgage
	Investment Corp. (b)	2,911,645
10,000	Centracore Properties Trust	317,500
23,800	Fieldstone Investment Corp.	207,774
48,300	New Century Financial
	Corporation (b)	1,898,673
54,410	Plum Creek Timber Co., Inc.	1,852,116
24,500	Thornburg Mortgage, Inc. (b)	624,015
		7,811,723
	Semiconductor & Semiconductor
	Equipment - 0.13%
26,300	Atmel Corp. (a)	158,852
	Software - 0.36%
12,600	Fair Isaac Corp. (b)	460,782
	Thrifts & Mortgage Finance - 13.03%
96,800	Astoria Financial Corp. (b)	2,983,376
92,590	Brookline Bancorp, Inc. (b)	1,273,112
52,120	Capitol Federal Financial (b)	1,853,387

Number of		Market
Shares		Value
	Thrifts & Mortgage Finance (Continued)
93,100	Corus Bankshares, Inc. (b)	$2,081,716
142,080	Hudson City Bancorp, Inc.	1,882,560
2,000	ITLA Capital Corp. (b)	107,520
44,640	MAF Bancorp, Inc.	1,843,186
65,400	The PMI Group, Inc. (b)	2,865,174
25,400	R-G Financial Corp.	189,230
31,300	Webster Financial Corp.	1,474,543
		16,553,804
	Total Common Stocks
	(Cost $123,831,810)	123,529,590
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 33.86%
	COMMERCIAL PAPER - 14.82%
$1,948,154	Antalis Funding,
	5.31%, 10/06/06 (c) (d)	1,946,146
974,077	CCN Independence IV LLC,
	5.46%, 04/16/07 (c)	974,077
1,899,450	Chesham Finance LLC,
	5.43%, 10/02/06 (c) (d)	1,898,591
658,233	Concord Minutemen Capital Co.,
	5.32%, 10/10/06 (c)	658,233
925,373	Concord Minutemen Capital Co.,
	5.33%, 10/10/06 (c)	925,373
1,461,115	Duke Funding,
	5.31%, 12/06/06 (c)	1,461,115
1,850,746	Fenway Funding LLC,
	5.32%, 10/02/06 (c) (d)	1,844,207
292,223	Fenway Funding LLC,
	5.41%, 10/02/06 (c) (d)	292,091
1,753,339	Laguna Corp.,
	5.34%, 10/23/06 (c) (d)	1,745,063
1,120,189	Lakeside Funding LLC,
	5.33%, 10/10/06 (c)	1,120,189
1,655,931	Mortgage Interest Networking
	Trust, 5.35%, 10/26/06 (c) (d)	1,649,066
730,558	Ocala Funding,
	5.34%, 10/26/06 (c) (d)	726,140
681,854	Rams Funding LLC,
	5.32%, 10/06/06 (c) (d)	679,344
1,071,485	Rams Funding LLC,
	5.32%, 10/18/06 (c) (d)	1,066,910

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$1,850,746	Thornburg Mortgage Capital LLC,
	5.32%, 10/05/06 (c) (d)	$1,843,117
	Total Commercial Paper
	(Cost $18,829,662)	18,829,662
	CORPORATE BONDS AND NOTES - 1.19%
487,038	Bayerische Landesbank,
	5.38%, 12/24/15	487,038
584,446	Metlife Global, 5.42%, 04/28/08	584,446
438,335	Northlake, 5.46%, 03/06/33 (c)	438,335
	Total Corporate Bonds and Notes
	(Cost $1,509,819)	1,509,819
	CORPORATE PAYDOWN
	SECURITIES - 1.41%
487,038	Duke Funding,
	5.06%, 10/11/06 (c)	487,038
1,310,590	Leafs LLC, 5.27%, 04/20/07 (c)	1,310,590
	Total Corporate Paydown
	Securities (Cost $1,797,628)	1,797,628

Number of
Shares
	MUTUAL FUNDS - 0.03%
32,111	AIM Short Term
	Liquid Asset Fund	32,111
	Total Mutual Funds
	(Cost $32,111)	32,111
Principal
Amount
	REPURCHASE AGREEMENTS - 16.41%
$2,435,192	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $2,450,388,
	3.88%, 04/15/29)	2,435,192
9,740,770	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$10,709,985, 0.00% to 1.67%,
	09/19/09 to 03/19/45)	9,740,770
487,038	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$509,075, 6.50%, 08/31/36)	487,038

Principal		Market
Amount		Value

	REPURCHASE AGREEMENTS (Continued)
$535,743	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$544,058, 6.00%, 09/15/36)	$535,743
730,558	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$764,144, 5.54%, 09/11/41)	730,558
5,357,423	Merrill Lynch Repurchase
	Agreement, 5.35%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$1,589,694, 6.00%, 05/15/35
	to 09/15/36)	5,357,423
1,558,523	Morgan Stanley Repurchase
	Agreement, 5.40%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $5,442,918,
	4.50% to 5.50%, 09/01/23
	to 10/01/33)	1,558,523
	Total Repurchase Agreements
	(Cost $20,845,247)	20,845,247
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $43,014,467)	43,014,467
	Total Investments
	(Cost $166,846,277) - 131.11% . .	166,544,057
	Liabilities in Excess of
	Other Assets - (31.11)%	(39,521,600)
	TOTAL NET
	ASSETS - 100.00%	$127,022,457

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2006.

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 97.40%
	Austria - 3.55%
516,914	Boehler-Uddeholm
	AG - ADR (b)	$7,261,763
59,000	Boehler-Uddeholm AG	3,321,173
234,500	Erste Bank der Oesterreichischen
	Sparkassen AG - ADR (b)	7,292,669
104,300	Wiener Staedtische Allgemeine
	Versicher AG (a)	6,544,492
		24,420,097
	Belgium - 1.32%
223,740	Fortis - ADR	9,072,389
	Brazil - 1.22%
109,300	Empresa Brasileira de
	Aeronautica SA - ADR	4,292,211
48,700	Petroleo Brasileiro SA - ADR (b)	4,082,521
		8,374,732
	Cayman Islands - 1.08%
2,064,000	Kingboard Chemical	7,420,747
	France - 12.55%
107,800	Accor SA	7,336,959
92,600	AXA	3,412,228
375,000	AXA - ADR (b)	13,841,250
5,500	BNP Paribas SA	591,062
176,700	BNP Paribas - ADR	9,496,212
81,200	CNP Assurances	7,868,475
51,098	Dassault Systemes SA - ADR (b)	2,871,708
71,800	Lafarge SA	9,262,139
186,167	Legrand SA (a)	5,171,539
60,400	PPR SA	8,949,824
142,600	Sanofi-Aventis - ADR (b)	6,341,422
26,200	Total SA (a)	1,718,470
21,850	Total SA - ADR (b)	1,440,789
137,100	Zodiac SA	8,128,172
		86,430,249
	Germany - 11.45%
177,000	Adidas-Salomon AG	8,309,466
256,300	Commerzbank AG	8,669,171
59,000	Continental AG	6,842,622
30,900	Deutsche Bank AG - ADR (b)	3,729,630
19,500	Deutsche Bank AG	2,351,779
77,000	Hypo Real Estate Holding AG	4,798,118
214,300	IVG Immobilien AG	7,776,009
48,100	Merck KGaA	5,076,467
260,200	Patrizia Immobilien AG (a)	6,928,454

Number of		Market
Shares		Value
	Germany (Continued)
51,000	RWE AG	$4,704,452
60,190	RWE AG - ADR	5,554,508
17,500	Siemens AG	1,522,932
144,480	Siemens AG - ADR (b)	12,584,208
		78,847,816
	Greece - 2.40%
241,080	National Bank of Greece SA	10,401,629
182,200	OPAP SA	6,131,562
		16,533,191
	Hong Kong - 2.23%
452,000	Cheung Kong (Holdings) Ltd.	4,847,503
2,429,000	Hang Lung Properties Ltd.	5,183,116
4,542,000	Shun Tak Holdings Limited	5,341,670
		15,372,289
	Indonesia - 0.35%
4,522,000	Bk Rakyat	2,396,470
	Italy - 3.38%
1,059,600	Banca Intesa SpA	6,966,908
89,400	Buzzi Unicem SpA	2,114,715
148,200	Buzzi Unicem RNC SpA	2,289,444
82,900	ENI SpA - ADR (b)	4,933,379
836,900	Unicredito Italiano SpA	6,945,383
		23,249,829
	Japan - 24.97%
182,600	Aeon Co., Ltd.	4,480,991
1,178	East Japan Railway	8,239,627
53,000	Fanuc Ltd.	4,136,832
1,191,000	The Fuji Fire & Marine
	Insurance Company, Limited	4,780,888
203,600	Higo Bank	1,425,009
70,000	Hogy Medical Co.	3,095,411
697,000	The Joyo Bank Ltd.	4,136,119
129,500	Leopalace 21 Corp.	4,730,344
330	Mitsubishi Tokyo Financial
	Group, Inc.	4,246,349
1,130,000	Mitsubishi Tokyo Financial
	Group, Inc. - ADR	14,475,300
51,800	Nintendo Co. Ltd.	10,680,635
1,183,600	Nissan Motor Co., Ltd.	13,252,755
217,200	Nomura Holdings, Inc.	3,823,856
209,400	Nomura Holdings, Inc. - ADR	3,681,252
543,000	Nsk Ltd.	4,586,915
173,650	NTT DoCoMo, Inc. - ADR	2,675,947

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
80,500	ORIX Corp. - ADR (b)	$11,117,050
810	Osaka Securities
	Exchange Co., Ltd.	2,858,641
181,000	Sega Sammy Holdings, Inc. (a)	5,828,003
225,000	THE SHIZUOKA BANK, LTD.	2,447,928
42,500	THE SHIZUOKA
	BANK, LTD. - ADR (b)	4,622,032
26,300	SMC Corp.	3,483,857
283,000	Suzuki Motor Corp.	7,190,877
478,100	TAIYO NIPPON SANSO
	CORPORATION	4,056,609
1,009,000	Toray Industries, Inc.	7,597,725
415,800	Tostem Inax Holding Corp.	8,704,408
56,778	Toyota Motor Corp. - ADR	6,183,124
217,100	XEBIO CO., LTD.	6,714,187
86,400	Yamada Denki Co. Ltd.	8,676,100
		171,928,771
	Mexico - 1.44%
1,310,000	Corp GEO SA de CV (a)	5,514,535
208,100	Grupo Televisa SA - ADR	4,424,206
		9,938,741
	Netherlands - 0.97%
151,700	ING Groep NV	6,666,687
	New Zealand - 0.86%
1,052,240	Fletcher Building Limited	5,894,839
	Norway - 0.68%
75,500	Prosafe Asa	4,646,977
	Philippines - 0.37%
267,800	Ayala Corp. (a)	2,548,176
	Republic of Korea (South) - 0.65%
267,800	Daegu Bank	4,489,192
	Singapore - 1.39%
1,029,000	Keppel Corp. Ltd.	9,563,806
	Spain - 1.39%
413,600	Banco Bilbao Vizcaya
	Argentaria SA - ADR (b)	9,566,568
	Sweden - 4.26%
107,000	AB SKF (a)	1,564,562
199,900	ForeningsSparbank AB	5,940,084
478,000	Sandvik AB - ADR (b)	5,478,836
44,000	Sandvik AB (a)	503,987
501,200	SKF AB - ADR (b)	7,334,812

Number of		Market
Shares		Value
	Sweden (Continued)
2,465,000	Telefonaktiebolaget LM Ericsson	$8,516,503
		29,338,784
	Switzerland - 7.03%
147,500	Credit Suisse Group	8,529,328
80,875	Julius Baer Holding Ltd. (a)	8,063,633
21,250	Nestle SA	7,404,522
9,000	Novartis AG	525,089
90,400	Novartis AG - ADR	5,282,976
78,000	Roche Holding AG	13,475,839
59,600	Roche Holding Ltd. - ADR	5,137,973
		48,419,360
	Taiwan - 1.60%
309,800	Hon Hai Precision Industries
	Co., Ltd. - ADR (a)	3,772,156
374,400	Taiwan Semiconductor
	Manufacturing Co., Ltd. - ADR (b)	3,594,240
1,174,897	United Microelectronics
	Corp. - ADR (b)	3,618,683
		10,985,079
	United Kingdom - 12.26%
412,923	3i Group Plc (a)	7,224,057
567,400	BP PLC	6,202,998
1,406,100	BT Group PLC	7,063,522
496,400	Collins Stewert Tullett	8,082,635
942,800	Debenhams Plc (a)	3,202,914
368,800	GlaxoSmithKline Plc	9,808,178
873,601	Ladbrokes Plc (a)	6,361,686
728,200	Michael Page Intl	5,241,032
267,000	Next PLC	9,474,656
618,300	Renovo Group PLC (a)	1,701,775
2,188,000	Sage Group PLC	10,283,141
75,000	Tesco PLC	505,371
281,787	Tesco PLC - ADR	5,684,686
164,900	Vedanta Resources PLC	3,590,232
		84,426,883
	Total Common Stocks
	(Cost $583,214,130)	670,531,672
	PREFERRED STOCKS - 1.31%
	Germany - 1.31%
50,450	Fresenius AG	8,990,088
	Total Preferred Stocks
	(Cost $8,463,460)	8,990,088

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 0.88%
	Money Market Funds - 0.88%
6,058,965	Federated Prime Obligations Fund
	5.180%, 01/01/2050	$6,058,965
	Total Short Term Investments
	(Cost $6,058,965)	6,058,965
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 7.46%
	COMMERCIAL PAPER - 3.27%
$ 2,326,619	Antalis Funding,
	5.31%, 10/06/06 (c) (d)	2,324,221
1,163,309	CCN Independence IV LLC,
	5.46%, 04/16/07 (c)	1,163,309
2,268,453	Chesham Finance LLC,
	5.43%, 10/02/06 (c) (d)	2,267,427
786,106	Concord Minutemen Capital Co.,
	5.32%, 10/10/06 (c)	786,106
1,105,144	Concord Minutemen Capital Co.,
	5.33%, 10/10/06 (c)	1,105,144
1,744,964	Duke Funding,
	5.31%, 12/06/06 (c)	1,744,964
2,210,288	Fenway Funding LLC,
	5.32%, 10/02/06 (c) (d)	2,202,478
348,993	Fenway Funding LLC,
	5.41%, 10/02/06 (c) (d)	348,835
2,093,957	Laguna Corp.,
	5.34%, 10/23/06 (c) (d)	2,084,074
1,337,806	Lakeside Funding LLC,
	5.33%, 10/10/06 (c)	1,337,806
1,977,626	Mortgage Interest Networking
	Trust, 5.35%, 10/26/06 (c) (d)	1,969,428
872,482	Ocala Funding,
	5.34%, 10/26/06 (c) (d)	867,206
814,317	Rams Funding LLC,
	5.32%, 10/06/06 (c) (d)	811,319
1,279,640	Rams Funding LLC,
	5.32%, 10/18/06 (c) (d)	1,274,177
2,210,288	Thornburg Mortgage Capital
	LLC, 5.32%, 10/05/06 (c) (d)	2,201,177
	Total Commercial Paper
	(Cost $22,487,671)	22,487,671
Principal		Market
Amount		Value
	CORPORATE BONDS AND NOTES - 0.26%
$ 581,655	Bayerische Landesbank,
	5.38%, 12/24/15	$581,655
697,986	Metlife Global, 5.42%, 04/28/08	697,986
523,489	Northlake, 5.46%, 03/06/33 (c)	523,489
	Total Corporate Bonds and Notes
	(Cost $1,503,130)	1,803,130
	CORPORATE PAYDOWN
	SECURITIES - 0.31%
581,655	Duke Funding,
	5.06%, 10/11/06 (c)	581,655
1,565,195	Leafs LLC, 5.27%, 04/20/07 (c)	1,565,195
	Total Corporate Paydown
	Securities (Cost $2,146,850)	2,146,850

Number of
Shares
	MUTUAL FUNDS - 0.01%
38,349	AIM Short Term
	Liquid Asset Fund	38,349
	Total Mutual Funds
	(Cost $38,349)	38,349
Principal
Amount
	REPURCHASE AGREEMENTS - 3.61%
$ 2,908,274	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $2,926,422,
	3.88%, 04/15/29)	2,908,274
11,633,095	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$12,790,598, 0.00% to 1.67%,
	09/19/09 to 03/19/45)	11,633,095
581,655	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$607,973, 6.50%, 08/31/36)	581,655

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value

	REPURCHASE AGREEMENTS (Continued)
$ 639,820	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$649,751, 6.00%, 09/15/36)	$639,820
872,482	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$912,593, 5.54%, 09/11/41)	872,482
6,398,202	Merrill Lynch Repurchase
	Agreement, 5.35%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$1,898,521, 6.00%, 05/15/35
	to 09/15/36)	6,398,202
1,861,295	Morgan Stanley Repurchase
	Agreement, 5.40%, 10/02/06
	(Collateralized by U.S.
	Government Agency Issues, value
	$6,500,305, 4.50% to 5.50%,
	09/01/23 to 10/01/33)	1,861,295
	Total Repurchase Agreements
	(Cost $24,894,823)	24,894,823
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $51,370,823)	51,370,823
	Total Investments
	(Cost $649,107,378) - 107.05%	736,951,548
	Liabilities in Excess of
	Other Assets - (7.05)%	(48,538,313)
	TOTAL NET
	ASSETS - 100.00%	$688,413,235

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2006.

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 6.85%
	Apartments - 1.08%
5,500	Home Properties, Inc.	$314,380
15,200	Post Properties, Inc. (b)	722,304
		1,036,684
	Diversified - 0.17%
5,200	Digital Realty Trust, Inc.	162,864
	Diversified - 0.74%
400	Alexander’s, Inc. (a)	124,100
8,600	Forest City Enterprises, Inc.	466,980
7,200	Newkirk Realty Trust, Inc. (b)	118,656
		709,736
	Health Care - 0.67%
24,000	Nationwide Health
	Properties, Inc. (b)	641,760
	Hotels & Motels - 1.83%
11,300	Ashford Hospitality Trust, Inc.	13905,1254,809
32,500	Hilton Hotels Corp. (b)
12,500	Starwood Hotels & Resorts
	Worldwide, Inc.	714,875
		1,754,809
	Office Property - 1.55%
32,000	Brookfield Properties Co. (b)	1,130,240
5,700	Cogdell Spencer, Inc.	118,275
11,100	Lexington Corporate
	Properties Trust (b)	235,098
		1,483,613
	Shopping Centers - 0.25%
15,000	Cedar Shopping Centers, Inc.	242,550
	Storage - 0.56%
23,300	Extra Space Storage, Inc.	403,323
6,000	U-Store-It Trust	128,760
		532,083
	Total Common Stocks
	(Cost $5,432,744)	6,564,099
	REIT STOCKS - 88.86%
	Apartments - 20.99%
9,000	Apartment Investment &
	Management Co.	489,690
65,307	Archstone-Smith Trust (b)	3,555,313
36,980	AvalonBay Communities, Inc. (b)	4,452,392
17,987	BRE Properties, Inc. (b)	1,074,363
33,904	Camden Property Trust (b)	2,577,043

Number of		Market
Shares		Value
	Apartments (Continued)
105,622	Equity Residential (b)	$5,342,361
9,794	Essex Property Trust, Inc. (b)	1,188,992
47,690	United Dominion
	Realty Trust, Inc. (b)	1,440,238
		20,120,392
	Diversified - 10.19%
3,513	Colonial Properties Trust	167,957
6,095	Crescent Real Estate
	Equities Co. (b)	132,932
15,258	Duke Realty Corp. (b)	569,886
11,500	iStar Financial, Inc.	479,550
42,885	Liberty Property Trust (b)	2,049,474
9,000	PS Business Parks, Inc.	542,700
25,000	Spirit Finance Corporation	290,250
49,634	Vornado Realty Trust (b)	5,410,106
3,078	Washington Real Estate
	Investment Trust	122,504
		9,765,359
	Health Care - 0.20%
5,000	Healthcare Realty Trust, Inc. (b)	192,050
	Hotels & Motels - 2.24%
4,000	Hospitality Properties Trust (b)	188,800
80,000	Host Marriott Corp. (b)	1,834,400
6,000	Strategic Hotels & Resorts, Inc.	119,280
		2,142,480
	Office Property - 18.17%
5,066	Alexandria Real Estate
	Equities, Inc. (b)	475,191
21,700	BioMed Realty Trust, Inc.	658,378
53,378	Boston Properties, Inc. (b)	5,516,083
39,555	Brandywine Realty Trust	1,287,515
43,000	Corporate Office
	Properties Trust (b)	1,924,680
68,711	Equity Office Properties Trust (b)	2,731,949
23,500	Highwoods Properties, Inc.	874,435
24,627	Kilroy Realty Corp. (b)	1,855,398
15,456	Mack-Cali Realty Corp. (b)	800,621
9,551	SL Green Realty Corp. (b)	1,066,847
8,000	Trizec Properties, Inc.	231,280
		17,422,377
	Regional Malls - 16.43%
3,900	CBL & Associates Properties, Inc.	163,449
82,408	General Growth Properties, Inc. (b)	3,926,741

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	REIT STOCKS (Continued)
	Regional Malls (Continued)
34,424	The Macerich Co. (b)	$2,628,617
72,175	Simon Property Group, Inc. (b)	6,540,498
56,100	Taubman Centers, Inc.	2,491,962
		15,751,267
	Shopping Centers - 11.41%
32,275	Acadia Realty Trust	823,012
36,756	Developers Diversified
	Realty Corp. (b)	2,049,515
29,764	Federal Realty Investment Trust	2,211,465
31,742	Kimco Realty Corp. (b)	1,360,780
21,000	Kite Realty Group Trust	357,840
25,726	Pan Pacific Retail Properties, Inc.	1,785,899
29,709	Regency Centers Corp. (b)	2,042,791
7,205	Weingarten Realty Investors	309,959
		10,941,261
	Storage - 1.97%
21,920	Public Storage, Inc. (b)	1,884,901
	Warehouse/Industrial - 7.26%
38,994	AMB Property Corp.	2,148,959
10,100	First Potomac Realty Trust	305,222
78,991	Prologis (b)	4,507,227
		6,961,408
	Total REIT Stocks
	(Cost $50,032,233)	85,181,495
	PREFERRED STOCKS - 2.36%
	Diversified - 1.08%
42,500	Vornado Realty Trust	1,034,875
	Office Property - 0.87%
6,950	Alexandria Real Estate Equities, Inc.	182,090
25,600	SL Green Realty Corp.	652,544
		834,634
	Regional Malls - 0.41%
14,800	Taubman Centers, Inc.	394,124
	Total Preferred Stocks
	(Cost $2,215,301)	2,263,633
	SHORT TERM INVESTMENTS - 1.32%
	Money Market Funds - 1.32%
1,267,547	Federated Prime Obligations Fund
	5.180%, 01/01/2050	1,267,547
	Total Short Term Investments
	(Cost $1,267,547)	1,267,547

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 40.00%
	COMMERCIAL PAPER - 17.51%
$1,736,935	Antalis Funding,
	5.31%, 10/06/06 (c) (d)	$1,735,145
868,468	CCN Independence IV LLC,
	5.46%, 04/16/07 (c)	868,468
1,693,512	Chesham Finance LLC,
	5.43%, 10/02/06 (c) (d)	1,692,746
586,867	Concord Minutemen Capital Co.,
	5.32%, 10/10/06 (c)	586,867
825,044	Concord Minutemen Capital Co.,
	5.33%, 10/10/06 (c)	825,044
1,302,702	Duke Funding,
	5.31%, 12/06/06 (c)	1,302,702
1,650,089	Fenway Funding LLC,
	5.32%, 10/02/06 (c) (d)	1,644,258
260,540	Fenway Funding LLC,
	5.41%, 10/02/06 (c) (d)	260,423
1,563,242	Laguna Corp.,
	5.34%, 10/23/06 (c) (d)	1,555,863
998,738	Lakeside Funding LLC,
	5.33%, 10/10/06 (c)	998,738
1,476,395	Mortgage Interest Networking
	Trust, 5.35%, 10/26/06 (c) (d)	1,470,275
651,351	Ocala Funding,
	5.34%, 10/26/06 (c) (d)	647,412
607,927	Rams Funding LLC,
	5.32%, 10/06/06 (c) (d)	605,691
955,315	Rams Funding LLC,
	5.32%, 10/18/06 (c) (d)	951,237
1,650,089	Thornburg Mortgage Capital
	LLC, 5.32%, 10/05/06 (c) (d)	1,643,287
	Total Commercial Paper
	(Cost $16,788,156)	16,788,156
	CORPORATE BONDS AND NOTES - 1.40%
434,234	Bayerische Landesbank,
	5.38%, 12/24/15	434,234
521,081	Metlife Global, 5.42%, 04/28/08	521,081
390,810	Northlake, 5.46%, 03/06/33 (c)	390,810
	Total Corporate Bonds and Notes
	(Cost $1,346,125)	1,346,125

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value

	CORPORATE PAYDOWN
	SECURITIES - 1.67%
$ 434,234	Duke Funding,
	5.06%, 10/11/06 (c)	$434,234
1,168,495	Leafs LLC, 5.27%, 04/20/07 (c)	1,168,495
	Total Corporate Paydown
	Securities (Cost $1,602,729)	1,602,729

Number of
Shares
	MUTUAL FUNDS - 0.03%
28,629	AIM Short Term
	Liquid Asset Fund	28,629
	Total Mutual Funds
	(Cost $28,629)	28,629
Principal
Amount
	REPURCHASE AGREEMENTS - 19.39%
$ 2,171,169	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $2,184,718,
	3.88%, 04/15/29)	2,171,169
8,684,677	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$9,548,811, 0.00% to 1.67%,
	09/19/09 to 03/19/45)	8,684,677
434,234	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$453,881, 6.50%, 08/31/36)	434,234
477,657	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$485,071, 6.00%, 09/15/36)	477,657
651,350	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$681,294, 5.54%, 09/11/41)	651,350

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$4,776,573	Merrill Lynch Repurchase
	Agreement, 5.35%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$1,417,339, 6.00%, 05/15/35
	to 09/15/36)	$4,776,573
1,389,548	Morgan Stanley Repurchase
	Agreement, 5.40%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $4,852,798,
	4.50% to 5.50%, 09/01/23
	to 10/01/33)	1,389,548
	Total Repurchase Agreements
	(Cost $18,585,208)	18,585,208
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $38,350,847)	38,350,847
	Total Investments
	(Cost $97,298,672) - 139.39%	133,627,621
	Liabilities in Excess of
	Other Assets - (39.39)%	(37,764,652)
	TOTAL NET
	ASSETS - 100.00%	$95,862,969

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
(d)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2006.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS - 98.44%
	Alabama - 0.57%
$1,200,000	Jefferson County Sewer,
	Refunded, Revenue Bond,
	5.000%, 02/01/2033	$1,250,316
	Alaska - 0.84%
1,730,000	Alaska Municipal Bond Bank
	Authority, Series B, Revenue
	Bond, MBIA Insured,
	5.000%, 05/01/2012	1,848,609
	Arizona - 5.83%
2,710,000	Arizona School Facilities Board,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,931,787
135,000	Maricopa County Elementary
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 07/01/2012	144,717
990,000	Maricopa County Individual
	Development Authority Senior
	Living Facilities, Refunding,
	Revenue Bond,
	3.650%, 09/15/2035	986,525
3,000,000	Mesa Industrial Development
	Authority, Revenue Bond,
	5.750%, 01/01/2025	3,223,170
1,100,000	Mesa Street & Highway,
	Refunding, Revenue Bond, FGIC
	Insured, 5.000%, 07/01/2018	1,214,147
300,000	Navajo County Unified School
	District No 32 Blue Ridge,
	Refunding, GO, FSA Insured,
	5.000%, 07/01/2014	326,238
	Pinal County Individual
	Development Authority
	Correctional Facilities, Revenue
	Bond, ACA Insured,
750,000	5.250%, 10/01/2014	804,570
1,000,000	5.250%, 10/01/2015	1,077,180
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	1,033,080
1,000,000	Salt River Agriculture Import &
	Power District Electrical System,
	Series A, Revenue Bond,
	5.000%, 01/01/2035	1,056,760
		12,798,174

Principal		Market
Amount		Value
	California - 6.44%
$ 875,000	California Municipal Finance
	Authority, Revenue Bond,
	5.000%, 06/01/2036 $	906,141
5,100,000	California Statewide Communities
	Development Authority, Series C,
	Revenue Bond,
	3.850%, 11/01/2029	5,092,095
	California, GO,
1,500,000	5.000%, 02/01/2020	1,569,015
1,000,000	5.000%, 06/01/2034	1,041,390
100,000	Fallbrook Union High School
	District, Refunding, GO, FGIC
	Insured, 5.380%, 09/01/2014	112,191
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO,
	AMBAC Insured,
	5.500%, 08/01/2019	3,458,892
350,000	Los Angeles County Metropolitan
	Transportation Authority, Series A,
	Refunding, Revenue Bond,
	5.000%, 07/01/2014	379,298
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	509,650
1,000,000	Sacramento County Sanitation
	District, Revenue Bond,
	5.000%, 12/01/2036	1,059,660
		14,128,332
	Colorado - 1.40%
2,065,000	Colorado Department of
	Transportation, Revenue Bond,
	5.380%, 06/15/2013	2,270,137
750,000	Colorado Health Facilities
	Authority, Revenue Bond,
	5.000%, 12/01/2020	794,700
		3,064,837
	Delaware - 0.24%
500,000	Delaware Health Facilities
	Authority, Revenue Bond,
	5.250%, 06/01/2012	526,170
	District of Columbia - 1.45%
200,000	District of Columbia, Series B,
	Unrefunded, GO,
	5.500%, 06/01/2009	209,644

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$ 100,000	District of Columbia, Series B-1,
	Refunding, GO,
	5.500%, 06/01/2007 $	101,298
200,000	District of Columbia, Series B-2,
	Refunding, GO,
	5.500%, 06/01/2008	206,152
1,000,000	District of Columbia, Series C,
	Refunding, GO, XLCA Insured,
	5.250%, 06/01/2012	1,072,620
1,500,000	Washington D.C. Airport Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,591,200
		3,180,914
	Florida - 3.29%
100,000	Dade County Water & Sewer
	System, Revenue Bond,
	6.250%, 10/01/2007	102,657
1,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	1,420,554
1,000,000	Highlands County Health Facilities
	Hospital, Revenue Bond,
	5.000%, 11/15/2035	1,031,710
100,000	Mary Esther Water & Sewer,
	Refunding, Revenue Bond,
	MBIA Insured,
	4.950%, 01/01/2007	100,329
750,000	Miami Homeland Defense, GO,
	5.500%, 01/01/2021	809,662
900,000	Palm Glades Community
	Development, Series B,
	Special Assessment,
	4.850%, 08/01/2011	907,722
750,000	St. Johns County Individual
	Development Authority Health
	Care, Revenue Bond,
	5.380%, 01/01/2040	751,875
1,000,000	Tampa Water & Sewer, Series B,
	Revenue Bond,
	5.000%, 07/01/2010	1,050,690
1,000,000	Verandah East Community
	Development District, Revenue
	Bond, 5.400%, 05/01/2037	1,032,940
		7,208,139

Principal		Market
Amount		Value
	Georgia - 1.67%
$1,000,000	Appling County Development
	Authority Pollution Control,
	Revenue Bond,
	4.400%, 07/01/2016	$1,018,800
500,000	Atlanta Water & Wastewater,
	Series A, Prerefunded, Revenue
	Bond, 5.000%, 11/01/2038	520,735
1,000,000	Coffee County Hospital Authority,
	Revenue Bond,
	5.000%, 12/01/2019	1,031,010
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,099,620
		3,670,165
	Hawaii - 0.05%
100,000	Honolulu City & County, Series A,
	Prerefunded, GO,
	6.000%, 01/01/2009	105,294
	Illinois - 6.40%
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, GO,
	5.500%, 12/01/2012	108,841
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	107,340
75,000	Chicago Park District, Revenue
	Bond, ACA Insured,
	6.250%, 01/01/2016	81,049
3,150,000	Chicago Sales Tax, Refunding,
	Revenue Bond,
	5.000%, 01/01/2011	3,319,344
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
625,000	5.500%, 01/01/2010	661,187
100,000	5.380%, 01/01/2013	109,253
305,000	Chicago, Refunding, GO, FSA
	Insured, 5.500%, 01/01/2015	341,603
1,000,000	Cook County, Series C, GO,
	AMBAC Insured,
	5.000%, 11/15/2025	1,045,440

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$ 100,000	Du Page & Cook Counties
	Community School District,
	GO, FGIC Insured,
	4.380%, 01/01/2009	$101,823
450,000	Illinois Finance Authority
	Resurrection Health Care,
	Revenue Bond,
	3.750%, 05/15/2015	449,285
750,000	Illinois Finance Authority Student
	Housing, Revenue Bond,
	5.000%, 05/01/2030	771,930
1,000,000	Illinois Finance Authority,
	Series A, Revenue Bond,
	6.000%, 11/15/2039	1,039,900
	Illinois Sales Tax, Revenue Bond,
100,000	5.380%, 06/15/2007	101,261
1,000,000	5.000%, 06/15/2011	1,059,070
1,155,000	5.500%, 06/15/2011	1,247,954
220,000	Illinois Sales Tax, Series 1,
	Revenue Bond,
	5.500%, 06/15/2009	230,699
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	827,134
100,000	5.250%, 08/01/2012	107,427
1,000,000	5.380%, 07/01/2013	1,091,820
500,000	Regional Transportation Authority,
	Series B, Revenue Bond, FGIC
	Insured, 5.380%, 06/01/2014	546,710
700,000	Winnebago & Boone Counties
	School District, Warrants,
	4.180%, 10/02/2006	700,011
		14,049,081
	Indiana - 1.85%
2,225,000	Indiana Bond Bank, Series C,
	Revenue Bond,
	5.000%, 02/01/2012	2,366,844
	Noblesville Redevelopment
	Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	204,724
305,000	4.500%, 08/01/2012	313,799
320,000	4.500%, 08/01/2013	329,459
500,000	Purdue University, Revenue Bond,
	5.250%, 07/01/2008	514,205

Principal		Market
Amount		Value
	Indiana (Continued)
$ 300,000	Sunman Dearborn Intermediate
	School Building Corp., Revenue
	Bond, FGIC Insured,
	5.380%, 07/15/2012	$324,036
		4,053,067
	Iowa - 0.85%
1,250,000	Coralville, Series L-1, Notes,
	4.130%, 06/01/2007	1,254,137
600,000	Iowa Finance Authority Health
	Facilities, Revenue Bond,
	5.250%, 07/01/2010	619,404
		1,873,541
	Kansas - 0.34%
750,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	744,375
	Kentucky - 0.60%
1,250,000	Louisville & Jefferson County
	Health Systems, Revenue Bond,
	5.250%, 10/01/2036	1,315,525
	Louisiana - 2.78%
	Louisiana Gas & Fuels Tax, Series
	A, Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,217,541
1,000,000	5.000%, 05/01/2021	1,063,740
785,000	Louisiana Military Department
	Custody Receipts, Revenue Bond,
	5.000%, 08/01/2012	821,236
1,305,000	Louisiana Public Facilities
	Authority, Revenue Bond,
	5.500%, 05/15/2032	1,376,579
1,500,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,609,605
		6,088,701
	Maryland - 0.96%
1,160,000	Maryland Department of
	Transportation County T
	Construction, Revenue Bond,
	5.500%, 02/01/2017	1,327,052
750,000	Maryland Health & Higher
	Education, Revenue Bond,
	5.200%, 01/01/2024	769,665
		2,096,717

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Massachusetts - 2.65%
$ 500,000	Massachusetts Bay Transportation
	Authority, Refunding, Revenue
	Bond, FGIC Insured,
	5.500%, 03/01/2009 $	523,240
900,000	Massachusetts Bay Transportation
	Authority, Series A, Revenue
	Bond, 5.250%, 07/01/2015	995,661
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue
	Bond, 5.500%, 03/01/2012	103,747
1,000,000	Massachusetts Bay Transportation
	Authority, Unrefunded, Revenue
	Bond, GO Insured,
	7.000%, 03/01/2007	1,013,920
120,000	Massachusetts State Water
	Resources Authority, Series B,
	Revenue Bond,
	6.250%, 12/01/2011	135,083
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,711,755
1,255,000	Route 3 North Transportation
	Import Association, Revenue
	Bond, MBIA Insured,
	5.380%, 06/15/2029	1,334,077
		5,817,483
	Michigan - 2.98%
295,000	Detroit Sewer Disposal, Revenue
	Bond, 7.100%, 12/15/2009	311,184
150,000	Dundee Community School
	District, GO, Q-SBLF Insured,
	5.380%, 05/01/2010	158,853
600,000	Kalamazoo Public Library,
	GO, MBIA Insured,
	5.400%, 05/01/2014	667,248
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	857,216
1,000,000	Michigan Comprehensive
	Transportation, Series B, Revenue
	Bond, 5.250%, 05/15/2013	1,081,040
1,000,000	Michigan Environmental
	Protection Program, GO,
	5.000%, 11/01/2013	1,054,920

Principal		Market
Amount		Value
	Michigan (Continued)
	Michigan Hospital Finance
	Authority, Revenue Bond,
$1,280,000	7.130%, 05/01/2009	$1,345,741
1,000,000	5.250%, 11/15/2046	1,057,850
		6,534,052
	Minnesota - 0.79%
1,000,000	Maple Grove Health Care
	Facilities, Revenue Bond,
	5.000%, 09/01/2029	1,040,050
375,000	Northfield Hospital, Revenue Bond,
	5.000%, 11/01/2011	387,566
295,000	Prior Lake Independent School
	District, Series A, GO, FGIC
	Insured, 4.750%, 02/01/2010	306,561
		1,734,177
	Missouri - 0.57%
260,000	Joplin Industrial Development
	Authority Health Facilities,
	Revenue Bond,
	3.880%, 02/15/2007	259,992
300,000	Kansas City Municipal Assistance
	Corp., Series A, Revenue Bond,
	AMBAC Insured,
	5.000%, 03/01/2012	319,281
615,000	Springfield Public Utilities,
	Series A, CP,
	5.000%, 12/01/2016	674,096
		1,253,369
	Nebraska - 0.05%
100,000	Omaha Special Obligations,
	Riverfront Redevelopment Project,
	Series A, Revenue Bond,
	5.380%, 02/01/2013	109,099
	New Hampshire - 0.81%
1,750,000	New Hampshire Health &
	Education Facilities, Revenue
	Bond, 5.250%, 06/01/2036	1,783,075
	New Jersey - 4.83%
500,000	Hudson County Import Authority,
	Revenue Bond, FSA Insured,
	4.130%, 07/01/2016	507,835
1,050,000	New Jersey Health Care Facilities,
	Revenue Bond,
	5.000%, 09/15/2013	1,134,934

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$ 515,000	New Jersey State Turnpike
	Authority, Revenue Bond, MBIA
	Insured, 6.750%, 01/01/2009 $	518,636
1,000,000	New Jersey Transportation Trust
	Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,122,780
3,255,000	New Jersey, Refunding, Series N,
	GO, 5.500%, 07/15/2013	3,613,636
3,270,000	New Jersey, Series L, Refunding,
	GO, 5.250%, 07/15/2019	3,703,733
		10,601,554
	New Mexico - 2.28%
1,450,000	New Mexico State Severance Tax,
	Revenue Bond,
	5.000%, 07/01/2009	1,465,500
2,350,000	New Mexico, Refunding, GO,
	5.000%, 09/01/2008	2,414,014
1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,127,581
		5,007,095
	New York - 13.03%
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	1,016,450
1,500,000	Erie County, Series A, GO, FGIC
	Insured, 5.250%, 03/15/2018	1,629,645
500,000	Liberty Development Corp.,
	Revenue Bond,
	5.250%, 10/01/2035	571,030
750,000	Long Island Power Authority,
	Series E, Revenue Bond,
	5.000%, 12/01/2022	806,873
100,000	Metropolitan Transportation
	Authority, Series A, Revenue
	Bond, 5.250%, 04/01/2009	101,912
1,765,000	Metropolitan Transportation
	Authority, Series F, Revenue
	Bond, 5.000%, 11/15/2014	1,910,348
2,000,000	New York City Industrial
	Development Agency Queens
	Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	2,037,240

Principal		Market
Amount		Value
	New York (Continued)
$ 500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	$536,575
1,000,000	New York City Transit Finance
	Authority, Series A, Refunding,
	Revenue Bond,
	5.500%, 11/01/2026	1,083,040
1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,043,140
1,000,000	New York City, Series J, GO,
	5.000%, 03/01/2035	1,043,890
4,850,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	5,215,011
2,130,000	New York Dormitory Authority,
	Series E, Revenue Bond, FGIC
	Insured, 4.500%, 02/15/2013	2,238,076
2,830,000	New York Environmental Facilities,
	Series A, Revenue Bond,
	5.000%, 12/15/2014	3,083,766
1,000,000	New York Thruway Authority
	Second Generation, Revenue
	Bond, AMBAC Insured,
	5.000%, 04/01/2018	1,071,540
40,000	New York Thruway Authority,
	Series E, Prerefunded, Revenue
	Bond, GO Insured,
	5.250%, 01/01/2010	41,254
1,300,000	Orange County, Series A,
	Refunding, GO,
	5.000%, 07/15/2013	1,406,132
500,000	Port Authority, Series 116,
	Revenue Bond,
	5.000%, 10/01/2010	502,810
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	542,625
1,500,000	5.250%, 10/15/2019	1,642,785
1,000,000	Tobacco Settlement Financing
	Corp, Revenue Bond,
	5.250%, 06/01/2021	1,075,410
		28,599,552

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	North Carolina - 0.31%
$ 650,000	North Carolina Medical Care
	Community, Revenue Bond,
	5.600%, 10/01/2036	$678,815
	North Dakota - 0.32%
685,000	Williams County Sales Tax,
	Revenue Bond,
	5.000%, 11/01/2026	702,351
	Ohio - 1.13%
305,000	Cleveland Waterworks, Series J,
	Refunding, Revenue Bond, FSA
	Insured, 5.000%, 01/01/2008	310,383
	Ohio Higher Educational Facility
	Commission, Revenue Bond,
625,000	5.250%, 10/01/2014	690,131
700,000	5.250%, 10/01/2026	752,962
700,000	5.000%, 10/01/2031	726,775
		2,480,251
	Oklahoma - 0.47%
1,000,000	University of Tulsa Student
	Housing, Revenue Bond,
	5.000%, 10/01/2037	1,024,500
	Oregon - 0.59%
1,000,000	Tri-County Metropolitan
	Transportation, Revenue Bond,
	4.000%, 05/01/2014	1,007,530
250,000	Washington County School District,
	Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	288,385
		1,295,915
	Puerto Rico - 1.75%
200,000	Childrens Trust Fund Puerto Rico,
	Revenue Bond,
	5.630%, 05/15/2043	208,024
1,595,000	Puerto Rico Electric Power
	Authority, Series JJ, Refunding,
	Revenue Bond, XLCA Insured,
	5.250%, 07/01/2012	1,732,042
800,000	Puerto Rico Infrastructure
	Financing Authority, Series B,
	Special Tax,
	5.000%, 07/01/2046	826,112

Principal		Market
Amount		Value
	Puerto Rico (Continued)
$1,000,000	Puerto Rico, Series B, GO,
	5.250%, 07/01/2032	$1,065,870
		3,832,048
	South Carolina - 2.17%
500,000	Charleston County Hospital
	Facilities, Revenue Bond,
	5.500%, 08/15/2013	539,005
400,000	Grand Strand Water & Sewer
	Authority, Refunding, Revenue
	Bond, FSA Insured,
	5.380%, 06/01/2014	435,820
1,500,000	Greenville County School
	District, Revenue Bond,
	5.000%, 12/01/2028	1,565,220
2,055,000	Greenville Waterworks,
	Refunding, Revenue Bond,
	5.000%, 02/01/2013	2,215,146
		4,755,191
	Tennessee - 1.34%
500,000	Johnson City Health & Educational
	Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	540,885
250,000	Knoxville Water, Series P, Revenue
	Bond, 5.000%, 03/01/2009	258,173
300,000	Memphis, GO,
	5.500%, 11/01/2010	321,180
500,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	528,175
1,205,000	Williamson County, GO,
	6.000%, 03/01/2010	1,299,749
		2,948,162
	Texas - 13.65%
995,000	Dallas, Prerefunded, GO,
	5.000%, 02/15/2012	1,013,736
600,000	Denton Independent School
	District, GO,
	3.000%, 08/01/2030	591,126
515,000	Denton Utilities System, Series A,
	Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	558,873

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Fort Worth Water & Sewer,
	Refunding, Revenue Bond,
	5.250%, 02/15/2013 $	1,087,720
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	155,546
750,000	Harris County, Refunding, GO,
	5.250%, 10/01/2013	808,620
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	234,742
	Irving, Series A, Refunding, GO,
2,565,000	5.000%, 11/15/2011	2,731,263
2,445,000	5.000%, 11/15/2013	2,640,527
1,100,000	Lake Travis Independent School
	District, GO, PSF-GTD Insured,
	0.000%, 02/15/2012	891,814
935,000	Lower Colorado River Authority,
	Refunding, Revenue Bond,
	6.000%, 05/15/2013	998,253
370,000	Marble Falls Independent School
	District, Series A, Refunding,
	GO, PSF-GTD Insured,
	5.000%, 08/15/2015	403,422
750,000	Matagorda County Pollution
	Control, Refunding, Revenue
	Bond, 4.550%, 11/01/2029	750,187
2,300,000	North Texas & Dallas Thruway
	System, Series A, Refunded,
	Revenue Bond,
	5.380%, 01/01/2016	2,348,438
695,000	Pasadena Independent School
	District, Prerefunded, GO,
	PSF-GTD Insured,
	5.000%, 02/15/2013	726,212
1,000,000	Plano Independent School District,
	GO, PSF-GTD Insured,
	4.700%, 02/15/2013	1,015,540
3,600,000	Round Rock Independent School
	District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,782,376
80,000	San Antonio Electric & Gas,
	Prerefunded, Revenue Bond,
	5.500%, 02/01/2013	81,283

Principal		Market
Amount		Value
	Texas (Continued)
$2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.380%, 02/01/2015	$2,227,420
1,000,000	San Antonio Electric & Gas,
	Series A, Refunding, Revenue
	Bond, 5.000%, 02/01/2008	1,018,560
70,000	San Antonio Electric & Gas,
	Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	71,125
185,000	Socorro Independent School
	District, Prerefunded, GO,
	PSF-GTD Insured,
	5.380%, 08/15/2013	199,609
15,000	Socorro Independent School
	District, Unrefunded, GO,
	PSF-GTD Insured,
	5.380%, 08/15/2013	16,150
125,000	Spring Independent School District,
	GO, PSF-GTD Insured,
	5.880%, 08/15/2010	135,354
1,035,000	Texas A&M University, Series B,
	Revenue Bond,
	5.380%, 05/15/2011	1,111,963
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	421,836
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	105,435
300,000	Texas Water Financial Assistance,
	Series B, Refunding, GO,
	5.000%, 08/01/2014	325,212
390,000	Tomball Hospital Authority,
	Revenue Bond,
	5.000%, 07/01/2012	402,332
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	103,090
	University of Texas, Series B,
	Revenue Bond,
1,855,000	5.250%, 07/01/2008	1,908,647
1,000,000	5.250%, 08/15/2013	1,093,150
		29,959,561
100,000	Utah - 1.79%
	Jordan School District, GO,
	5.130%, 06/15/2008	102,683

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,065,000	Utah Hospital Board of Regents,
	Refunding, Revenue Bond, MBIA
	Insured, 5.000%, 08/01/2023 $	1,139,145
2,630,000	Utah, Refunding, Series A, GO,
	5.000%, 07/01/2012	2,696,408
		3,938,236
	Virginia - 3.63%
3,000,000	Fairfax County, Refunding, GO,
	STAID Insured,
	5.000%, 10/01/2009	3,131,970
450,000	Fairfax County, Series A,
	Refunding, GO, STAID Insured,
	5.000%, 06/01/2007	454,509
1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond, FSA
	Insured, 5.500%, 11/15/2019	1,162,990
325,000	Newport News, Series B, GO,
	STAID Insured,
	5.000%, 11/01/2014	350,659
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	103,311
625,000	Suffolk Individual Development
	Authority Retirement Facilities,
	Revenue Bond,
	5.300%, 09/01/2031	637,375
2,000,000	Virginia Commonwealth
	Transportation Board, Revenue
	Bond, 5.000%, 10/01/2011	2,129,700
		7,970,514
	Washington - 3.31%
2,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	2,160,640
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	534,055
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	48,380
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	59,044

Principal		Market
Amount		Value
	Washington (Continued)
$2,000,000	Klickitat County Public Utilities,
	Series B, Refunding, Revenue
	Bond, FGIC Insured,
	5.250%, 12/01/2020	$2,191,160
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	32,176
100,000	Snohomish County, GO,
	5.000%, 12/01/2006	100,209
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,137,197
		7,262,861
	Wisconsin - 4.43%
1,445,000	Middleton Cross Plains Area
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 04/01/2020	1,562,666
2,000,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,340,620
250,000	Wisconsin Health & Educational
	Facilities, Revenue Bond,
	5.000%, 02/15/2012	259,018
	Wisconsin, Series A, GO,
150,000	5.000%, 05/01/2008	153,322
5,000,000	5.000%, 05/01/2011	5,303,550
100,000	Wisconsin, Series C, GO,
	5.500%, 05/01/2009	104,680
		9,723,856
	Total Municipal Bonds
	(Cost $214,261,255)	216,013,674
	SHORT TERM INVESTMENTS - 2.44%
	General Obligation Bonds - 1.83%
1,000,000	Lackawanna County, Series B,
	GO, FSA Insured,
	3.780%, 10/15/2029	1,000,000
3,000,000	New York City, GO,
	3.780%, 01/01/2036	3,000,000
		4,000,000
	Revenue Bonds - 0.59%
100,000	Minnesota Higher Education
	Facilities Authority, Series 5-H,
	Revenue Bond, HTSB Insured,
	3.850%, 10/01/2030	100,000

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	Revenue Bonds (Continued)
$ 700,000	Missouri Development Financial
	Board of Cultural Facilities,
	Series A, Revenue Bond, JPM
	Insured, 3.890%, 12/01/2033	$700,000
500,000	Nebraska Educational Finance
	Authority, Revenue Bond,
	3.850%, 03/01/2033	500,000
		1,300,000
Number of
Shares
	Money Market Funds - 0.02%
45,169	First American Tax Free
	Obligations Fund, 3.280%	45,169
	Total Short Term Investments
	(Cost $5,345,168)	5,345,169
	Total Investments
	(Cost $219,606,423) - 100.88%	221,358,843
	Liabilities in Excess of
	Other Assets - (0.88)%	(1,932,712)
	TOTAL NET
	ASSETS - 100.00%	$219,426,131

Percentages are stated as a percent of net assets.

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority/Agency
GO	General Obligation
HTSB	Harris Trust & Savings Bank
JPM	JP Morgan Chase Bank
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan
STAID	State Aid Withholding
XLCA	XL Capital Assurance

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED
	STOCKS - 0.20%
	Automobiles - 0.20%
41,300	General Motors Corporation	$1,021,762
14,800	General Motors Corporation
	(Callable at $25.55 on 03/06/2009)	297,776
	Total Convertible Preferred Stocks
	(Cost $1,224,259)	1,319,538
	PREFERRED STOCKS - 0.16%
	Banks - 0.11%
800,000	HSBC Capital Funding L.P.
	(Callable at $100.00 on
	06/27/2013; Acquired 08/23/2004,
	Cost $756,752) (a)(c)(d)	743,605
	Consumer Finance - 0.04%
12,000	Corts Trust for
	Ford Motor Company	226,200
	Medical Supplies - 0.01%
51	Fresenius Medical Care
	Capital Trust II (a)	52,020
	Total Preferred Stocks
	(Cost $1,009,797)	1,021,825
Principal
Amount
	ASSET BACKED SECURITIES - 4.54%
$ 2,086,573	Accredited Mortgage Loan Trust
	Series 2005-3,
	5.560%, 09/25/2035	2,089,730
6,750,000	Citibank Credit Card Insurance
	Trust Series 2006-A4,
	5.450%, 05/10/2013	6,857,473
100,000	Conseco Finance Securitizations
	Corp. Series 2000-4,
	8.310%, 04/01/2031	83,877
	Countrywide Asset-Backed
	Certificates
241,920	Series 2004-BC5,
	5.600%, 07/25/2032	242,132
640,000	Series 2005-4,
	4.460%, 09/25/2032	632,582
	Countrywide Home
	Equity Loan Trust
926,157	Series 2003-A,
	5.680%, 03/15/2029	929,065
890,363	Series 2004-S,
	5.570%, 02/15/2030	892,154

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES (Continued)
	Countrywide Home
	Equity Loan Trust (Continued)
$ 610,449	Series 2004-R,
	5.580%, 03/15/2030	$613,349
895,865	Series 2004-N,
	5.610%, 02/15/2034	897,997
953,473	Series 2004-O,
	5.610%, 02/15/2034	956,137
1,768,936	Series 2005-F,
	5.700%, 12/15/2035	1,770,981
1,816,469	Series 2005-I,
	5.560%, 02/15/2036	1,817,617
1,589,213	Home Equity Loan Trust
	Series 2005-HS1,
	5.440%, 07/25/2020	1,586,390
2,232,251	IMPAC Secured Assets Corp.
	Series 2005-6,
	5.580%, 10/25/2035	2,235,373
1,760,434	Indymac Mortgage Loan Trust
	Series 2005-AR16IP,
	5.650%, 07/25/2045	1,764,145
	JetBlue Airways Corporation
855,837	Series 2004-2, G-1,
	5.780%, 02/15/2018 (d)	857,442
900,000	Series 2004-2, G-2,
	5.860%, 05/15/2018 (d)	884,281
328,787	Residential Asset Mortgage
	Products, Inc.
	Series 2004-RZ1,
	5.560%, 03/25/2034	329,384
4,045	Residential Asset Securities
	Corporation Series 2004-KS1,
	5.600%, 02/25/2034	4,048
	Washington Mutual
1,700,000	Series 2005-AR4,
	4.670%, 04/25/2035	1,693,386
2,769,888	Series 2005-AR8,
	5.620%, 07/25/2045 (d)	2,781,239
	Total Asset Backed Securities
	(Cost $29,788,737)	29,918,782
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 2.98%
1,500,000	Bank of America Commercial
	Mortgage, Inc.
	5.410%, 09/10/2016	1,506,680

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$ 950,766	Bank of America Corporation
	Series 2005-B,
	5.110%, 04/20/2035	$944,830
1,358,614	Bear Stearns Trust
	Series 2005-2,
	4.750%, 04/25/2035	1,341,126
	Countrywide Home Loans
1,097,945	Series 2005-11,
	5.620%, 03/25/2035	1,100,527
1,180,858	Series 2005-11,
	5.750%, 04/25/2035	1,138,032
657,653	CS First Boston Mortgage
	Securities Corp.
	Series 1997-C2,
	6.550%, 01/17/2035	664,815
	FHLMC
573,295	Series 1647, 6.500%, 12/15/2008	575,211
2,233,706	Series 2329, 6.500%, 06/15/2031	2,302,298
1,265,429	Series 2338, 6.500%, 07/15/2031	1,302,578
1,544,880	GSMPS Mortgage Loan Trust
	Series 2005-RP1,
	5.680%, 01/25/2035 (c)	1,551,998
2,700,000	Master Adjustable Rate
	Mortgages Trust
	Series 2004-13,
	3.790%, 11/21/2034	2,610,295
705,722	Master Reperforming Loan Trust
	Series 2005-1,
	7.000%, 08/25/2034 (c)	725,708
1,589,970	MLCC Mortgage Investors, Inc.
	Series 2005-1,
	4.970%, 04/25/2035	1,577,497
757,039	Residential Asset Mortgage
	Products, Inc.
	Series 2004-SL4,
	7.500%, 07/25/2032	771,470
1,529,973	Structured Adjustable
	Rate Mortgage Loan
	Series 2004-18,
	5.010%, 12/25/2034	1,537,695
	Total Collateralized
	Mortgage Obligations
	(Cost $19,935,134)	19,650,760

Principal		Market
Amount		Value
	CORPORATE BONDS - 16.57%
	Aerospace & Defense - 0.01%
$ 55,000	DRS Technologies, Inc.
	6.630%, 02/01/2016	$54,312
	Auto Components - 0.02%
100,000	Visteon Corp.
	8.250%, 08/01/2010	98,000
	Automobiles - 0.58%
	DaimlerChrysler N.A.
750,000	5.870%, 09/10/2007 (d)	751,829
5,000	4.050%, 06/04/2008	4,885
150,000	7.200%, 09/01/2009	156,395
260,000	5.875%, 03/15/2011	260,593
670,000	Ford Motor Company
	7.450%, 07/16/2031 (b)	520,925
	General Motors Corporation
2,420,000	8.250%, 07/15/2023	2,108,425
30,000	8.380%, 07/15/2033	26,100
		3,829,152
	Banks - 3.39%
300,000	Aiful Corporation
	5.000%, 08/10/2010 (Acquired
	08/03/2005 and 11/29/2005,
	Cost $298,378) (b)(c)	291,963
750,000	ANZ Capital Trust II
	5.360%, 12/15/2049 (Callable at
	$100.00 on 12/15/2013; Acquired
	08/23/2004, Cost $741,990) (c)	723,987
410,000	Bank Of America Corporation
	5.380%, 08/15/2011	414,023
995,000	Bank One Corp.
	2.630%, 06/30/2008 (b)	953,044
320,000	Banque Paribas
	6.875%, 03/01/2009	332,157
550,000	Countrywide Financial Corp.
	5.560%, 02/27/2008 (d)	550,664
700,000	First Chicago Corporation
	6.380%, 01/30/2009	718,665
250,000	First Union National Bank
	5.800%, 12/01/2008	253,797
280,000	General Electric
	Capital Corporation
	4.130%, 09/01/2009	273,305

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
	Glitnir Bank Hf
$ 370,000	6.330%, 07/28/2011 (Acquired
	07/21/2006, Cost $370,000) (c)	$378,038
760,000	6.690%, 06/15/2016 (Acquired
	06/12/2006 and 06/21/2006,
	Cost $758,848) (c)	777,953
375,000	Greenpoint Bank
	9.250%, 10/01/2010	427,002
700,000	HBOS Capital Funding L.P.
	6.070%, 06/01/2049
	(Acquired 08/23/2004,
	Cost $718,882) (c)(d)	711,271
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009	664,783
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	2,861,760
	JP Morgan Chase Bank
2,800,000	10.400%, 05/15/2009 (c) BRL	1,383,581
5,100,000	6.000%, 05/15/2011 (c)(d) BRL	2,118,296
	Kaupthing Bank Hf
1,140,000	6.190%, 04/12/2011
	(Acquired 04/07/2006,
	Cost $1,140,000) (c)(d)	1,141,515
130,000	5.750%, 10/04/2011 (c)	129,201
250,000	7.130%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (c)	263,254
1,080,000	Landsbanki Hf
	6.100%, 08/25/2011
	(Acquired 08/22/2006,
	Cost $1,079,719) (c)	1,092,451
	Popular North America, Inc.
600,000	5.200%, 12/12/2007	595,613
700,000	4.700%, 06/30/2009	686,845
	Resona Bank
525,000	5.850%, 09/29/2049
	(Acquired 09/08/2005,
	Cost $524,633) (c)	514,185
450,000	4.130%, 12/31/2049 (c)	554,287
410,000	Resona Preferred Global Securities
	7.190%, 12/29/2049
	(Acquired 07/20/2005,
	Cost $413,248) (c)	425,034

Principal		Market
Amount		Value
	Banks (Continued)
$ 990,000	Royal Bank of Scotland Group PLC
	9.120%, 03/31/2049	$1,105,822
600,000	Shinsei Finance Cayman Ltd.
	6.420%, 07/20/2048 (Acquired
	02/16/2006 and 06/19/2006,
	Cost $592,201) (c)	596,966
550,000	Sovereign Bank
	4.380%, 08/01/2013 (d)	541,047
310,000	Wells Fargo Company
	5.300%, 08/26/2011 (b)	312,404
575,000	ZFS Finance USA Trust I
	6.150%, 12/15/2065
	(Acquired 03/30/2006,
	Cost $560,263) (c)	572,757
		22,365,670
	Beverages - 0.07%
490,000	Anheuser-Busch Companies, Inc.
	4.950%, 01/15/2014	482,297
	Business Services - 0.04%
46,000	DynCorp International LLC
	9.500%, 02/15/2013	47,840
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009	41,866
	Lamar Media Corp.
50,000	6.630%, 08/15/2015
	(Acquired 08/14/2006,
	Cost $46,439) (c)	48,187
80,000	7.250%, 01/01/2013	80,900
30,000	UGS Corp.
	10.000%, 06/01/2012	32,550
		251,343
	Capital Markets - 0.73%
30,000	E Trade Financial Corp.
	7.380%, 09/15/2013	30,825
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010 (b)	195,589
140,000	5.000%, 01/15/2011	138,580
1,610,000	Lehman Brothers E-Capital Trust I
	6.170%, 08/19/2035 (d)	1,625,298
	Lehman Brothers Holdings, Inc.
1,350,000	4.500%, 07/26/2010	1,314,125
350,000	4.000%, 01/22/2008	344,529

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Capital Markets (Continued)
$ 250,000	Mizuho JGB Investment
	9.870%, 06/30/2049 (Acquired
	08/22/2005 and 08/23/2005,
	Cost $281,068) (c)(d)	$267,868
	Morgan Stanley
90,000	3.630%, 04/01/2008	87,947
340,000	5.630%, 01/09/2012	344,794
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042	431,585
		4,781,140
	Chemicals - 0.04%
40,000	Georgia Gulf Corp.
	9.500%, 10/15/2014 (c)	39,850
70,000	IMC Global, Inc.
	10.880%, 06/01/2008	74,987
	Lyondell Chemical Co.
40,000	8.000%, 09/15/2014	40,700
25,000	8.250%, 09/15/2016	25,500
20,000	MacDermid, Inc.
	9.130%, 07/15/2011	20,950
63,000	Westlake Chemical Corp.
	6.630%, 01/15/2016	60,165
		262,152
	Commercial Services & Supplies - 0.30%
375,000	Allied Waste North America, Inc.
	7.130%, 05/15/2016	371,719
1,275,000	PHH Corp.
	6.000%, 03/01/2008	1,278,081
325,000	Waste Management, Inc.
	6.380%, 11/15/2012	339,934
		1,989,734
	Communications - 0.97%
150,000	AMFM Inc.
	8.000%, 11/01/2008	156,914
295,000	British Telecommunications PLC
	8.380%, 12/15/2010	330,884
	Deutsche Telekom
	International Finance B.V.
350,000	5.750%, 03/23/2016	343,048
675,000	8.250%, 06/15/2030	827,023
35,000	News American, Inc.
	6.200%, 12/15/2034	33,538

Principal		Market
Amount		Value
	Communications (Continued)
	Rogers Cable, Inc.
$ 220,000	5.500%, 03/15/2014	$207,900
110,000	6.750%, 03/15/2015	111,650
	Sprint Capital Corp.
1,220,000	6.000%, 01/15/2007	1,221,393
100,000	7.630%, 01/30/2011	107,770
580,000	8.375%, 03/15/2012	650,773
500,000	6.880%, 11/15/2028	508,173
	Telecom Italia Capital
125,000	4.000%, 01/15/2010	118,528
425,000	4.880%, 10/01/2010	411,548
500,000	4.950%, 09/30/2014	459,958
190,000	5.250%, 10/01/2015	176,363
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012	54,756
		6,368,689
	Consumer Finance - 1.72%
	Ford Motor Credit Company
670,000	6.630%, 06/16/2008	660,130
5,345,000	5.800%, 01/12/2009	5,091,166
460,000	7.380%, 10/28/2009	447,330
	General Motors
	Acceptance Corporation
130,000	6.130%, 08/28/2007	129,843
70,000	6.310%, 11/30/2007	69,243
140,000	4.380%, 12/10/2007	136,717
510,000	6.130%, 01/22/2008	506,781
100,000	5.130%, 05/09/2008	98,030
330,000	6.540%, 09/23/2008 (d)	328,078
2,490,000	5.850%, 01/14/2009	2,442,618
270,000	7.750%, 01/19/2010	276,853
625,000	6.880%, 09/15/2011	622,331
550,000	Nelnet, Inc.
	7.400%, 09/15/2061	551,865
		11,360,985
	Consumer Products - 0.00%
20,000	American Achievement Corp.
	8.250%, 04/01/2012	20,300
	Diversified Financial Services - 0.43%
	General Electric
	Capital Corporation
200,000	4.250%, 01/15/2008	197,834
650,000	5.650%, 09/15/2014 (d)	654,668

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Diversified Financial Services (Continued)
$ 350,000	ILFC E-Capital Trust I
	5.900%, 12/21/2065
	(Acquired 01/18/2006,
	Cost $352,673) (b)(c)(d)	$352,893
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049
	(Acquired 05/23/2005,
	Cost $30,474) (c)(d)	29,404
180,000	Rabobank Capital Funding Trust III
	5.250%, 10/31/2049 (Acquired
	10/14/2004 and 05/20/2005,
	Cost $180,425) (c)(d)	174,076
1,397,825	Steers Holdings Ltd.
	6.000%, 05/15/2045
	(Acquired 02/14/2006,
	Cost $1,534,491) (c)	1,398,817
		2,807,692
	Diversified Telecommunication Services - 0.51%
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009	711,902
30,000	Bellsouth Corp.
	4.750%, 11/15/2012	28,657
95,000	Cincinnati Bell, Inc.
	7.000%, 02/15/2015	93,575
30,000	Citizens Communications Co.
	9.250%, 05/15/2011	33,225
175,000	Embarq Corp.
	8.000%, 06/01/2036	185,852
	Qwest Communications
	International, Inc.
850,000	8.910%, 02/15/2009 (d)	870,188
127,000	7.250%, 02/15/2011	127,635
520,000	Royal KPN NV
	8.380%, 10/01/2030	597,786
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	396,777
285,000	Windstream Corp.
	8.630%, 08/01/2016
	(Acquired 06/28/2006,
	Cost $277,891) (c)	306,375
		3,351,972

Principal		Market
Amount		Value
	Electric Services - 0.25%
$ 475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013	$529,369
700,000	MidAmerican Energy Holdings
	7.520%, 09/15/2008	727,392
375,000	Midwest Generation LLC
	8.750%, 05/01/2034	402,188
		1,658,949
	Electric Utilities - 0.57%
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	78,082
300,000	5.700%, 09/17/2012	302,185
	Duke Energy Corp.
120,000	6.250%, 01/15/2012	125,045
35,000	5.630%, 11/30/2012	35,544
340,000	Exelon Corp.
	5.630%, 06/15/2035	322,123
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011 (b)	208,861
1,585,000	7.380%, 11/15/2031	1,838,126
20,000	Oncor Electric Delivery Co.
	6.380%, 01/15/2015	20,682
170,000	Pacific Gas & Electric Co.
	6.050%, 03/01/2034	171,560
150,000	Progress Energy, Inc.
	5.630%, 01/15/2016	149,899
400,000	Progress Energy, Inc.
	7.750%, 03/01/2031	486,065
		3,738,172
	Electrical Equipment - 0.36%
100,000	L-3 Communications Corp.
	6.380%, 10/15/2015	97,750
	Tyco International Group S.A.
500,000	4.440%, 06/15/2007
	(Acquired 08/23/2004,
	Cost $502,706) (c)	496,273
325,000	6.380%, 10/15/2011	341,060
1,285,000	6.880%, 01/15/2029	1,434,777
		2,369,860
	Energy Equipment & Services - 0.02%
60,000	Compagnie Generale Des Geophys
	7.500%, 05/15/2015	59,700
50,000	Pride International, Inc.
	7.380%, 07/15/2014	51,750

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Energy Equipment & Services (Continued)
$ 10,000	SemGroup LP
	8.750%, 11/15/2015
	(Acquired 11/04/2005,
	Cost $9,838) (c)	$10,137
		121,587
	Food Products - 0.14%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	376,875
195,000	Kraft Foods, Inc.
	5.630%, 11/01/2011	197,233
125,000	Land O’ Lakes, Inc.
	9.000%, 12/15/2010	133,125
225,000	Tyson Foods, Inc.
	8.250%, 10/01/2011 (b)	242,102
		949,335
	Health Care Providers & Services - 0.29%
100,000	AmerisourceBergen Corp.
	5.880%, 09/15/2015	98,538
65,000	Davita, Inc.
	7.250%, 03/15/2015	64,188
	HCA, Inc.
23,000	6.300%, 10/01/2012	19,521
270,000	6.250%, 02/15/2013	226,125
460,000	6.750%, 07/15/2013	390,425
145,000	6.500%, 02/15/2016	116,725
	Service Corporation International
5,000	7.380%, 10/01/2014
	(Acquired 09/27/2006,
	Cost $5,000) (c)	5,056
60,000	7.000%, 06/15/2017
	(Acquired 06/10/2005,
	Cost $79,202) (c)	57,750
5,000	7.630%, 10/01/2018
	(Acquired 09/27/2006,
	Cost $5,000) (c)	5,056
	Tenet Healthcare Corp.
39,000	9.880%, 07/01/2014	39,049
908,000	9.250%, 02/01/2015 (b)	878,490
		1,900,923
	Hotels Restaurants & Leisure - 0.22%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	63,862
160,000	7.130%, 02/01/2016	155,600

Principal		Market
Amount		Value
	Hotels Restaurants & Leisure (Continued)
$ 550,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010	$542,113
85,000	Host Marriott L.P.
	6.750%, 06/01/2016	84,256
60,000	Inn of the Mountain Gods
	Resort & Casino
	12.000%, 11/15/2010	63,150
	MGM Mirage, Inc.
10,000	9.500%, 08/01/2008	10,650
180,000	8.500%, 09/15/2010	192,375
120,000	6.630%, 07/15/2015	115,800
30,000	Premier Entertainment Biloxi LLC
	10.750%, 02/01/2012	30,675
20,000	River Rock Entertainment
	9.750%, 11/01/2011	21,350
	Station Casinos, Inc.
140,000	6.880%, 03/01/2016	131,950
15,000	6.630%, 03/15/2018	13,613
		1,425,394
	Independent Power Producers
	& Energy Traders - 0.24%
	TXU Corp.
500,000	4.800%, 11/15/2009	489,837
110,000	5.550%, 11/15/2014	104,476
1,045,000	6.550%, 11/15/2034	989,483
		1,583,796
	Insurance - 0.89%
150,000	ACE Limited
	6.000%, 04/01/2007	150,346
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	443,811
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired
	05/18/2005 and 05/20/2005,
	Cost $79,796) (c)	78,284
1,250,000	ASIF Global Financing XXIII
	3.900%, 10/22/2008
	(Acquired 04/01/2005,
	Cost $1,230,533) (c)	1,219,462
200,000	Aspen Insurance Holdings, Ltd.
	6.000%, 08/15/2014	194,046
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	948,577

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Insurance (Continued)
$ 550,000	Endurance Specialty Holdings
	6.150%, 10/15/2015	$543,327
300,000	Liberty Mutual Group, Inc.
	7.000%, 03/15/2034
	(Acquired 09/09/2004,
	Cost $304,378) (c)	300,895
575,000	Lincoln National Corp.
	7.000%, 05/17/2066	603,314
300,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034
	(Acquired 06/27/2006,
	Cost $295,293) (c)	317,162
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023 (Callable
	at $100.00 on 07/01/2013;
	Acquired 08/23/2004,
	Cost $441,198) (c)(d)	438,628
300,000	Reinsurance Group
	of America, Inc.
	6.750%, 12/15/2065	292,403
150,000	Royal & Sun Alliance Insurance
	8.500%, 12/08/2049 GBP	323,625
		5,853,880
	IT Services - 0.01%
90,000	SunGard Data Systems, Inc.
	9.130%, 08/15/2013	93,600
	Machinery - 0.01%
75,000	Terex Corp.
	7.380%, 01/15/2014	75,750
	Media - 0.90%
30,000	AMC Entertainment, Inc.
	11.000%, 02/01/2016	32,850
	Clear Channel
	Communications, Inc.
30,000	4.630%, 01/15/2008	29,621
50,000	6.250%, 03/15/2011	50,201
330,000	5.500%, 09/15/2014	307,081
270,000	4.900%, 05/15/2015	238,917
	Comcast Cable
	Communications Holdings, Inc.
320,000	8.880%, 05/01/2017	387,374
500,000	9.460%, 11/15/2022 (b)	648,470

Principal		Market
Amount		Value
	Media (Continued)
	Comcast Corp.
$ 220,000	6.500%, 01/15/2015	$230,018
20,000	6.500%, 01/15/2017	20,916
	COX Communications, Inc.
220,000	3.880%, 10/01/2008	213,324
1,000,000	4.630%, 01/15/2010	973,437
520,000	COX Enterprises, Inc.
	4.380%, 05/01/2008
	(Acquired 03/17/2005,
	Cost $517,436) (c)	510,420
	CSC Holdings, Inc.
45,000	7.630%, 04/01/2011	46,406
100,000	7.630%, 07/15/2018	102,875
110,000	DirecTV Holdings LLC
	8.375%, 03/15/2013	114,537
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	38,150
160,000	7.130%, 02/01/2016
	(Acquired 01/19/2006,
	Cost $159,379) (c)	155,400
105,000	Kabel Deutschland GmbH
	10.630%, 07/01/2014 (Acquired
	01/10/2006 and 02/07/2006,
	Cost $111,268) (c)	113,138
	Liberty Media Corp.
460,000	7.880%, 07/15/2009	483,880
20,000	5.700%, 05/15/2013	18,972
70,000	Quebecor Media, Inc.
	7.750%, 03/15/2016	70,438
40,000	The Reader’s Digest Association, Inc.
	6.500%, 03/01/2011	38,200
20,000	Sinclair Broadcast Group, Inc.
	8.000%, 03/15/2012	20,375
	Time Warner, Inc.
450,000	6.880%, 05/01/2012	476,376
405,000	7.700%, 05/01/2032 (b)	453,619
	Viacom, Inc.
790,000	5.750%, 04/30/2011 (Acquired
	04/05/2006 and 09/07/2006,
	Cost $783,099) (c)	789,208
		5,915,733

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Metals & Mining - 0.01%
$ 100,000	Codelco, Inc.
	4.750%, 10/15/2014
	(Acquired 10/21/2004,
	Cost $98,482) (c)	$94,542
	Multiline Retail - 0.25%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	43,480
470,000	Target Corp.
	5.400%, 10/01/2008	472,335
1,150,000	Wal-Mart Stores, Inc.
	3.380%, 10/01/2008	1,112,992
		1,628,807
	Multi-Utilities - 0.11%
60,000	AES Corp.
	7.750%, 03/01/2014	62,700
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	52,903
400,000	MidAmerican Energy Holdings
	6.130%, 04/01/2036
	(Acquired 03/21/2006,
	Cost $399,828) (c)	405,705
170,000	NRG Energy, Inc.
	7.250%, 02/01/2014	169,150
		690,458
	Office Electronics - 0.01%
60,000	Xerox Corp.
	6.750%, 02/01/2017	61,200
	Oil & Gas - 2.05%
830,000	Amerada Hess Corp.
	7.300%, 08/15/2031	937,448
	Amerigas Partners L P
50,000	7.250%, 05/20/2015	50,063
25,000	7.130%, 05/20/2016	24,750
1,340,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036 (b)	1,373,295
445,000	Apache Finance Canada Corp.
	4.380%, 05/15/2015	412,871
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	57,600
80,000	6.250%, 01/15/2018	74,600
420,000	ChevronTexaco Capital Co.
	3.500%, 09/17/2007	413,571

Principal		Market
Amount		Value
	Oil & Gas (Continued)
$ 70,000	Conoco Funding Co.
	6.350%, 10/15/2011 (b)	$73,698
385,000	Conoco, Inc.
	6.950%, 04/15/2029 (b)
285,000	ConocoPhillips, Inc.
	4.750%, 10/15/2012	279,491
415,000	Devon Energy Corporation
	7.950%, 04/15/2032	514,019
309,000	El Paso Natural Gas Co.
	8.380%, 06/15/2032	355,289
	El Paso Corp.
538,000	7.800%, 08/01/2031	554,140
530,000	7.750%, 01/15/2032	545,900
	Energy Transfer Partners L P
425,000	5.650%, 08/01/2012	421,678
425,000	5.950%, 02/01/2015	424,820
750,000	Enterprise Products Operating L.P.
	4.950%, 06/01/2010	734,222
1,335,000	Kerr-McGee Corp.
	7.880%, 09/15/2031	1,620,524
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	111,829
470,000	6.750%, 03/15/2011	490,155
50,000	Peabody Energy Corp.
	5.880%, 04/15/2016	46,125
	Pemex Project Funding Master Trust
560,000	7.380%, 12/15/2014	606,760
230,000	6.630%, 06/15/2035
	(Acquired 01/27/2006,
	Cost $229,352) (c)	226,263
460,000	Petrobras International Finance Co.
	6.130%, 10/06/2016	457,962
100,000	Pogo Producing Co.
	6.880%, 10/01/2017	95,875
140,000	Suburban Propane Partners L.P.
	6.880%, 12/15/2013	135,800
150,000	Western Oil Sands, Inc.
	8.380%, 05/01/2012	161,625
	Williams Companies, Inc.
800,000	7.500%, 01/15/2031	794,000
230,000	7.750%, 06/15/2031	231,150
800,000	XTO Energy, Inc.
	7.500%, 04/15/2012	873,238
		13,544,112

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Paper & Forest Products - 0.11%
$ 705,000	Weyerhaeuser Co.
	6.750%, 03/15/2012 (b)	$737,655
	Real Estate - 0.39%
250,000	Arden Realty LP
	9.150%, 03/01/2010	280,347
300,000	EOP Operating L.P.
	7.750%, 11/15/2007	307,384
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	10,250
29,000	6.500%, 02/01/2017	27,405
	iStar Financial, Inc.
225,000	8.750%, 08/15/2008	238,756
225,000	5.130%, 04/01/2011	220,980
325,000	5.650%, 09/15/2011	325,629
100,000	5.700%, 03/01/2014	99,566
350,000	Simon Property Group, L.P.
	7.130%, 09/20/2007	354,576
515,000	Summit Properties Partnership
	7.200%, 08/15/2007	520,134
	Ventas Realty L.P.
50,000	6.750%, 06/01/2010	51,125
40,000	9.000%, 05/01/2012	44,800
30,000	6.630%, 10/15/2014	30,225
40,000	7.130%, 06/01/2015	41,350
		2,552,527
	Road & Rail - 0.05%
80,000	Hertz Corp.
	8.880%, 01/01/2014 (Acquired
	12/15/2005 and 01/25/2006,
	Cost $80,156) (c)	84,200
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008	14,630
230,000	Union Pacific Corp.
	5.380%, 05/01/2014	229,823
		328,653
	Special Purpose Entity - 0.47%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (Acquired
	07/13/2006 and 07/19/2006,
	Cost $1,071,122) (c)	1,104,775
30,000	Hexion
	9.000%, 07/15/2014	30,750

Principal		Market
Amount		Value
	Special Purpose Entity (Continued)
$ 50,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065
	(Acquired 05/23/2006,
	Cost $440,629) (b)(c)(d)	$50,070
330,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049	333,279
1,090,000	Sigma Finance, Inc.
	8.500%, 08/11/2016
	(Acquired 07/26/2006,
	Cost $1,090,000) (c)(d)	1,090,000
490,000	TNK-BP Finance SA
	7.500%, 07/18/2016 (c)	512,800
		3,121,674
	Textiles, Apparel & Luxury Goods - 0.03%
125,000	INVISTA
	9.250%, 05/01/2012
	(Acquired 05/03/2006,
	Cost $133,191) (c)	132,813
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011	51,250
		184,063
	Tobacco - 0.20%
770,000	Altria Group, Inc.
	7.000%, 11/04/2013	840,731
375,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027	455,315
		1,296,046
	Transportation - 0.03%
41,000	Horizon Lines LLC
	9.000%, 11/01/2012	42,435
60,000	OMI Corp.
	7.630%, 12/01/2013	60,900
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011	91,160
		194,495
	Wireless Telecommunication
	Services - 0.15%
750,000	AT&T Wireless Services, Inc.
	7.875%, 03/01/2011	822,088
	Nextel Communications, Inc.
15,000	5.950%, 03/15/2014	14,693
120,000	7.380%, 08/01/2015	123,933

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Wireless Telecommunication
	Services (Continued)
$ 40,000	Rogers Wireless
	Communications, Inc.
	6.380%, 03/01/2014	$40,050
		1,000,764
	Total Corporate Bonds
	(Cost $108,248,183)	109,145,413
	FOREIGN GOVERNMENT
	NOTE/BONDS - 2.23%
	Brazil Federative Republic
145,000	10.130%, 05/15/2027	194,952
802,000	11.000%, 08/17/2040 (b)	1,045,607
813,380	Canadian Government
	Inflationary Index Note
	4.000%, 12/01/2031 CAD	1,074,804
	Republic of Columbia
113,000	11.750%, 02/25/2020	158,765
230,000	7.380%, 09/18/2037	233,450
1,130,000	Republic of Deutschland
	3.750%, 01/04/2015 EUR	1,440,411
401,000	Republic of Panama
	7.130%, 01/29/2026	422,053
	Russia Government
	International Bond
270,000	5.000%, 03/31/2030	301,994
2,740,000	5.000%, 03/31/2030	3,064,685
	United Mexican States
340,000	5.280%, 01/13/2009 (d)	343,995
48,060,000	8.000%, 12/19/2013 MXN	4,319,018
14,000	5.630%, 01/15/2017 (b)	13,867
520,000	11.500%, 05/15/2026	824,720
350,000	8.300%, 08/15/2031	437,325
689,000	7.500%, 04/08/2033	796,484
	Total Foreign Government
	Note/Bonds (Cost $13,495,597)	14,672,130
	MORTGAGE BACKED SECURITIES - 36.06%
	Bank of America Corporation
770,000	Series 2005-5,
	5.120%, 10/10/2045	757,819
1,500,000	Series 2006-4,
	5.630%, 07/10/2046	1,531,275
3,500,000	Series 2005-6,
	5.350%, 09/10/2047	3,480,854

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	Bear Stearns Trust
$ 759,290	Series 2004-9,
	5.240%, 09/25/2034	$757,810
3,000,000	Series 2005-PWR10,
	5.410%, 12/11/2040 (b)	3,015,506
2,000,000	Citigroup Commercial
	Mortgage Trust
	Series 2006-C4,
	5.910%, 03/15/2049	2,063,659
2,500,000	Citigroup/Deutsche Bank
	Commercial Mortgage
	Series TR,
	5.540%, 01/15/2046 (b)	2,513,816
2,401,312	Countrywide Alternative
	Loan Trust
	Series 2006-OA10,
	5.580%, 08/25/2046	2,400,562
	Countrywide Asset-Backed
	Certificates
1,128,409	Series 2005-36,
	4.980%, 08/25/2035	1,118,573
2,113,260	Series 2005-27,
	5.990%, 08/25/2035	2,036,620
1,224,854	Series 2005-51,
	5.650%, 11/20/2035	1,231,227
1,830,488	Series 2005-59,
	5.660%, 11/20/2035	1,837,715
2,762,336	Series 2005-62,
	5.630%, 12/25/2035	2,775,831
1,371,450	Countrywide Home Loans
	Series 2005-R1,
	5.680%, 03/25/2035	1,376,254
	FHLMC
1,000,000	Series 2590,
	5.000%, 03/15/2018	985,389
1,797,447	Pool #C9-0732,
	5.500%, 11/01/2023	1,791,262
4,927,010	Pool #1G-0058,
	4.610%, 01/01/2035	4,852,511
2,534,007	Pool #1H-2524,
	4.580%, 08/01/2035	2,493,692
3,407,255	Pool #1J-1216,
	4.980%, 08/01/2035	3,382,330

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FHLMC Gold
$ 970,165	Pool #E0-1538,
	5.000%, 12/01/2018	$956,113
5,790,153	Pool #G1-2251,
	4.000%, 06/01/2019	5,474,011
926,265	Pool #D9-6291,
	4.500%, 09/01/2023	882,310
696,065	Pool #C0-1385,
	6.500%, 08/01/2032	711,927
257,851	Pool #C7-0562,
	6.500%, 09/01/2032	263,727
286,309	Pool #C7-0760,
	6.500%, 09/01/2032	292,833
2,815,085	Pool #78-0447,
	4.260%, 04/01/2033	2,794,882
3,835,488	Pool #G0-8085,
	5.000%, 10/01/2035	3,692,055
3,000,000	First Union National Bank
	Commercial Mortgage
	Series 2000-C2,
	7.200%, 10/15/2032	3,201,456
	FNMA
3,333,849	Pool #668357,
	5.000%, 12/01/2017	3,288,259
180,154	Pool #695826,
	5.000%, 04/01/2018	177,574
4,558,026	Pool #555549,
	5.000%, 06/01/2018 (b)	4,492,733
4,827,119	Pool #734788,
	4.000%, 09/01/2018	4,578,795
612,474	Pool #745388,
	5.000%, 11/01/2018	603,701
1,010,665	Pool #745387,
	5.000%, 04/01/2019	996,188
988,145	Pool #747854,
	4.500%, 06/01/2019	955,041
152,909	Pool #735985,
	5.000%, 06/01/2019	150,718
1,072,204	Pool #254832,
	5.500%, 08/01/2023	1,067,398
1,852,631	Pool #254915,
	4.500%, 09/01/2023	1,764,598
117,546	Pool #251925,
	6.500%, 07/01/2028	120,472

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FNMA (Continued)
$ 111,022	Pool #435151,
	6.500%, 07/01/2028	$113,786
402,264	Pool #433575,
	6.500%, 09/01/2028	412,278
411,540	Pool #251985,
	6.500%, 10/01/2028	421,785
647,777	Pool #446107,
	6.500%, 11/01/2028	663,903
690,918	Pool #452955,
	6.500%, 11/01/2028	708,118
385,817	Pool #457553,
	6.500%, 01/01/2029	395,422
266,535	Pool #252255,
	6.500%, 02/01/2029	273,171
168,789	Pool #252342,
	6.500%, 04/01/2029	173,001
620,000	Pool #323632,
	6.500%, 04/01/2029	635,417
733,882	Pool #494339,
	6.500%, 04/01/2029	752,193
148,604	Pool #252497,
	6.500%, 06/01/2029	152,312
73,349	Pool #498092,
	6.500%, 06/01/2029	75,179
542,623	Pool #500441,
	6.500%, 06/01/2029	556,162
855,446	Pool #501198,
	6.500%, 06/01/2029	876,791
342,830	Pool #503223,
	6.500%, 07/01/2029	351,384
98,984	Pool #504708,
	6.500%, 07/01/2029	101,454
97,924	Pool #535476,
	6.500%, 07/01/2029	100,361
1,268,059	Pool #544859,
	5.840%, 08/01/2029	1,275,365
76,098	Pool #535506,
	6.500%, 08/01/2030	77,996
1,688,655	Pool #786848,
	7.000%, 10/01/2031	1,743,264
1,054,327	Pool #607398,
	6.500%, 11/01/2031	1,078,331

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FNMA (Continued)
$ 1,742,444	Pool #879906,
	3.850%, 10/01/2033	$1,707,528
1,724,103	Pool #733132,
	3.540%, 04/01/2034	1,729,533
752,475	Series 2004-71,
	4.000%, 04/25/2034 (c)	19,612
1,396,829	Pool #782284,
	6.000%, 09/01/2034	1,406,776
1,404,609	Pool #791563,
	6.000%, 09/01/2034	1,413,680
60,826	Pool #794371,
	6.000%, 09/01/2034	61,219
2,149,996	Pool #802783,
	4.200%, 10/01/2034	2,134,909
303,677	Pool #798711,
	6.000%, 10/01/2034	305,638
1,306,050	Pool #802493,
	6.000%, 11/01/2034	1,314,486
10,292,655	Pool #735224,
	5.500%, 02/01/2035 (b)	10,172,141
3,327,811	Pool #808057,
	6.000%, 02/01/2035	3,345,044
1,517,898	Pool #773306,
	6.000%, 05/01/2035	1,525,758
6,960,839	Pool #827741,
	5.500%, 06/01/2035 (b)	6,863,396
2,249,653	Pool #829334,
	4.590%, 09/01/2035	2,237,337
6,125,343	Pool #820345,
	5.000%, 09/01/2035	5,891,535
14,331,928	Pool #832738,
	5.500%, 09/01/2035 (b)	14,131,299
586,832	Pool #836273,
	5.500%, 10/01/2035	578,618
180,077	Pool #745000,
	6.000%, 10/01/2035	181,010
1,548,496	Pool #836852,
	6.410%, 10/01/2035	1,586,244
2,490,483	Pool #836464,
	6.420%, 10/01/2035	2,551,194
3,832,105	Pool #844158,
	5.000%, 11/01/2035	3,685,831

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	FNMA (Continued)
$ 188,573	Pool #843997,
	6.290%, 11/01/2035	$193,175
180,992	Pool #844052,
	6.290%, 11/01/2035	185,404
184,565	Pool #844148,
	6.290%, 11/01/2035	189,064
180,102	Pool #844789,
	6.290%, 11/01/2035	184,492
1,031,109	Pool #843823,
	6.410%, 11/01/2035	1,056,244
188,512	Pool #844237,
	6.420%, 11/01/2035	193,107
1,600,000	Pool #893681,
	6.000%, 10/01/2036	1,607,879
3,300,000	Pool #893923,
	6.000%, 10/01/2036	3,316,251
4,100,000	Pool #894005,
	6.000%, 10/01/2036	4,120,191
3,000,000	GE Capital Commercial
	Mortgage Corporation
	Series 2005-C4,
	5.510%, 11/10/2045	3,012,206
2,500,000	General Motors
	Acceptance Corporation
	Series 2002-C1,
	6.280%, 11/15/2039	2,616,497
	GNMA
172,150	Pool #614436X,
	5.000%, 08/15/2033	167,636
1,706,161	Pool #618907X,
	5.000%, 09/15/2033	1,661,418
295,217	Pool #605098X,
	5.000%, 03/15/2034	287,154
570,842	Pool #081116M,
	4.750%, 10/20/2034	565,425
172,287	Pool #520279X,
	5.000%, 11/15/2034	167,581
663,080	Pool #081150M,
	4.500%, 11/20/2034	661,080
1,847,074	Pool #081153M,
	4.750%, 11/20/2034	1,829,494
4,590,802	Pool #644812X,
	6.000%, 05/15/2035	4,648,563

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
$ 800,000	GS Mortgage Securities
	Corporation II
	Series 2005-GG4,
	4.680%, 07/10/2039	$777,286
	Harborview Mortgage Loan Trust
2,439,417	Series 2005-10,
	5.640%, 11/19/2035	2,447,752
650,332	Series 2005-16,
	5.570%, 01/19/2036	652,518
3,305,271	Series 2005-16,
	5.580%, 01/19/2036	3,317,085
2,481,715	IMPAC Secured Assets Corp.
	Series 2005-2,
	5.640%, 03/25/2036	2,487,457
559,563	Indymac Mortgage Loan Trust
	Series 2005-AR15,
	5.100%, 09/25/2035	543,479
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12,
	4.900%, 09/12/2037	1,822,418
1,500,000	Series 2005-LDP2,
	4.740%, 07/15/2042	1,438,528
	Lehman Brothers Trust
2,009,666	Series 2005-5N,
	5.620%, 11/25/2035	2,016,415
2,010,146	Series 2005-5N,
	5.630%, 11/25/2035	2,013,134
	Lehman Brothers-UBS
	Commercial Mortgage Trust
600,000	Series 2005-C3,
	4.660%, 07/15/2030	582,557
520,000	Series 2005-C3,
	4.740%, 07/15/2030	499,230
2,000,000	Series 2006-C1,
	5.160%, 02/15/2031	1,974,391
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1,
	5.840%, 05/12/2039	1,060,038
770,000	Morgan Stanley
	Series 2005-HQ6,
	4.990%, 08/13/2042	751,613
2,212,096	Residential Accredit Loans, Inc.
	Series 2005-QO4,
	5.600%, 12/25/2045	2,221,848

Principal		Market
Amount		Value
	MORTGAGE BACKED
	SECURITIES (Continued)
	Thornburg Mortgage Trust
$ 4,637,212	Series 2006-1,
	5.500%, 01/25/2036	$4,632,148
6,056,189	Series 2006-3,
	5.430%, 06/25/2036	6,046,576
	Washington Mutual
2,579,239	Series 2005-AR13,
	5.620%, 10/25/2045	2,597,347
3,115,056	Series 2005-AR15,
	5.580%, 11/25/2045	3,127,549
2,581,046	Series 2005-AR15,
	5.600%, 11/25/2045	2,592,808
2,524,373	Series 2005-AR17,
	5.590%, 12/25/2045	2,534,883
2,319,026	Series 2005-AR19,
	5.590%, 12/25/2045	2,327,995
995,596	Series 2006-AR11,
	5.350%, 09/25/2046	996,335
1,952,508	Series 2006-AR7,
	5.350%, 09/25/2046	1,955,330
2,000,000	Series 2006-AR13,
	5.440%, 10/25/2046	2,000,000
	Wells Fargo Company
2,244,662	Series 2005-AR16,
	4.980%, 10/25/2035	2,247,914
4,687,119	Series 2006-AR2,
	5.090%, 03/25/2036	4,655,315
	Total Mortgage Backed Securities
	(Cost $238,087,341)	237,630,767
	MUNICIPAL BONDS - 0.49%
3,221,120	Virginia Housing Development Authority
	6.000%, 06/25/2034	3,221,314
	Total Municipal Bonds
	(Cost $3,167,770)	3,221,314
	SUPRANATIONAL OBLIGATIONS - 0.22%
1,150,000	Argentina
	11.380%, 03/15/2010 (c)	350,808
820,000	GazInvest
	7.250%, 10/30/2008	842,304
250,000	General Motors Corporation
	8.380%, 07/05/2033 EUR	282,568
	Total Supranational Obligations
	(Cost $1,591,003)	1,475,680

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	U.S. GOVERNMENT
	AGENCY ISSUES - 26.64%
	FAMC
$ 420,000	4.250%, 07/29/2008	$414,557
	FFCB
2,000,000	3.800%, 09/07/2007 (b)	1,975,946
3,000,000	3.630%, 01/04/2008 (b)	2,948,586
4,900,000	5.500%, 07/15/2011
	(Acquired 07/13/2006,
	Cost $4,881,527) (c)	5,006,800
4,000,000	4.550%, 08/10/2012 (b)	3,924,268
3,000,000	4.500%, 01/22/2015 (b)	2,907,048
1,500,000	4.800%, 10/19/2015 (b)	1,484,076
5,000,000	5.450%, 06/20/2016	5,184,055
6,000,000	5.200%, 09/15/2016 (b)	6,105,324
3,000,000	5.200%, 11/28/2016	3,052,704
	FHLB
1,400,000	4.800%, 02/15/2007 (b)	1,397,423
4,000,000	4.320%, 03/20/2008 (b)	3,962,368
760,000	5.130%, 06/13/2008 (b)	761,663
4,000,000	7.380%, 02/12/2010 (b)	4,296,024
1,200,000	4.080%, 04/26/2010 (b)	1,167,110
3,000,000	4.000%, 02/15/2011 (b)	2,891,244
6,000,000	4.880%, 12/14/2012 (b)	5,983,050
3,000,000	5.310%, 12/28/2012 (b)	3,060,756
5,000,000	5.000%, 03/08/2013 (b)	5,019,085
7,500,000	5.380%, 06/14/2013 (b)	7,686,608
3,170,000	5.500%, 07/15/2036 (b)	3,345,304
	FHLMC
1,990,000	4.380%, 11/16/2007 (b)	1,974,814
10,000,000	4.750%, 10/17/2008 (b)	9,930,120
7,400,000	4.880%, 08/16/2010 (b)	7,397,721
3,070,000	4.750%, 01/18/2011 (b)	3,054,364
900,000	5.000%, 10/01/2035	865,687
880,000	5.630%, 11/23/2035 (b)	863,419
593,630	5.000%, 10/01/2018	585,024
	FNCL
7,000,000	5.000%, 11/01/2033	6,726,566
	FNMA
1,180,000	5.000%, 09/15/2008	1,180,915
220,000	3.880%, 02/15/2010 (b)	213,214
1,000,000	5.500%, 03/15/2011 (b)	1,024,536
1,100,000	6.000%, 05/15/2011 (b)	1,150,277
2,210,000	4.630%, 10/15/2013 (b)	2,169,648
4,400,000	5.500%, 10/01/2015	4,398,627
500,000	5.500%, 11/01/2015	499,687

Principal		Market
Amount		Value
	U.S. GOVERNMENT
	AGENCY ISSUES (Continued)
	FNMA (Continued)
$16,750,000	6.000%, 10/01/2028	$16,828,524
13,850,000	5.000%, 10/01/2034	13,313,313
14,700,000	5.500%, 10/01/2034	14,484,086
1,000,000	7.150%, 11/15/2036	1,032,813
2,000,000	7.000%, 12/15/2036	2,050,625
	GNMA
2,500,000	6.500%, 10/01/2028	2,564,062
500,000	6.500%, 11/01/2033	512,344
4,100,000	000TBA, 5.500%, 10/01/2034	4,073,096
2,700,000	000TBA, 6.000%, 10/01/2034	2,732,908
1,300,000	000TBA, 5.500%, 11/01/2034	1,291,062
	Tennessee Valley Authority
2,000,000	5.380%, 04/01/2056	2,061,628
	Total U.S. Government Agency
	Issues (Cost $174,377,819)	175,553,079
	U.S. TREASURY OBLIGATIONS - 12.72%
	U.S. Treasury Bond - 2.66%
7,100,000	4.250%, 08/15/2013 (b)	6,952,455
80,000	4.250%, 11/15/2014 (b)	78,044
1,300,000	8.000%, 11/15/2021 (b)	1,739,562
885,182	2.380%, 01/15/2025	899,705
389,576	2.000%, 01/15/2026	373,750
7,810,000	4.500%, 02/15/2036 (b)	7,486,010
		17,529,526
	U.S. Treasury Note - 8.47%
1,400,000	2.880%, 11/30/2006 (b)	1,395,736
1,500,000	3.000%, 12/31/2006 (b)	1,492,794
290,000	3.000%, 02/15/2008 (b)	283,215
700,000	3.380%, 02/15/2008 (b)	687,012
4,470,000	3.750%, 05/15/2008 (b)	4,401,730
3,000,000	5.000%, 07/31/2008 (b)	3,015,003
1,800,000	4.500%, 02/15/2009 (b)	1,794,164
13,340,000	3.380%, 10/15/2009 (b)	12,879,356
1,900,000	4.250%, 01/15/2011 (b)	1,874,692
1,060,000	4.500%, 02/28/2011 (b)	1,056,357
1,650,508	2.380%, 04/15/2011	1,652,765
7,540,000	5.130%, 06/30/2011 (b)	7,708,768
886,312	1.880%, 07/15/2013 (b)	863,636
2,862,697	2.000%, 01/15/2014	2,808,910
1,424,927	2.000%, 07/15/2014 (b)	1,396,985
31,970	1.630%, 01/15/2015	30,418
1,680,000	4.130%, 05/15/2015 (b)	1,621,791

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Note (Continued)
$ 2,908,214	1.880%, 07/15/2015	$2,816,878
2,000,000	4.500%, 11/15/2015 (b)	1,981,252
1,691,580	2.000%, 01/15/2016 (b)	1,653,256
1,040,000	4.500%, 02/15/2016 (b)	1,029,885
1,000,000	5.130%, 05/15/2016	1,037,500
2,317,411	2.500%, 07/15/2016	2,364,485
		55,846,588
	U.S. Treasury Strip - 1.59%
1,500,000	0.000%, 11/15/2021 (b)	721,475
1,300,000	0.000%, 11/15/2022	595,730
18,840,000	0.000%, 11/15/2024 (b)	7,836,799
3,200,000	0.000%, 02/15/2025 (b)	1,315,078
		10,469,082
	Total U.S. Treasury Obligations
	(Cost $83,326,628)	83,845,196
	SHORT TERM INVESTMENTS - 6.68%
	Foreign Treasury Obligation - 0.30%
2,000,000	Canadian Treasury Bill
	0.000%, 12/15/2006	1,975,920
Number of
Shares
	Money Market Funds - 1.44%
9,449,045	Federated Prime Obligations Fund
	5.180%, 01/01/2050	9,449,045
Principal
Amount
	Repurchase Agreements - 4.87%
$27,200,000	Lehman Brothers
	Repurchase Agreement
	5.250%, 10/02/06	27,200,000
4,900,000	Lehman Brothers
	Repurchase Agreement
	5.330%, 10/02/06	4,900,000
		32,100,000
	U.S. Government Agency Issues - 0.07%
500,000	FNMA
	0.000%	481,731
	Total Short Term Investments
	(Cost $44,009,337)	44,006,696

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 32.60%
	COMMERCIAL PAPER - 14.27%
$ 9,731,456	Antalis Funding,
	5.31%, 10/06/06 (c) (d) $	9,721,428
4,865,728	CCN Independence IV LLC,
	5.46%, 04/16/07 (c)	4,865,728
9,488,170	Chesham Finance LLC,
	5.43%, 10/02/06 (c) (d)	9,483,875
3,288,015	Concord Minutemen Capital Co.,
	5.32%, 10/10/06 (c)	3,288,015
4,622,442	Concord Minutemen Capital Co.,
	5.33%, 10/10/06 (c)	4,622,442
7,298,592	Duke Funding,
	5.31%, 12/06/06 (c)	7,298,592
9,244,883	Fenway Funding LLC,
	5.32%, 10/02/06 (c) (d)	9,212,218
1,459,718	Fenway Funding LLC,
	5.41%, 10/02/06 (c) (d)	1,459,060
8,758,310	Laguna Corp.,
	5.34%, 10/23/06 (c) (d)	8,716,970
5,595,587	Lakeside Funding LLC,
	5.33%, 10/10/06 (c)	5,595,587
8,271,738	Mortgage Interest Networking Trust,
	5.35%, 10/26/06 (c) (d)	8,237,447
3,649,295	Ocala Funding,
	5.34%, 10/26/06 (c) (d)	3,627,227
3,406,010	Rams Funding LLC,
	5.32%, 10/06/06 (c) (d)	3,393,474
5,352,301	Rams Funding LLC,
	5.32%, 10/18/06 (c) (d)	5,329,449
9,244,883	Thornburg Mortgage Capital LLC,
	5.32%, 10/05/06 (c) (d)	9,206,773
	Total Commercial Paper
	(Cost $94,058,285)	94,058,285
	CORPORATE BONDS AND NOTES - 1.14%
2,432,864	Bayerische Landesbank,
	5.38%, 12/24/15	2,432,864
2,919,437	Metlife Global, 5.42%, 04/28/08	2,919,437
2,189,578	Northlake, 5.46%, 03/06/33 (c)	2,189,578
	Total Corporate Bonds and Notes
	(Cost $7,541,879)	7,541,879

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE PAYDOWN
	SECURITIES - 1.36%
$ 2,432,864	Duke Funding,
	5.06%, 10/11/06 (c)	$2,432,864
6,546,680	Leafs LLC, 5.27%, 04/20/07 (c)	6,546,680
	Total Corporate Paydown
	Securities (Cost $8,979,544)	8,979,544
Number of
Shares
	MUTUAL FUNDS - 0.03%
160,400	AIM Short Term
	Liquid Asset Fund	160,400
	Total Mutual Funds
	(Cost $160,400)	160,400
Principal
Amount
	REPURCHASE AGREEMENTS - 15.80%
$12,164,320	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $12,240,227,
	3.88%, 04/15/29)	12,164,320
48,657,280	Citigroup Global Repurchase
	Agreement, 5.43%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$53,498,724, 0.00% to 1.67%,
	09/19/09 to 03/19/45)	48,657,280
2,432,864	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$2,542,941, 6.50%, 08/31/36)	2,432,864
2,676,150	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$2,717,689, 6.00%, 09/15/36)	2,676,150
3,649,296	CS First Boston Repurchase
	Agreement, 5.39%, 10/02/06
	(Collateralized by non-U.S.
	Government debt securities, value
	$3,817,066, 5.54%, 09/11/41)	3,649,296

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$26,761,505	Merrill Lynch Repurchase
	Agreement, 5.35%, 10/02/06
	(Collateralized by Freddie Mac
	mortgage obligations, value
	$7,940,868, 6.00%, 05/15/35
	to 09/15/36)	$26,761,505
7,785,165	Morgan Stanley Repurchase
	Agreement, 5.40%, 10/02/06
	(Collateralized by U.S. Government
	Agency Issues, value $27,188,567,
	4.50% to 5.50%, 09/01/23
	to 10/01/33)	7,785,165
	Total Repurchase Agreements
	(Cost $104,126,580)	104,126,580
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $214,866,688)	214,866,688
	Total Investments
	(Cost $934,148,452) - 142.09%	936,327,868
	Liabilities in Excess of
	Other Assets - (42.09)%	(277,378,780)
	TOTAL NET
	ASSETS - 100.00%	$658,949,088

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted under Rule 144a of the Securities Act of 1933.
Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $136,116,184, 20.66% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2006.
(e)	Assigned as collateral for certain futures and options contracts.
(f)	Defaulted Security.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2006 (Unaudited)

		Market
Contracts		Value
	CALL OPTIONS
37	U.S. Treasury 10 year Note Future
	Expiration: March 2007,
	Exercise Price: $110.00	$17,344
46	U.S. Treasury 10 year Note Future
	Expiration: March 2007,
	Exercise Price: $111.00	12,937
		30,281
	PUT OPTIONS
45	U.S. Treasury 10 year Note Future
	Expiration: March 2007,
	Exercise Price: $106.00	17,578
	Total Options Written
	(Premiums received $55,641)	$47,859

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
September 30, 2006 (Unaudited)

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to	Appreciation
expiration date	be received	received/(sold)	be delivered	be delivered	(Depreciation)
11/07/06	Australian Dollars	1,419,024	U.S. Dollars	1,069,164	$12,768
11/07/06	Australian Dollars	(1,419,024)	U.S. Dollars	(1,064,268)	(7,872)
10/30/06	Brazil Real	4,744,380	U.S. Dollars	2,208,537	37,983
11/20/06	Brazil Real	2,766,847	U.S. Dollars	1,275,927	16,055
12/06/06	Brazil Real	2,777,223	U.S. Dollars	1,275,711	14,492
11/07/06	Canadian Dollars	1,093,926	U.S. Dollars	961,702	(18,383)
10/30/06	European Monetary Unit	1,107,994	U.S. Dollars	1,408,625	1,284
11/07/06	European Monetary Unit	1,097,722	U.S. Dollars	1,395,056	143
10/12/06	Mexican Pesos	45,634,600	U.S. Dollars	4,145,774	(3,432)
					$53,038

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2006 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Eurodollar 90 Day Futures	43	4,078	Mar-07	$1,729
Eurodollar 90 Day Futures	28	2,667	Mar-08	11,105
Eurodollar 90 Day Futures	75	7,124	Jun-07	22,344
Eurodollar 90 Day Futures	16	1,524	Jun-08	6,145
Eurodollar 90 Day Futures	36	3,425	Sep-07	9,878
Eurodollar 90 Day Futures	124	11,739	Dec-06	13,702
Eurodollar 90 Day Futures	28	2,666	Dec-07	10,580
U.S. Treasury 5 year Note Futures	149	15,235	Dec-06	64,036
U.S. Treasury 2 year Note Futures	456	48,117	Dec-06	311,118
U.S. Treasury 10 year Note Futures	(190)	(20,531)	Dec-06	(137,871)
U.S. Treasury Long Bond Futures	(40)	(4,496)	Dec-06	(62,687)
				$250,149

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2006 (Unaudited)

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $836,772,226,
$714,123,768, $161,639,765
and $146,001,030, respectively)[1]	$904,480,496	$795,160,512	$169,091,561	$145,698,810
Repurchase agreements (cost $114,368,781,
$123,029,968, $22,149,393
and $20,845,247, respectively)	114,368,781	123,029,968	22,149,393	20,845,247
Cash	—	3,383,896	—	—
Receivable for investment securities sold	5,826,915	3,261,458	1,784,209	28,206,297
Income receivable	474,569	1,173,143	52,915	380,033
Receivable for fund shares sold	943,618	817,542	219,793	162,412
Other assets	65,385	85,970	33,082	35,351
Total Assets	1,026,159,764	926,912,489	193,330,953	195,328,150
LIABILITIES:
Collateral on securities loaned	236,001,619	253,874,102	45,705,592	43,014,467
Payable to Investment Advisor	471,705	487,880	127,638	137,366
Payable to Custodian	126,120	—	1,213,284	23,316,432
Payable for investment securities purchased	72,924,659	6,544,003	2,534,952	1,496,349
Payable for fund shares redeemed	670,737	607,075	167,723	194,089
Payable to Trustees	1,324	1,804	1,273	1,091
Other accrued expenses	440,090	470,106	142,468	145,899
Total Liabilities	310,636,254	261,984,970	49,892,930	68,305,693
NET ASSETS	$715,523,510	$664,927,519	$143,438,023	$127,022,457

NET ASSETS CONSIST OF:
Capital stock	661,727,544	529,060,855	129,435,720	97,801,663
Unrealized appreciation/(depreciation)
on investments	67,708,270	81,036,744	7,451,796	(302,220)
Accumulated undistributed
net investment income/(loss)	(911,382)	5,511,083	(585,059)	1,922,227
Accumulated undistributed net realized gain/(loss)	(13,000,922)	49,318,837	7,135,566	27,600,787
Total Net Assets	$715,523,510	$664,927,519	$143,438,023	$127,022,457

Shares outstanding (unlimited shares
of no par value authorized)	76,786,243	52,502,599	15,101,135	8,834,657
Net asset value, offering and
redemption price per share	$9.32	$12.66	$9.50	$14.38

[1] Includes loaned securities with a market value of	$228,174,247	$244,180,949	$43,947,679	$41,212,706

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2006 (Unaudited)

		International	Real Estate	Tax-Exempt	Core Plus
		Equity	Securities	Fixed Income	Fixed Income
		Fund	Fund	Fund	Fund
ASSETS:
	Investments, at value (cost $624,212,555, $78,713,464,
	$219,606,423 and $797,921,872, respectively)[1]	$712,056,725	$115,042,413	$221,358,843	$800,101,288
	Foreign currencies (cost $582,685, $0,
	$0 and $63,569, respectively)	570,829	—	—	65,545
	Repurchase agreements (cost $24,894,823, $18,585,208,
	$0 and $136,226,580, respectively)	24,894,823	18,585,208	—	136,226,580
	Appreciation of forward foreign currency contracts	—	—	—	53,038
	Variation margin on futures contracts	—	—	—	(26,821)
	Cash	825,688	—	—	11,678,334
	Cash held at broker for futures contracts	—	—	—	518,109
	Receivable for investment securities sold	4,852,111	1,930,762	2,730,045	23,040,833
	Income receivable	1,281,139	376,618	2,830,021	5,378,335
	Receivable for fund shares sold	974,767	103,367	959,696	4,210,988
	Other assets	60,779	13,228	13,253	53,353
	Total Assets	745,516,861	136,051,596	227,891,858	981,299,582
LIABILITIES:
	Options written at value (Premium received $0, $0,
	$0 and $55,641, respectively)	—	—	—	47,859
	Collateral on securities loaned	51,370,823	38,350,847	—	214,866,688
	Payable to Investment Advisor	527,197	81,915	155,526	404,700
	Payable to Custodian	—	5,588	188,672	—
	Payable for investment securities purchased	4,041,194	1,591,964	7,820,120	105,927,363
	Payable for fund shares redeemed	650,214	76,350	126,430	595,536
	Payable to Trustees	2,854	393	889	2,184
	Other accrued expenses	511,344	81,570	174,090	506,164
	Total Liabilities	57,103,626	40,188,627	8,465,727	322,350,494
NET ASSETS		$688,413,235	$95,862,969	$219,426,131	$658,949,088

NET ASSETS CONSIST OF:
	Capital stock	529,481,412	55,424,656	218,542,896	664,971,079
	Unrealized appreciation on:
	Investments	87,844,170	35,605,666	1,752,420	2,179,416
	Written options	—	—	—	7,782
	Foreign currencies	(11,856)	—	—	16,642
	Futures contracts	—	—	—	250,149
	Forward currency exchange contracts	—	—	—	53,038
	Accumulated undistributed net investment income/(loss)	3,508,948	1,295,171	45,988	(43,386)
	Accumulated undistributed net realized gain/(loss)	67,590,561	3,537,476	(915,173)	(8,485,632)
	Total Net Assets	$688,413,235	$95,862,969	$219,426,131	$658,949,088

	Shares outstanding (unlimited shares
	of no par value authorized)	48,196,311	4,819,800	20,075,583	71,451,952
	Net asset value, offering and
	redemption price per share	$14.28	$19.89	$10.93	$9.22

1	Includes loaned securities with a market value of	$49,144,483	$37,273,443	$—	$210,192,159

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2006 (Unaudited)

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $,0
$0 and $3,084, respectively)	$2,699,933	$6,981,605	$608,742	$3,068,963
Interest income	466,777	439,352	88,439	103,564
Total investment income	3,166,710	7,420,957	697,181	3,172,527
EXPENSES:
Investment advisory fees	2,892,771	2,913,781	865,756	880,155
Distribution (12b-1) fees	785,004	793,229	227,830	225,208
Federal and state registration fees	58,497	54,050	35,773	33,496
Custody fees	43,550	51,249	22,715	15,142
Audit fees	16,109	16,311	13,903	13,988
Shareholder servicing fees	157,001	158,646	45,566	45,041
Fund accounting fees	35,492	36,094	16,868	10,694
Administration fees	105,913	107,939	32,892	32,101
Transfer agent fees and expenses	10,764	11,062	7,613	7,464
Reports to shareholders	13,273	14,326	19,888	7,483
Directors’ fees and expenses	14,081	15,361	5,200	5,121
Legal fees	39,928	44,089	15,012	14,727
Insurance fees	9,711	10,316	2,810	2,516
Payroll expense	5,673	5,307	1,464	1,464
Total expenses before fee waivers
and/or expense reimbursements	4,187,767	4,231,760	1,313,290	1,294,600
Less securities lending credit (See Note 7)	(78,236)	(199,209)	(31,050)	(44,300)
Expenses recaptured by the Advisor (See Note 4)	—	—	—	—
Net expenses	4,109,531	4,032,551	1,282,240	1,250,300
Net investment income/(loss)	(942,821)	3,388,406	(585,059)	1,922,227
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(29,555,743)	12,668,962	1,789,950	23,410,173
Net change in unrealized
appreciation/(depreciation) on investments	(9,951,040)	30,371,218	(23,170,285)	(26,315,002)
Net realized and unrealized gains/(losses)	(39,506,783)	43,040,180	(21,380,335)	(2,904,829)
NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(40,449,604)	$46,428,586	$(21,965,394)	$(982,602)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2006 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of
$1,353,384, $1,824, $0 and $0, respectively)	$11,641,741	$1,424,142	$—	$49,446
Interest income	(119,776)	47,228	4,004,034	17,143,338
Total investment income	11,521,965	1,471,370	4,004,034	17,192,784
EXPENSES:
Investment advisory fees	3,116,153	415,422	862,081	2,396,107
Distribution (12b-1) fees	832,217	109,321	269,400	802,622
Federal and state registration fees	83,057	29,996	32,987	68,149
Custody fees	159,163	7,458	10,094	59,131
Audit fees	13,814	13,092	13,626	26,091
Shareholder servicing fees	166,443	21,864	53,880	160,524
Fund accounting fees	41,761	3,820	12,360	50,465
Administration fees	113,371	14,832	37,559	106,525
Transfer agent fees and expenses	10,969	6,992	7,671	11,442
Reports to shareholders	17,086	3,714	4,754	12,363
Directors’ fees and expenses	18,387	2,778	5,480	15,700
Legal fees	52,408	8,531	14,959	44,261
Insurance fees	8,107	1,211	2,911	9,316
Payroll expense	4,392	549	1,464	2,651
Total expenses before Advisor reimbursement	4,637,328	639,580	1,329,226	3,765,347
Less securities lending credit (See Note 7)	(85,888)	(12,050)	—	(97,148)
Expenses recaptured/(reimbursed and/or waived)
by the Advisor (See Note 4)	—	24,026	60,879	—
Net expenses	4,551,440	651,556	1,390,105	3,668,199
Net investment income	6,970,525	819,814	2,613,929	13,524,585

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2006 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	$34,681,428	$3,145,396	$(625,409)	$(2,161,846)
Written options	—	—	—	(34,702)
Foreign currencies	27,607	—	—	(1,348)
Futures contracts	—	—	—	(397,725)
Swap contracts	—	—	—	—
Forward currency contracts	—	—	—	(281,910)
Total	34,709,035	3,145,396	(625,409)	(2,877,531)
Net change in unrealized appreciation/(depreciation) on:
Investments	(30,679,742)	2,528,420	3,862,398	10,658,440
Written options	—	—	—	(23,189)
Foreign currencies	(11,148)	—	—	6,990
Futures contracts	—	—	—	686,240
Forward currency contracts	—	—	—	(88,868)
Total	(30,690,890)	2,528,420	3,862,398	11,239,613
Net realized and unrealized gain	4,018,145	5,673,816	3,236,989	8,362,082
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$10,988,670	$6,493,630	$5,850,918	$21,886,667

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2006	2006	2006	2006
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(942,821)	$(1,681,971)	$3,388,406	$4,342,091
Net realized gain/(loss) on investment transactions	(29,555,743)	29,183,549	12,668,962	43,143,883
Change in unrealized appreciation/(depreciation)
on investments	(9,951,040)	20,178,486	30,371,218	96,089
Net increase/(decrease) in net assets
resulting from operations	(40,449,604)	47,680,064	46,428,586	47,582,063
CAPITAL SHARE TRANSACTIONS:
Shares sold	210,755,578	201,714,521	113,010,127	204,871,407
Shares issued to holders in reinvestment of dividends	—	—	—	10,739,626
Shares redeemed	(108,704,002)	(165,944,592)	(154,641,177)	(154,900,921)
Net increase/(decrease)	102,051,576	35,769,929	(41,631,050)	60,710,112
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	(4,087,194)
From net realized gains	—	—	—	(14,924,573)
Total dividends and distributions	—	—	—	(19,011,767)

INCREASE IN NET ASSETS	61,601,972	83,449,993	4,797,536	89,280,408

NET ASSETS:
Beginning of period	653,921,538	570,471,545	660,129,983	570,849,575
End of period (including undistributed net
investment income/(loss) of $(2,591,406),
$31,439, $5,511,083 and $2,122,677, respectively)	$715,523,510	$653,921,538	$664,927,519	$660,129,983

CHANGES IN SHARES OUTSTANDING
Shares sold	22,781,381	20,603,043	9,397,001	17,813,559
Shares issued to holders in reinvestment of dividends	—	—	—	950,409
Shares redeemed	(11,726,749)	(16,889,797)	(13,004,000)	(13,439,287)
Net increase/(decrease)	11,054,632	3,713,246	(3,606,999)	5,324,681

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2006	2006	2006	2006
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income/(loss)	$(585,059)	$(1,179,169)	$1,922,227	$(519,346)
Net realized gain on investment transactions	1,789,950	19,762,867	23,410,173	9,303,736
Change in unrealized appreciation/(depreciation)
on investments	(23,170,285)	17,742,682	(26,315,002)	9,808,704
Net increase/(decrease) in net assets
resulting from operations	(21,965,394)	36,326,380	(982,602)	18,593,094
CAPITAL SHARE TRANSACTIONS:
Shares sold	37,371,705	87,369,505	33,447,034	76,154,464
Shares issued to holders in reinvestment of dividends	—	8,284,613	—	5,793,390
Shares redeemed	(87,483,276)	(49,433,823)	(91,031,655)	(34,523,553)
Net increase/(decrease)	(50,111,571)	46,220,295	(57,584,621)	47,424,301
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	—
From net realized gains	—	(15,602,948)	—	(11,531,340)
Total dividends and distributions	—	(15,602,948)	—	(11,531,340)

INCREASE/(DECREASE) IN NET ASSETS	(72,076,965)	66,943,727	(58,567,223)	54,486,055

NET ASSETS:
Beginning of period	215,514,988	148,571,261	185,589,680	131,103,625
End of period (including undistributed net
investment income/(loss) of $(1,754,109), $0,
$1,523,054 and $0, respectively)	$143,438,023	$215,514,988	$127,022,457	$185,589,680

CHANGES IN SHARES OUTSTANDING
Shares sold	3,852,483	8,833,116	2,361,363	5,462,863
Shares issued to holders in reinvestment of dividends	—	871,148	—	430,415
Shares redeemed	(9,087,742)	(4,914,137)	(6,403,373)	(2,456,339)
Net increase/(decrease)	(5,235,259)	4,790,127	(4,042,010)	3,436,939

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2006	2006	2006	2006
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income/(loss)	$6,970,525	$(440,315)	$819,814	$1,447,841
Net realized gain on investment transactions	34,709,035	48,785,883	3,145,396	2,991,291
Change in unrealized appreciation/(depreciation)
on investments	(30,690,890)	82,799,085	2,528,420	11,445,981
Net increase in net assets
resulting from operations	10,988,670	131,144,653	6,493,630	15,885,113
CAPITAL SHARE TRANSACTIONS:
Shares sold	187,730,038	216,783,941	26,292,751	43,135,447
Shares issued to holders in reinvestment of dividends	—	23,536,325	—	5,420,394
Shares redeemed	(122,593,691)	(130,180,681)	(26,539,458)	(40,092,104)
Net increase/(decrease)	65,136,347	110,139,585	(246,707)	8,463,737
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	(5,758,870)	—	(1,276,459)
From net realized gains	—	(36,222,721)	—	(8,500,223)
Total dividends and distributions	—	(41,981,591)	—	(9,776,682)

INCREASE IN NET ASSETS	76,125,017	199,302,647	6,246,923	14,572,168

NET ASSETS:
Beginning of period	612,288,218	412,985,571	89,616,046	75,043,878
End of period (including undistributed net
investment income/(loss) of $3,460,527,
$(3,461,577), $1,474,059 and $0, respectively)	$688,413,235	$612,288,218	$95,862,969	$89,616,046

CHANGES IN SHARES OUTSTANDING
Shares sold	13,552,558	16,753,013	1,433,334	2,485,087
Shares issued to holders in reinvestment of dividends	—	1,847,435	—	337,719
Shares redeemed	(8,892,646)	(10,092,590)	(1,467,460)	(2,304,689)
Net increase/(decrease)	4,659,912	8,507,858	(34,126)	518,117

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed		Core Plus Fixed
	Income Fund		Income Fund
	Period	Year	Period	Year
	Ended	Ended	Ended	Ended
	September 30,	March 31,	September 30,	March 31,
	2006	2006	2006	2006
	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$2,613,929	$3,045,600	$13,524,585	$15,278,611
Net realized loss on investment transactions	(625,409)	(67,861)	(2,877,531)	(5,465,080)
Change in unrealized appreciation/(depreciation)
on investments	3,862,398	(4,156,643)	11,239,613	(12,502,266)
Net increase/(decrease) in net assets
resulting from operations	5,850,918	(1,178,904)	21,886,667	(2,688,735)
CAPITAL SHARE TRANSACTIONS:
Shares sold	48,171,399	99,145,899	170,847,535	305,567,156
Shares issued to holders in reinvestment of dividends	1,275,897	1,639,001	7,015,774	48,529,614
Shares redeemed	(46,460,854)	(40,924,483)	(140,318,665)	(157,120,055)
Net increase	2,986,442	59,860,417	37,544,644	196,976,715
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(2,581,427)	(3,056,168)	(13,323,656)	(10,056,865)
From net realized gains	—	—	—	(10,241,890)
Return of Capital	—	—	—	(69,195,594)
Total dividends and distributions	(2,581,427)	(3,056,168)	(13,323,656)	(89,494,349)

INCREASE IN NET ASSETS	6,255,933	55,625,345	46,107,655	104,793,631

NET ASSETS:
Beginning of period	213,170,198	157,544,853	612,841,433	508,047,802
End of period (including undistributed net
investment income/(loss) of $45,988, $13,486,
$(43,386) and $(244,315), respectively)	$219,426,131	$213,170,198	$658,949,088	$612,841,433

CHANGES IN SHARES OUTSTANDING
Shares sold	4,463,134	9,097,399	18,790,970	30,579,856
Shares issued to holders in reinvestment of dividends	118,065	151,237	772,128	5,224,186
Shares redeemed	(4,306,638)	(3,759,123)	(15,392,822)	(15,879,856)
Net increase	274,561	5,489,513	4,170,276	19,924,186

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period	$9.95	$9.20	$9.16	$7.59	$7.28	$10.00

Income from investment operations:
Net investment loss	(0.01)	(0.03)	(0.03)	(0.04)	—	(0.04)
Net realized and unrealized
gains/(losses) on investments	(0.62)	0.78	0.07	1.61	0.31	(2.68)
Total from investment operations	(0.63)	0.75	0.04	1.57	0.31	(2.72)

Less distributions:
Dividends from
net investment income	—	—	—	—	—	—
Dividends from
net realized gains	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—

Net asset value, end of period $	9.32	$9.95	$9.20	$9.16	$7.59	$7.28

Total return	-6.33%(1)	8.15%(1)	0.44%	20.69%	4.26%	-27.20%
Supplemental data and ratios:
Net assets, end of period	$715,523,510	$653,921,538	$570,471,545	$344,452,770	$118,363,326	$49,664,714

Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.33%(2)	1.35%(2)	1.39%	1.51%	1.63%	1.75%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.31%(2)	1.32%(2)	1.37%	1.49%	1.49%	1.49%

Ratio of net investment
income/(loss) to average net assets
Before Expense Reimbursement,
including Recapture	-0.32%(2)	-0.38%(2)	-0.41%	-0.83%	-0.84%	-1.19%
After Expense
Reimbursement/Recapture	-0.30%(2)	-0.35%(2)	-0.39%	-0.81%	-0.70%	-0.93%

Portfolio turnover rate	57.72%	72.34%	21.63%	24.66%	30.47%	82.84%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period $	11.77	$11.24	$10.96	$8.78	$9.20	$10.00

Income from investment operations:
Net investment income	0.07	0.07	0.07	0.03(3)	0.04(3)	0.05
Net realized and unrealized
gains/(losses) on investments	0.82	0.79	0.56	2.17(3)	(0.41)(3)	(0.82)
Total from investment operations	0.89	0.86	0.63	2.20	(0.37)	(0.77)

Less distributions:
Dividends from
net investment income	—	(0.07)	(0.05)	(0.02)	(0.04)	(0.03)
Dividends from
net realized gains	—	(0.26)	(0.30)	—	(0.01)	—
Total distributions	—	(0.33)	(0.35)	(0.02)	(0.05)	(0.03)

Net asset value, end of period $	12.66	$11.77	$11.24	$10.96	$8.78	$9.20

Total return	7.56%(1)	7.85%(1)	5.69%	25.12%	-3.89%	-7.76%
Supplemental data and ratios:
Net assets, end of period	$664,927,519	$660,129,983	$570,849,575	$340,186,439	$117,847,247	$53,317,327

Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.33%(2)	1.36%(2)	1.38%	1.51%	1.61%	1.78%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.27%(2)	1.30%(2)	1.33%	1.49%	1.49%	1.49%

Ratio of net investment
income/(loss) to average net assets
Before Expense Reimbursement,
including Recapture	1.01%(2)	0.86%(2)	0.67%	0.47%	0.56%	0.28%
After Expense
Reimbursement/Recapture	1.07%(2)	0.92%(2)	0.72%	0.49%	0.68%	0.57%

Portfolio turnover rate	15.36%	64.61%	20.06%	26.27%	49.79%	94.61%

(1) Not Annualized.
(2) Annualized.
(3)	As restated. See Note 2 of Notes to Financial Statements.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period $	10.60	$9.56	$9.49	$7.64	$7.20	$10.00

Income from investment operations:
Net investment income/(loss)	(0.04)	(0.06)	(0.06)	(0.06)	—	(0.06)
Net realized and unrealized
gains/(losses) on investments	(1.06)	1.95	0.13	1.91	0.44	(2.74)
Total from investment operations	(1.10)	1.89	0.07	1.85	0.44	(2.80)

Less distributions:
Dividends from
net investment income	—	—	—	—	—	—
Dividends from
net realized gains	—	(0.85)	—	—	—	—
Total distributions	—	(0.85)	—	—	—	—

Net asset value, end of period $	9.50	$10.60	$9.56	$9.49	$7.64	$7.20

Total return	-10.38%(1)	20.82%(1)	0.74%	24.21%	6.11%	-28.00%

Supplemental data and ratios:
Net assets, end of period	$143,438,023	$215,514,988	$148,571,261	$87,189,588	$31,520,846	$12,917,171

Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.44%(2)	1.43%(2)	1.54%	1.61%	2.01%	2.30%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.41%(2)	1.38%(2)	1.50%	1.57%	1.59%	1.59%

Ratio of net investment
income/(loss) to average net assets
Before Expense Reimbursement,
including Recapture	-0.68%(2)	-0.92%(2)	-0.85%	-0.97%	-1.78%	-2.01%
After Expense
Reimbursement/Recapture	-0.65%(2)	-0.87%(2)	-0.81%	-0.93%	-1.36%	-1.30%

Portfolio turnover rate	102.75%	180.64%	99.09%	56.19%	19.02%	51.57%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period $	14.41	$13.89	$12.93	$10.13	$10.15	$10.00

Income from investment operations:
Net investment income/(loss)	0.22	(0.04)	(0.04)	(0.04)	—	(0.02)
Net realized and unrealized
gains/(losses) on investments	(0.25)	1.52	1.40	2.84	(0.02)	0.17
Total from investment operations	(0.03)	1.48	1.36	2.80	(0.02)	0.15

Less distributions:
Dividends from
net investment income	—	—	—	—	—	—
Dividends from
net realized gains	—	(0.96)	(0.40)	—	—	—
Total distributions	—	(0.96)	(0.40)	—	—	—

Net asset value, end of period $	14.38	$14.41	$13.89	$12.93	$10.13	$10.15

Total return	-0.21%(1)	11.18%(1)	10.56%	27.64%	-0.20%	1.50%

Supplemental data and ratios:
Net assets, end of period	$127,022,457	$185,589,680	$131,103,625	$98,948,678	$29,703,370	$13,311,184

Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.44%(2)	1.55%(2)	1.61%	1.66%	2.20%	2.40%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.39%(2)	1.53%(2)	1.59%	1.56%	1.59%	1.59%

Ratio of net investment income/(loss)
to average net assets
Before Expense Reimbursement,
including Recapture	2.08%(2)	-0.45%(2)	-0.32%	-0.53%	-0.97%	-1.14%
After Expense
Reimbursement/Recapture	2.13%(2)	-0.43%(2)	-0.30%	-0.43%	-0.36%	-0.33%

Portfolio turnover rate	132.16%	72.42%	92.42%	82.83%	64.32%	84.19%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period $	14.06	$11.79	$10.43	$8.22	$8.96	$10.00

Income from investment operations:
Net investment income	0.15	(0.01)	0.10	0.02(3)	0.06(3)	0.03
Net realized and unrealized
gains/(losses) on investments	0.07	3.40	1.40	2.23(3)	(0.77)(3)	(1.07)
Total from investment operations	0.22	3.39	1.50	2.25	(0.71)	(1.04)

Less distributions:
Dividends from
net investment income	—	(0.15)	(0.06)	(0.04)	(0.03)	—
Dividends from
net realized gains	—	(0.97)	(0.08)	—	—	—
Total distributions	—	(1.12)	(0.14)	(0.04)	(0.03)	—

Net asset value, end of period $	14.28	$14.06	$11.79	$10.43	$8.22	$8.96

Total return	1.56%(1)	29.75%(1)	14.37%	27.40%	-7.92%	-10.40%

Supplemental data and ratios:
Net assets, end of period	$688,413,235	$612,288,218	$412,985,571	$261,777,374	$76,915,396	$57,301,398

Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.39%(2)	1.38%(2)	1.38%	1.53%	1.60%	1.71%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.37%(2)	1.34%(2)	1.33%	1.47%	1.59%	1.59%

Ratio of net investment
income/(loss) to average net assets
Before Expense Reimbursement,
including Recapture	2.07%(2)	-0.16%(2)	1.01%	0.56%	0.97%	0.36%
After Expense
Reimbursement/Recapture	2.09%(2)	-0.12%(2)	1.06%	0.62%	0.99%	0.48%

Portfolio turnover rate	38.67%	66.98%	80.32%	60.74%	148.87%	76.83%

(1) Not Annualized.
(2) Annualized.
(3)	As restated. See Note 2 of Notes to Financial Statements.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period $	18.46	$17.31	$13.66	$11.27	$11.18	$10.00

Income from investment operations:
Net investment income(4)	0.27	0.33	0.44(3)	0.44(3)	0.45(3)	0.46(3)
Net realized and unrealized
gains/(losses) on investments(4)	1.16	3.27	4.04(3)	2.27(3)	0.05(3)	0.97(3)
Total from investment operations	1.43	3.60	4.48	2.71	0.50	1.43

Less distributions:
Dividends from
net investment income	—	(0.32)	(0.43)	(0.32)	(0.33)	(0.25)
Dividends from
net realized gains	—	(2.13)	(0.40)	—	(0.08)	—
Total distributions	—	(2.45)	(0.83)	(0.32)	(0.41)	(0.25)

Net asset value, end of period $	19.89	$18.46	$17.31	$13.66	$11.27	$11.18

Total return	7.75%(1)	22.94%(1)	33.22%	24.24%	4.87%	14.60%

Supplemental data and ratios:
Net assets, end of period $	95,862,969	$89,616,046	$75,043,878	$79,795,852	$26,188,608	$14,186,721
Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.52%(2)	1.51%(2)	1.51%	1.56%	2.02%	2.28%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.49%(2)	1.49%(2)	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income
to average net assets
Before Expense Reimbursement,
including Recapture	1.85%(2)	2.46%(2)	2.83%(3)	3.35%(3)	3.80%(3)	3.72%(3)
After Expense
Reimbursement/Recapture	1.88%(2)	2.48%(2)	2.85%(3)	3.41%(3)	4.33%(3)	4.51%(3)

Portfolio turnover rate	20.32%	41.09%	77.64%	24.30%	28.71%	68.04%

(1) Not Annualized.
(2) Annualized.
(3)	As restated. See Note 2 of Notes to Financial Statements.
(4)	Calculated using the average shares outstanding method.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period $	10.77	$11.01	$10.75	$11.05	$10.46	$10.00

Income from investment operations:
Net investment income	0.13	0.17	0.20	0.17	0.22	0.18
Net realized and unrealized
gains/(losses) on investments	0.16	(0.24)	0.26	(0.28)	0.59	0.46
Total from investment operations	0.29	(0.07)	0.46	(0.11)	0.81	0.64

Less distributions:
Dividends from
net investment income	(0.13)	(0.17)	(0.20)	(0.17)	(0.22)	(0.18)
Dividends from
net realized gains	—	—	—	(0.02)	—	—
Total distributions	(0.13)	(0.17)	(0.20)	(0.19)	(0.22)	(0.18)

Net asset value, end of period $	10.93	$10.77	$11.01	$10.75	$11.05	$10.46

Total return	2.70%(1)	-0.64%(1)	4.29%	-1.01%	7.78%	6.47%

Supplemental data and ratios:
Net assets, end of period	$219,426,131	$213,170,198	$157,544,853	$80,301,556	$26,100,100	$14,088,545
Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.29%(2)	1.29%(2)	1.33%	1.41%	1.82%	2.28%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.29%(2)	1.29%(2)	1.29%	1.29%	1.29%	1.29%

Ratio of net investment
income to average net assets
Before Expense Reimbursement,
including Recapture	2.43%(2)	2.15%(2)	1.90%	1.65%	1.66%	1.42%
After Expense
Reimbursement/Recapture	2.43%(2)	2.15%(2)	1.94%	1.77%	2.19%	2.41%

Portfolio turnover rate	28.34%	14.61%	30.05%	18.90%	19.18%	11.02%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	June 30,	June 30,	June 30,	June 30,
	2006	2006	2005	2004	2003	2002
	(Unaudited)
Per share data for a share of capital
stock outstanding for the entire
period and selected information
for the period are as follows:
Net asset value,
beginning of period $	9.11	$10.73	$10.38	$10.71	$10.15	$10.00

Income from investment operations:
Net investment income	0.19	0.34	0.25	0.36	0.48	0.45
Net realized and unrealized
gains/(losses) on investments	0.11	(0.39)	0.41	(0.34)	0.56	0.15
Total from investment operations	0.30	(0.05)	0.66	0.02	1.04	0.60

Less distributions:
Dividends from
net investment income	(0.19)	(0.26)	(0.27)	(0.35)	(0.48)	(0.45)
Dividends from
net realized gains	—	(0.08)	(0.04)	—	—	—
Return of Capital	—	(1.23)	—	—	—	—
Total distributions	(0.19)	(1.57)	(0.31)	(0.35)	(0.48)	(0.45)

Net asset value, end of period $	9.22	$9.11	$10.73	$10.38	$10.71	$10.15

Total return	3.32%(1)	-0.48%(1)	6.47%	0.21%	10.47%	6.03%

Supplemental data and ratios:
Net assets, end of period	$658,949,088	$612,841,433	$508,047,802	$284,788,044	$110,280,032	$52,817,274

Ratio of expenses
to average net assets
Before Expense Reimbursement,
including Recapture	1.17%(2)	1.19%(2)	1.24%	1.29%	1.41%	1.62%
After Expense Reimbursement/
Recapture and Securities
Lending Credit	1.14%(2)	1.16%(2)	1.20%	1.29%	1.29%	1.29%

Ratio of net investment
income to average net assets
Before Expense Reimbursement,
including Recapture	4.18%(2)	3.43%(2)	2.51%	3.71%	4.69%	5.04%
After Expense
Reimbursement/Recapture	4.21%(2)	3.47%(2)	2.55%	3.71%	4.81%	5.37%

Portfolio turnover rate	153.62%	261.52%	471.24%	11.82%	52.99%	39.01%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2006 (Unaudited)

1.	Organization
AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight non-diversified funds (the “Funds”): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.	Restatement
In preparing the 2006 financial statements of the AssetMark Real Estate Securities Fund, management determined that it had misclassified returns of capital on distributions received from REIT securities held in the fund portfolio in prior years by recording them as income rather than as an adjustment to the cost of the security. This misclassification had no impact on amounts previously reported for net asset value, distributions paid, amounts of income reported to shareholders, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. These financial statements have been restated to reclassify amounts reported for net investment income, net realized gain and change in unrealized appreciation on investments in the Statement of Changes in Net Assets for the year ended June 30, 2005, and for the net investment income per share, net realized and unrealized gain/(loss) on investments per share, the ratio of net investment income to average net assets, and the ratio of net investment income before securities lending credit, including recapture to average net assets after expense reimbursement recapture for the years ended prior to March 31, 2006 in the Financial Highlights.

The amounts before and after the restatement for the AssetMark Real Estate Securities Fund are shown in the table below:

	As originally
	reported	Restated
Statement of Changes in Net Assets -
Year Ended June 30, 2005
Net investment income	$3,134,928	$2,560,035
Net realized gain
on investments	8,401,087	8,797,252
Change in unrealized
appreciation on
Investments	10,600,077	10,778,805
Net increase in net assets
from operations	22,136,092	22,136,092
Undistributed net
investment income	—	(261,161)

		As originally
		reported	Restated
Per Share Financial Highlights -
Net investment income:	2005	0.59	0.44
	2004	0.56	0.44
	2003	0.56	0.45
	2002	0.46	0.46
Net realized and
unrealized gain/(loss)
on investments:	2005	3.89	4.04
	2004	2.15	2.27
	2003	(0.06)	0.05
	2002	0.97	0.97
Ratio of net investment
income before securities
lending credit, including
recapture to average
net assets:	2005	3.47%	2.83%
	2004	4.14%	3.35%
	2003	4.61%	3.80%
	2002	4.36%	3.72%
Ratio of net investment
income after expense
reimbursement/recapture
to average net assets:	2005	3.49%	2.85%
	2004	4.20%	3.41%
	2003	5.14%	4.33%
	2002	5.15%	4.51%

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

For the AssetMark Large Cap Value Fund and the AssetMark International Equity Fund, certain per share amounts related to net investment income and net realized and unrealized gains/losses on investments for the years ended 2004 and 2003 have been revised to properly correct for a mathematical error.

As originally reported for the AssetMark Large Cap Value Fund, the net investment income amounts per share were $0.05 and $0.06 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.15 and $(0.43) for 2004 and 2003, respectively. As restated, the net investment income amounts per share were $0.03 and $0.04 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.17 and $(0.41) for 2004 and 2003, respectively.

As originally reported for the AssetMark International Equity Fund, the net investment income amounts per share were $0.08 and $0.09 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.17 and $(0.80) for 2004 and 2003, respectively. As restated, the net investment income amounts per share were $0.02 and $0.06 for 2004 and 2003, respectively, and the net realized and unrealized gains/losses on investments amounts per share were $2.23 and $(0.77) for 2004 and 2003, respectively.

This correction has no impact to the Funds’ net assets or total results from operations.

3.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation
Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADR’s are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a fund calculates net asset value will be valued at their fair market value as determined by the Valuation Committee.

(b)	Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the period ended September 30, 2006.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

For all funds engaged in securities lending, portions of cash collateral for securities on loan were invested in repurchase agreements at September 30, 2006.

(c)	Federal Income Taxes
The Funds intend to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)	Expenses
Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)
Security Transactions and Income Recognition Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(h)	Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)	Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps and may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.

As of September 30, 2006, the Core Plus Fixed Income Fund has entered into written call and put options, for which sufficient collateral was set aside, as disclosed in the schedule of investments.

Futures
Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Futures contracts are valued at the daily quoted settlement prices.

As of September 30, 2006, the Core Plus Fixed Income Fund has entered into futures contracts, as disclosed in the Schedule of Open Futures Contracts.

Swaps
Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the swap.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

The Funds had no open or outstanding swap contracts as of September 30, 2006.

(j)	Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(k)	Restricted Securities
A restricted security generally is subject to restrictions on resale without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund.

(l)	Short Sales
Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(m)	Trustee Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $32,000 per year and $3,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Telephonic meeting fees are determined according to length of the meeting as follows: $1,500 for one to two hours, $2,000 for two to three hours and $3,500 for three hours or longer. The interested persons who serve as Trustees of the Trust receive no compensation for their service as Trustees.

(n)	New Accounting Pronouncements
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48
- Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

4.	Investment Advisor
The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain breakpoints in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.

The Advisor has agreed to waive, through July 31, 2007, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	6/30/07	6/30/08	6/30/09
Real Estate
Securities Fund	$8,654	—	$10,272
Tax-Exempt Fixed
Income Fund	22,250	$41,084	1,017

As of September 30, 2006, the Real Estate Securities Fund and Tax-Exempt Fixed Income Fund are recouping waived or reimbursed expenses. As of September 30, 2006, the Large Cap Growth Fund, Large Cap Value Fund, Small/MidCap Growth Fund, Small/MidCap Value Fund, International Equity Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waived or reimbursed expenses.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund’s average daily net assets.

5.	Distribution Plan
The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

6.	Service and Custody Agreements
The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

7.	Securities Lending
Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, 65% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining 35% of the net securities lending revenues generated under the agreement. Prior to June 1, 2004, the allocation rate was 60% for the Fund and 40% for the Custodian.

As of September 30, 2006, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

As of September 30, 2006, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral
Large Cap Growth Fund	$228,174,247	$236,001,619
Large Cap Value Fund	244,180,949	253,874,102
Small/Mid Cap
Growth Fund	43,947,679	45,705,592
Small/Mid Cap
Value Fund	41,212,706	43,014,467
International
Equity Fund	49,144,483	51,370,823
Real Estate
Securities Fund	37,273,443	38,350,847
Core Plus Fixed
Income Fund	210,192,159	214,866,688

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the year ended September 30, 2006 are summarized below.

	Purchases	Sales
Large Cap
Growth Fund	$454,840,872	$361,071,782
Large Cap
Value Fund	95,387,186	139,532,991
Small/Mid Cap
Growth Fund	182,796,832	233,169,769
Small/Mid Cap
Value Fund	224,652,832	272,956,290
International
Equity Fund	330,186,005	252,304,319
Real Estate
Securities Fund	18,579,485	17,510,007
Tax-Exempt Fixed
Income Fund	67,414,471	57,772,838
Core Plus Fixed
Income Fund*	922,712,286	904,825,632
* Included in these amounts were $164,013,686 of purchases and $189,644,658 of sales of U.S. Government Securities.

9.	Option Contracts Written
The premium amount and number of option contracts written during the period ended September 30, 2006 in the AssetMark Core Plus Fixed Income Fund, were as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

	Amount of	Number of
	Premiums	Contracts
Outstanding at 03/31/06	$(100,174)	(2,399)
Options written	(233,758)	(853)
Options expired	340	2
Options exercised	—	—
Options closed	277,951	3,122
Outstanding at 09/30/06	$(55,641)	(128)

10.	Other Tax Information
The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

Capital losses expiring:
	3/31/12	3/31/13
Large Cap Growth Fund	—	—
Large Cap Value Fund	—	—
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	—	—
International
Equity Fund	—	—
Real Estate
Securities Fund	—	—
Tax-Exempt Fixed
Income Fund	$(16,163)	$(128,240)
Core Plus Fixed
Income Fund	—	—
3/31/14
Large Cap Growth Fund		—
Large Cap Value Fund		—
Small/Mid Cap Growth Fund		—
Small/Mid Cap Value Fund		—
International Equity Fund		—
Real Estate Securities Fund		—
Tax-Exempt Fixed Income Fund		$(10,395)
Core Plus Fixed Income Fund		(2,286,685)

The Large Cap Growth Fund utilized $11,003,641 of prior year capital loss carryover in the current year.

Additionally, at March 31, 2006, the Funds deferred on a tax basis post-October losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
International Equity Fund	$163,218
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	134,966
Core Plus Fixed Income Fund	3,792,204

The tax components of distributions paid during the fiscal years ended March 31, 2006 and June 30, 2005 are as follows:

	Year Ended March 31, 2006
	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital
Large Cap
Growth Fund	—	—	—
Large Cap
Value Fund	$11,863,655	$7,148,112	$—
Small/Mid
Cap Growth
Fund	4,714,801	10,888,147	—
Small/Mid
Cap Value
Fund	3,728,475	7,802,865	—
International
Equity Fund	22,611,018	19,370,573	—
Real Estate
Securities
Fund(1)	2,486,920	7,289,762	—
Tax-Exempt
Fixed Income
Fund (2)	3,056,168	—	—
Core Plus Fixed
Income Fund	19,005,741	1,293,014	69,195,594
(1) After calendar year-end, REITs and other Real Estate Companies can and often do change the category (e.g. ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which could result at that time in the Fund’s also having to re-categorize some of the distributions it made to its stockholders. These would be reflected in your annual Form 1099, together with other tax information.
(2) Contains $3,056,168 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

	June 30, 2005
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions
Large Cap
Growth Fund	—	—
Large Cap
Value Fund	$8,777,820	$5,423,413
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	2,534,052	1,353,344
International
Equity Fund	1,968,196	2,524,840
Real Estate
Securities Fund	4,018,059	1,154,347
Tax-Exempt Fixed
Income Fund	2,109,378*	—
Core Plus Fixed
Income Fund	10,299,353	1,476,782
* Contains $2,109,378 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2006 (Unaudited)

At March 31, 2006 the components of accumulated earnings/losses on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Growth	Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of
investments	$805,138,949	$872,084,135	$262,257, 201	$222,649, 237	$616,457,358	$93,416,288	$213,390,572	$890,318,269
Gross
unrealized
appreciation	93,614,073	76,674,055	34,318,055	30,190,823	125,098,040	33,172,317	385,564	3,013,495
Gross
unrealized
depreciation	(18,034,953)	(27,342,774)	(4,119,123)	(5,384,557)	(13,627,732)	(1,062,552)	(2,495,542)	(11,591,377)
Net unrealized
appreciation/
depreciation	$75,579,120	$49,331,281	$30,198,932	$24,806,266	$111,470,308	$32,109,765	$(2,109,978)	$(8,577,882)

Undistributed
tax-exempt
ordinary
income	$—	$—	$—	$—	$—	$—	$589,486	$—
Undistributed
ordinary
income	—	5,674,801	5,361,513	2,379,293	18,254,474	—	—	—
Undistributed
long-term
capital gain	18,667,606	34,431,996	417,478	3,017,837	18,398,288	1,834,918	—	—
Total
distributable
earnings	$18,667,606	$40,106,797	$5,778,991	$5,397,130	$36,652,762	$1,834,918	$589,486	$—

Other
accumulated
losses	$(1,156)	$—	$(10,226)	$—	$(179,917)	$—	$(865,764)	$(6,007,120)
Total
accumulated
earnings/
(losses)	$94,245,570	$89,438,078	$35,967,697	$30,203,396	$147,943,153	$33,944,683	$(2,386,256)	$(14,585,002)

AssetMark Funds
ADDITIONAL INFORMATION
September 30, 2006 (Unaudited)

1.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)
At a meeting held on May 2, 2006, the Board of Trustees of AssetMark Funds (the “Trust”) conducted its annual review and consideration of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between AssetMark Investment Services, Inc. (“AssetMark”) and the Trust, on behalf of each of the AssetMark Funds (each, a “Fund”). The Board also considered the renewal of a number of sub-advisory agreements (each, a “Sub-Advisory Agreement”) for the Funds, as well as the approval of new sub-advisory agreements with two new sub-advisors: Delaware Management Company (“Delaware”) and Nuveen Asset Management (“Nuveen”). The Board, including all of the independent Trustees, unanimously determined to renew or approve all of the agreements.
In addition, on June 29, 2006, it was announced that AssetMark, AssetMark Capital Corporation and Genworth Financial, Inc. (“Genworth”) had entered into an agreement (the “Transaction”) pursuant to which each AssetMark entity was to be merged into a corresponding newly created subsidiary of Genworth. The Transaction constituted an “assignment” of the Advisory Agreement and each Sub-Advisory Agreement and, by their terms, resulted in their automatic termination. In order to permit AssetMark and each sub-advisor to continue to provide investment advisory services to the Funds following the Transaction, the Board considered and approved a new Investment Advisory Agreement (the “New Advisory Agreement”) and new Sub-Advisory Agreements (each, a “New Sub-Advisory Agreement”) for the Funds. The Board approved the New Advisory Agreement and the New Sub-Advisory Agreements at a meeting held on June 29, 2006.
The material terms of the New Advisory Agreement are substantially identical to those of the Advisory Agreement; and the material terms of each New Sub-Advisory Agreement are substantially identical to those of the Sub-Advisory Agreement that it superseded. The Advisory Agreement, New Advisory Agreement, each Sub-Advisory Agreement and each New Sub-Advisory Agreement are collectively referred to herein as the “Agreements.” At the meeting held on June 29, 2006, the Board also approved the submission of the New Advisory Agreement to a vote of the shareholders of each Fund. Shareholders of record as of July 12, 2006 were entitled to vote on the approval of the New Advisory Agreement. The New Sub-Advisory Agreements were not submitted to a vote of shareholders, in accordance with the terms of an exemptive order that AssetMark and the Funds have received from the U.S. Securities and Exchange Commission. At the shareholder meeting, the shareholders of each Fund approved the New Advisory Agreement on behalf of their respective Fund. The transaction closed on October 21, 2006 and the New Advisory Agreement and each New Sub-Advisory Agreement became effective as of that date.
The Funds are managed using a “manager of managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of a Fund’s portfolio. Under this structure, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board of Trustees is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager of managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.
The information, the material factors considered, and the conclusions that formed the basis of the Board’s approval of each Agreement are described below. This summary describes, in the case of each Agreement, the most important, but not all, of the factors evaluated by the Board. In preparation for each meeting, the Trustees requested, received and considered information relevant to their consideration of each Agreement. In deciding to approve each Agreement, the Trustees did not identify any particular information or any single factor or conclusion that was controlling.
The Investment Advisory Agreement and the New Investment Advisory Agreement
Materials Reviewed and the Review Process
In connection with their review, assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2006 (Unaudited)

The materials provided to the Board of Trustees related to, amongother things: (a) the terms and conditions of the Advisory Agreement and the New Advisory Agreement; (b) the nature, quality and scope of the services provided by AssetMark, as well as the fees charged for such services; (c) any financial benefits enjoyed by AssetMark (in addition to fees) as a result of AssetMark’s relationship with the Funds; (d) AssetMark’s profitability in managing each Fund; (e) AssetMark’s study of economies of scale in its operations and those of the Funds and the related fee waivers (breakpoints); and (f) AssetMark’s contractual agreement to subsidize the Funds’ expenses at specific levels.
In addition, during the course of the year, the Trustees received a wide variety of materials relating to the services provided by AssetMark to the Funds, including (a) reports on the Funds’ investment performance; (b) reports on AssetMark’s deliberations and consultations regarding the evaluation of sub-advisors; (c) monitoring of the sub-advisors’ portfolio security brokerage and trading practices; (d) distribution, sales, redemptions, and shareholder services; (e) monitoring of the other service providers to the Funds; (f) compliance reports; and (g) other information relating to the nature, extent, and quality of services provided by AssetMark to the Funds.
The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering the renewal of the Agreements. The independent Trustees discussed the renewal of the Agreements in communications prior to each meeting and, during the course of the meetings, in several private sessions with independent counsel, at which no representatives of AssetMark were present.
In connection with their consideration of the New Advisory Agreement, the Trustees considered various materials related to Genworth and the Transaction, including: (i) Genworth’s response to various inquiries submitted to Genworth in connection with the Board’s consideration and approval of the New Advisory Agreement; (ii) information about Genworth’s organizational structure and personnel; (iii) Genworth’s current Form ADV; (iv) information regarding Genworth’s compliance infrastructure including, among other information, Genworth’s code of ethics and insider trading policy; (v) correspondence between Genworth and the SEC staff in connection with examinations of Genworth and certain of its affiliates conducted by the SEC staff; and (vi) an integration plan that set forth details of the anticipated integration of the AssetMark entities with Genworth.
As the Board had recently carried out its annual consideration and approval of the Advisory Agreement between AssetMark and the Trust, on behalf of each Fund at its May 2, 2006 meeting, significant portions of that analysis remained timely and relevant at the June 29, 2006 meeting. The Trustees revisited the information provided to them in connection with that approval to the extent applicable, together with the information relating to Genworth that had been provided to them prior to the June 29, 2006 Meeting.
Factors Considered
The Trustees considered and reached conclusions on a number of factors in making the decisions to renew the Agreements both for the Funds as a whole and for each Fund. These factors and conclusions are described below.
The Nature, Extent and Quality of the Services Provided by AssetMark
With respect to the nature, extent and quality of services provided by AssetMark, the Board considered the fact that, as an investment advisor operating within a manager of managers structure, AssetMark maintains a primary focus on the selection, evaluation and oversight of the Funds’ various sub-advisors and considered the Advisory Agreement and New Advisory Agreement in this context.
The Trustees considered AssetMark’s process for managing the Funds’ sub-advisors, including (a) AssetMark’s ability to work with a third-party investment consultant; (b) AssetMark’s ability to select and monitor the sub-advisors of the various Funds; and (c) AssetMark’s ability and willingness to identify instances where there may be a need to replace a sub-advisor, and to swiftly accomplish any changes. The Trustees also considered: (d) the experience, capability and integrity of AssetMark’s management and other personnel; (e) the financial position of AssetMark; (f) the quality and commitment of AssetMark’s regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (h) AssetMark’s supervision of the Funds’ third-party service providers.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2006 (Unaudited)

The Board evaluated AssetMark’s capabilities in providing the administrative and compliance services needed to support the management of the Funds. In this regard, the Board considered the information provided to them throughout the course of the year, as well as information gathered at visits the Trustees have paid to AssetMark’s offices and at regular meetings with the Trust’s Chief Compliance Officer at which she provides the Trustees with details regarding AssetMark’s compliance function. The Board also considered AssetMark’s willingness to add personnel as the Funds have grown in order to ensure that appropriate staffing levels are maintained.
In connection with their approval of the New Advisory Agreement, the Board considered the services to be provided to the Funds after the consummation of the Transaction. The Board evaluated the anticipated effects of the proposed integration with Genworth on these services and, in particular, noted the benefits that would come with size and financial stability, including the possibility of realizing further economies of scale. The Board also considered certain assurances that the Funds’ management, administration and compliance teams would retain enough control to maintain the level of services currently being provided to the Funds. The Board considered that the infrastructure that was currently in place to provide services to the Trust was expected to remain largely the same.
The Trustees referred to the analyses they had performed at their May 2, 2006 Meeting and considered how the proposed Transaction with Genworth had the potential to allow AssetMark to provide an enhanced level of service to the Funds. Both management and the independent Trustees anticipated that the acquisition by Genworth would result in competitive advantages for the AssetMark program and the Funds and other competitive benefits derived from being associated with the Genworth organization.
Based on the factors described above, among others, as well as the information provided to the Board in advance of the Meetings and throughout the past year, the Trustees concluded that the nature, extent, and quality of the services provided by AssetMark to each Fund has benefited and will continue to benefit each Fund and its shareholders.
The Investment Performance of the Funds
The Board considered the overall investment performance of the Funds, and evaluated Fund performance in the context of a manager of managers structure and the unique considerations that such a structure requires. The Board also considered that AssetMark continued to be proactive in seeking to replace and/or add sub-advisors with a view toward improving Fund performance over the long-term.
The Trustees considered whether the Funds operated within their investment objectives and styles and considered the Funds’ records of compliance with their investment restrictions. The Trustees also considered the Funds’ investment performance relative to benchmark indices. The Trustees concluded that AssetMark’s performance record in managing each of the Funds indicates that its continued management will benefit each Fund and its shareholders.
Advisory Fees and Total Expenses
The Board considered a detailed analysis of the Funds’ expenses. The Trustees compared the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider. These materials included comparisons of each Fund’s expenses to industry averages; expense ratios of sub-advised fund families; income statement data for other investment managers; and fee schedules for the Funds’ sub-advisors. The Trustees observed that the Funds’ total expenses were approximately equal to those of the group’s average, with the exception of the Tax Exempt Fixed Income Fund.
The Trustees considered the expense limitation arrangement under which AssetMark had subsidized the Funds’ expenses since inception, as well as AssetMark’s other efforts to reduce overall Fund expenses, and the Trustees considered AssetMark’s agreement to waive a portion of its advisory fee so as to pass on to shareholders a portion of the economies resulting from certain sub-advisors’ fee breakpoints.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2006 (Unaudited)

The Trustees considered each of these factors in light of the benefits to the Funds of being offered through financial professionals using AssetMark’s various investment programs. The Trustees concluded that the level of the fees charged by AssetMark to each Fund, as adjusted by the fee waiver, would continue to benefit each Fund and its shareholders.
Advisor Costs, Level of Profits and Economies of Scale
The Board also reviewed the financial information relating to AssetMark and detailing AssetMark’s profitability with respect to its management of the Funds. The Board considered the allocation methods used by AssetMark to allocate expenses to the Funds under its profitability analysis, and the individual profitability to AssetMark of each of the Funds under this methodology.
The Trustees considered AssetMark’s agreement to waive advisory fees received from the Funds to the extent necessary to reflect: (1) potential economies of scale; and (2) reductions in fees that may occur as a result of certain contractual breakpoints in the fees paid by AssetMark to sub-advisors under the relevant sub-advisory agreements.
The Trustees also considered other benefits received by AssetMark as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of AssetMark’s asset allocation investment programs and the related marketing rebates received by AssetMark.
The Trustees concluded that AssetMark’s cost structure was reasonable and that AssetMark is sharing, and would continue to share, potential economies of scale with each Fund and its shareholders, to their benefit. The Board also considered that the Transaction with Genworth had the potential to increase the assets in the Funds, thereby triggering breakpoints and lowering fees.
Conclusion
The Board members emphasized that, while the consideration of the continuance of the Funds’ investment advisory agreement is an annual exercise, the Board engages in a detailed analysis of each of these factors throughout the course of the year.
Based upon all of the foregoing factors and such other matters as were deemed relevant, the Independent Trustees concluded that each factor supported the Board’s decision to renew the Advisory Agreement for additional year and to approve the New Advisory Agreements. No single factor was determinative to the decisions of the Trustees.
The Sub-Advisory Agreements and the New Sub-Advisory Agreements
Materials Reviewed and the Review Process
In connection with their review, assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board of Trustees related to, among other things: (a) the terms and conditions of each Sub-Advisory Agreement and New Sub-Advisory Agreement; (b) the nature, quality and scope of the services provided by each sub-advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each sub-advisor’s personnel, operations, financial position and business operations; (f) information regarding each sub-advisor’s brokerage and compliance practices; and (g) information regarding each sub-advisor’s interactions with AssetMark regarding the management of the relevant Fund.
In addition, during the course of the year, the Trustees received information relating to, among other things: (a) the quantitative performance of each sub-advisor; (b) AssetMark’s evaluation, in accordance with its role as a “manager of managers,” of the nature and quality of the services provided by each sub-advisor; (c) AssetMark’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each sub-advisor, such as receipt of research from brokers, that might be a result of their position with the Funds. The Trustees considered and evaluated this information for purposes of determining whether to approve the Sub-Advisory Agreements.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2006 (Unaudited)

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda prepared by each that described the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreements and New Sub-Advisory Agreements. The independent Trustees discussed the renewal of the Sub-Advisory Agreements and the New Sub-Advisory Agreements in communications prior to the meetings and, during the course of the meetings, in several private sessions with independent counsel, at which no representatives of AssetMark or the Sub-Advisors were present.
The Board also considered that each New Sub-Advisory Agreement is substantially identical to the existing corresponding Sub-Advisory Agreement, except for the effective date and term.
Factors Considered
The Trustees considered, and reached conclusions on, a number of factors in making the decisions to renew the Sub-Advisory Agreements and New Sub-Advisory Agreements. In so doing, the Trustees considered AssetMark’s active role as a “manager of managers,” which includes, among other items, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.
Nature, Extent and Quality of Services
The Trustees considered each sub-advisor’s investment management process, including (a) the experience, capability and integrity of the sub-advisors’ management and other personnel; (b) the financial position of the sub-advisor; (c) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the sub-advisor’s brokerage practices. The Trustees concluded that the nature, extent, and quality of the services provided by each sub-advisor has benefited and will continue to benefit the relevant Fund and its shareholders.
Investment Performance
The Trustees considered whether each sub-advisor operated within its respective Fund’s investment objective and style and considered each sub-advisor’s record of compliance with applicable investment restrictions. The Trustees also considered the sub-advisors’ investment performance relative to benchmark indices. The Trustees concluded that each sub-advisor’s performance records in managing its relevant Fund indicates that its continued management will benefit the Fund and its shareholders.
Sub-Advisory Fees and Economies of Scale
The Trustees considered each sub-advisor’s fee schedule for providing services to its relevant Fund. The Trustees also considered individual reports prepared for each sub-advisor containing comparative information regarding fees. The Trustees considered that breakpoints in certain of the Sub-Advisory Agreement and New Sub-Advisory Agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders.
The Trustees considered other benefits received by each sub-advisor that might be a result of its relationship with the Funds, including the receipt of research from brokers.
Conclusions
Based on their evaluation of the relevant factors, the Board and the independent Trustees concluded that each of the factors above favored renewal of each Sub-Advisory Agreement and each new Sub-Advisory Agreement. The Board and the independent Trustees also concluded that each sub-advisory fee is reasonable; that each Fund and its shareholders have received reasonable value in return for those fees; and that renewal of each Sub-Advisory Agreement and each New Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2006 (Unaudited)

2.	Shareholder Notification of Federal Tax Status (Unaudited)
The Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 76.2 percent, 4.4 percent, 29.9 percent, 0.1 percent, 0.2 percent and 0.7 percent, respectively, of dividends declared during the fiscal year ended March 31, 2006 as dividends qualifying for the dividends received deduction available to corporate shareholders.
The Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 80.9 percent, 5.1 percent, 38.9 percent, 42.0 percent, 6.7 percent and 0.7 percent, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2006 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

3.	Foreign Tax Credit (Unaudited)
For the year ended March 31, 2006, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$130,718	$15,156
Belgium	232,314	47,284
Brazil	76,280	11,629
Britain	907,589	—
Canada	69,094	10,358
China	24,829	—
Denmark	34,347	5,152
Finland	(47)	—
France	240,975	24,272
Germany	286,715	54,468
Hong Kong	132,170	11,125
India	20,014	—
Indonesia	59,712	9,309
Israel	16,088	2,815
Italy	193,181	37,902
Japan	1,098,645	93,626
Liberia	7,950	—
Netherlands	121,159	30,290
New Zealand	407,916	—
Russia	25,424	3,814
South Korea	69,936	11,539
Spain	256,908	25,719
Switzerland	335,291	51,486
Taiwan	(1,755)	18,342
Total	$4,745,453	$464,286

4.	Core Plus Fixed Income Fund-Return of Capital
The AssetMark Core Plus Fixed Income Fund made a distribution of $1.40842 per share on December 29, 2005. It was subsequently determined that this distribution, for book purposes, consisted of $0.10127 of ordinary income, $0.08032 of gains from sale of securities, and $1.22683 of return of principal. Shareholders received a notification to clarify the actual components of the December distribution.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2006 (Unaudited)

Shareholders who hold shares in taxable accounts received an amended Form 1099-DIV for the 2005 calendar year. The tax treatment of the December distribution may differ from the book treatment used to calculate the source of the Fund’s distributions as shown above. Taxable investors should refer to amended Form 1099-DIV when filing tax returns.
Since each shareholder’s tax situation is unique, please consult your tax advisor as to the appropriate treatment of Fund distributions.

5.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees

R. Thomas DeBerry, 64	Trustee	Indefinite Term	President, DeBerry Consulting (a	8	None
c/o AssetMark		since January	a securities consulting firm) (1988-present);
Investment Services, Inc.		2001.	Director, Investment Manager Services
2300 Contra Costa			Division of Resources Trust Company
Boulevard, Suite 425			(1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 50	Trustee	Indefinite Term	Retired; President and Chief Operating	8	Trustee of
c/o AssetMark		since January	Officer, Charles Schwab Investment		Adelante
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present).
Boulevard, Suite 425
Pleasant Hill, CA 94523

Leonard H. Rossen, 74	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	8	None
c/o AssetMark		since January	consulting firm) (1999-present).
Investment Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 425
Pleasant Hill, CA 94523

Interested Trustees

Ronald Cordes*, 47	President,	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment	Chairperson,	since January	(1994-present).
2300 Contra Costa	AML	2001.
Boulevard, Suite 425	Compliance
Pleasant Hill, CA 94523	Officer, Trustee

Officers

John Whittaker, 37	Vice President	1-Year Term	Senior Vice President and Chief Operating	N/A	N/A
AssetMark		since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, 2000 to present.
2300 Contra Costa
Boulevard, Suite 425
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
September 30, 2006 (Unaudited)

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers

Carrie E. Hansen, 36	Treasurer,	1-Year Term	Senior Vice President, CFO/Chief Compliance	N/A	N/A
AssetMark	Chief	since January	Officer, AssetMark Investment Services,
Investment Services, Inc.	Compliance	2001	Inc., October 2004 to present; CFO/Director
2300 Contra Costa	Officer		of Operations, AssetMark Investment Services,
Boulevard, Suite 425	and AML		Inc., February 2004 to October 2004. Director
Pleasant Hill, CA 94523	Compliance		of Operations, AssetMark Investment Services,
	Officer		Inc., 2000 to February 2004.

Chris Villas-Chernak, 38	Secretary	1-Year Term	Senior Fund Administration and Compliance	N/A	N/A
AssetMark		since September	Administrator, AssetMark Investment Services,
Investment Services, Inc.		2006	Inc., 2005 to present; Fund Administration and
2300 Contra Costa			Compliance Manager, AssetMark Investment
Boulevard, Suite 425			Services, Inc., 2004 to 2005; Fund Administration
Pleasant Hill, CA 94523			and Compliance Specialist, AssetMark Investment
Services, Inc., 2002 to 2004; Project Manager,
AssetMark Investment Services, Inc., 2001 to 2002.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.
* Ronald Cordes and Richard Steiny are considered “interested persons” of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

6.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

7.	Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

ASSETMARK FUNDS

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund

Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
Three Embarcadero Center
San Francisco, CA 94111

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Semi-Annual Report
September 30, 2006

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Form filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AssetMark Funds

By (Signature and Title)* /s/ Ronald D. Cordes
Ronald D. Cordes, President

Date  November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ronald D. Cordes
Ronald D. Cordes
President (Principle Executive Officer)
AssetMark Funds

Date  November 21, 2006

By (Signature and Title)* /s/ Carrie E. Hansen
Carrie E. Hansen
Treasurer (Principle Financial Officer)
AssetMark Funds

Date  November 21, 2006

* Print the name and title of each signing officer under his or her signature.